UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland	20850
(Address of principal executive offices)	(Zip code)

Donald C. Cacciapaglia
Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Guggenheim Russell Top 50® Mega Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 23.9%
Johnson & Johnson	184,828	$18,508,675
Procter & Gamble Co.	176,779	14,900,702
Pfizer, Inc.	416,734	13,022,937
Merck & Company, Inc.	190,920	11,508,657
Coca-Cola Co.	259,404	10,679,663
Gilead Sciences, Inc.*	100,332	10,517,804
PepsiCo, Inc.	99,040	9,287,971
Philip Morris International, Inc.	102,752	8,244,821
Amgen, Inc.	49,459	7,530,627
Altria Group, Inc.	129,773	6,890,946
Bristol-Myers Squibb Co.	108,265	6,525,132
AbbVie, Inc.	103,885	6,269,460
MasterCard, Inc. — Class A	65,681	5,387,812
Total Consumer, Non-cyclical		129,275,207
Technology - 19.2%
Apple, Inc.	393,931	46,152,955
Microsoft Corp.	539,672	21,802,749
Intel Corp.	325,224	10,745,401
International Business Machines Corp.	61,802	9,474,865
Oracle Corp.	214,588	8,989,091
QUALCOMM, Inc.	110,269	6,887,402
Total Technology		104,052,463
Communications - 17.4%
Verizon Communications, Inc.	270,550	12,366,841
AT&T, Inc.	339,107	11,163,402
Walt Disney Co.	113,147	10,291,851
Google, Inc. — Class C*	18,556	9,918,553
Google, Inc. — Class A*	18,338	9,857,592
Facebook, Inc. — Class A*	128,994	9,791,935
Comcast Corp. — Class A	169,236	8,994,047
Cisco Systems, Inc.	334,676	8,823,733
Amazon.com, Inc.*	24,546	8,702,293
Twenty-First Century Fox, Inc. — Class A	124,404	4,125,237
Total Communications		94,035,484
Financial - 14.7%
Berkshire Hathaway, Inc. — Class B*	119,572	17,207,607
Wells Fargo & Co.	312,002	16,199,144
JPMorgan Chase & Co.	247,259	13,445,943
Bank of America Corp.	687,014	10,408,262
Citigroup, Inc.	198,469	9,318,120
Visa, Inc. — Class A	32,755	8,349,577
American Express Co.	59,266	4,782,174
Total Financial		79,710,827
Energy - 9.9%
Exxon Mobil Corp.	280,566	24,527,080
Chevron Corp.	124,372	12,751,861
Schlumberger Ltd.	84,967	7,000,431
ConocoPhillips	80,210	5,051,626
Occidental Petroleum Corp.	51,326	4,106,080
California Resources Corp.*	20,516	105,042
Total Energy		53,542,120
Industrial - 8.9%
General Electric Co.	655,135	15,651,174
3M Co.	42,746	6,937,676
Union Pacific Corp.	59,180	6,936,488
Boeing Co.	47,643	6,925,863
United Technologies Corp.	59,893	6,874,519
United Parcel Service, Inc. — Class B	46,245	4,570,856
Total Industrial		47,896,576
Consumer, Cyclical - 5.8%
Home Depot, Inc.	89,351	9,330,032
Wal-Mart Stores, Inc.	104,087	8,845,314
CVS Health Corp.	76,390	7,498,442
McDonald's Corp.	64,576	5,969,405
Total Consumer, Cyclical		31,643,193
Total Common Stocks
(Cost $467,647,346)		540,155,870
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	484,269	484,269
Total Short Term Investments
(Cost $484,269)		484,269
Total Investments - 99.9%
(Cost $468,131,615)		$540,640,139
Other Assets & Liabilities, net - 0.1%		617,075
Total Net Assets - 100.0%		$541,257,214
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 30.0%
Berkshire Hathaway, Inc. — Class B*	154,245	$22,197,398
Assurant, Inc.	315,758	20,053,790
Unum Group	477,203	14,821,926
MetLife, Inc.	283,196	13,168,614
Prudential Financial, Inc.	168,980	12,822,202
Genworth Financial, Inc. — Class A*	1,808,528	12,623,525
Hartford Financial Services Group, Inc.	317,055	12,333,440
American International Group, Inc.	244,414	11,944,512
Lincoln National Corp.	229,225	11,456,666
Loews Corp.	288,985	11,056,566
XL Group plc — Class A	281,251	9,700,347
SunTrust Banks, Inc.	231,194	8,882,474
Citigroup, Inc.	176,131	8,269,351
Morgan Stanley	243,478	8,231,991
Travelers Companies, Inc.	74,175	7,626,674
People's United Financial, Inc.	536,921	7,554,479
Zions Bancorporation	314,124	7,526,411
JPMorgan Chase & Co.	138,112	7,510,531
Capital One Financial Corp.	101,620	7,439,600
Bank of America Corp.	485,242	7,351,416
Aflac, Inc.	124,547	7,109,143
PNC Financial Services Group, Inc.	79,234	6,698,442
ACE Ltd.	60,830	6,567,207
KeyCorp	504,201	6,549,571
Goldman Sachs Group, Inc.	37,847	6,525,201
NASDAQ OMX Group, Inc.	131,162	5,980,987
Cincinnati Financial Corp.	118,000	5,960,180
Progressive Corp.	227,271	5,897,682
Fifth Third Bancorp	327,926	5,673,120
Comerica, Inc.	134,864	5,596,856
Chubb Corp.	56,253	5,507,169
BB&T Corp.	149,890	5,289,618
Principal Financial Group, Inc.	105,280	4,940,790
Torchmark Corp.	96,576	4,835,560
Bank of New York Mellon Corp.	132,204	4,759,344
Hudson City Bancorp, Inc.	503,058	4,512,430
Huntington Bancshares, Inc.	429,069	4,299,271
Total Financial		319,274,484
Energy - 27.5%
Valero Energy Corp.	403,356	21,329,465
Nabors Industries Ltd.	1,762,949	20,291,543
Chesapeake Energy Corp.	842,521	16,159,552
Phillips 66	225,934	15,887,679
Noble Corporation plc[1]	971,088	15,751,047
Tesoro Corp.	184,753	15,099,863
Marathon Petroleum Corp.	160,859	14,893,935
Denbury Resources, Inc.[1]	2,094,940	14,455,085
Hess Corp.	203,836	13,756,892
Newfield Exploration Co.*	409,672	12,200,032
Diamond Offshore Drilling, Inc.[1]	379,275	11,958,541
Marathon Oil Corp.	440,188	11,709,000
Ensco plc — Class A	416,089	11,667,136
Devon Energy Corp.	181,078	10,913,571
Murphy Oil Corp.	225,215	10,114,406
Chevron Corp.	91,905	9,423,020
QEP Resources, Inc.	444,855	8,994,968
Apache Corp.	135,766	8,494,879
Baker Hughes, Inc.	138,913	8,055,565
National Oilwell Varco, Inc.	136,957	7,454,570
ConocoPhillips	106,220	6,689,736
Transocean Ltd.[1]	355,099	5,788,114
Exxon Mobil Corp.	65,915	5,762,289
Occidental Petroleum Corp.	67,532	5,402,560
Helmerich & Payne, Inc.	81,129	4,832,043
Halliburton Co.	120,225	4,807,798
Total Energy		291,893,289
Consumer, Cyclical - 11.8%
Staples, Inc.	1,101,037	18,772,681
General Motors Co.	516,451	16,846,631
GameStop Corp. — Class A1	404,873	14,271,773
Ford Motor Co.	905,316	13,317,198
Best Buy Company, Inc.	335,958	11,825,722
Goodyear Tire & Rubber Co.	409,942	9,936,994
Kohl's Corp.	152,238	9,091,653
Wal-Mart Stores, Inc.	78,136	6,639,997
Target Corp.	75,039	5,523,621
Costco Wholesale Corp.	36,944	5,282,623
Whirlpool Corp.	26,138	5,203,553
Carnival Corp.	93,211	4,097,556
Johnson Controls, Inc.	86,182	4,004,878
Total Consumer, Cyclical		124,814,880
Utilities - 8.8%
FirstEnergy Corp.	226,186	9,122,080
NRG Energy, Inc.	349,704	8,623,701
Exelon Corp.	226,142	8,150,158
AES Corp.	580,173	7,089,714
Entergy Corp.	80,121	7,011,389
Consolidated Edison, Inc.	97,881	6,781,196
PG&E Corp.	107,007	6,293,082
SCANA Corp.	79,447	5,066,335
DTE Energy Co.	54,666	4,901,354
Duke Energy Corp.	53,957	4,701,813
Xcel Energy, Inc.	123,090	4,619,568
American Electric Power Company, Inc.	71,893	4,515,599
Ameren Corp.	97,733	4,425,350
Pinnacle West Capital Corp.	60,447	4,242,170
Pepco Holdings, Inc.	150,642	4,135,123
TECO Energy, Inc.	182,358	3,889,696
Total Utilities		93,568,328
Consumer, Non-cyclical - 7.4%
Anthem, Inc.	118,666	16,015,164
Tyson Foods, Inc. — Class A	353,297	13,792,715
Archer-Daniels-Midland Co.	287,338	13,398,571
Humana, Inc.	82,073	12,018,770
Cardinal Health, Inc.	111,434	9,270,194
Sysco Corp.	173,764	6,806,336
Avery Dennison Corp.	78,157	4,085,266
Avon Products, Inc.	432,068	3,344,206
Total Consumer, Non-cyclical		78,731,222
Industrial - 4.7%
Jacobs Engineering Group, Inc.*	355,152	13,531,291
Fluor Corp.	203,028	10,880,271

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 4.7% (continued)
L-3 Communications Holdings, Inc.	55,700	$6,857,784
Owens-Illinois, Inc.*	267,223	6,239,657
Ryder System, Inc.	61,848	5,120,396
Deere & Co.	51,020	4,346,394
Joy Global, Inc.	82,242	3,449,229
Total Industrial		50,425,022
Technology - 3.1%
Xerox Corp.	783,774	10,322,303
First Solar, Inc.*	214,858	9,092,790
Hewlett-Packard Co.	190,220	6,872,649
Computer Sciences Corp.	110,654	6,714,485
Total Technology		33,002,227
Basic Materials - 2.9%
Newmont Mining Corp.	315,191	7,927,054
Freeport-McMoRan, Inc.	357,690	6,012,769
Allegheny Technologies, Inc.	167,604	4,781,742
Nucor Corp.	93,651	4,087,866
Dow Chemical Co.	83,327	3,763,047
LyondellBasell Industries N.V. — Class A	46,431	3,672,228
Total Basic Materials		30,244,706
Communications - 2.3%
News Corp. — Class A*	775,629	11,549,116
CenturyLink, Inc.	140,327	5,215,955
AT&T, Inc.	136,183	4,483,144
Juniper Networks, Inc.	159,588	3,627,435
Total Communications		24,875,650
Diversified - 1.4%
Leucadia National Corp.	649,492	14,723,984
Total Common Stocks
(Cost $1,126,804,794)		1,061,553,792
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	293,760	293,760
Total Short Term Investments
(Cost $293,760)		293,760

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 5.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$39,273,733	39,273,733
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	14,281,357	14,281,357
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	7,305,629	7,305,629
Total Securities Lending Collateral
(Cost $60,860,719)		60,860,719
Total Investments - 105.6%
(Cost $1,187,959,273)		$1,122,708,271
Other Assets & Liabilities, net - (5.6)%		(59,646,486)
Total Net Assets - 100.0%		$1,063,061,785

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 29.8%
Constellation Brands, Inc. — Class A*	308,897	$34,117,674
Actavis plc*	114,224	30,445,264
Alexion Pharmaceuticals, Inc.*	165,883	30,396,400
Regeneron Pharmaceuticals, Inc.*	72,718	30,298,681
Celgene Corp.*	250,161	29,809,185
Gilead Sciences, Inc.*	278,019	29,144,732
Monster Beverage Corp.*	218,376	25,539,073
AmerisourceBergen Corp. — Class A	257,025	24,430,226
Keurig Green Mountain, Inc.	187,872	23,025,592
Zoetis, Inc.	529,838	22,639,977
DaVita HealthCare Partners, Inc.*	285,762	21,449,296
Amgen, Inc.	136,937	20,850,028
Edwards Lifesciences Corp.*	161,716	20,271,101
Moody's Corp.	194,915	17,801,587
Biogen Idec, Inc.*	45,091	17,547,614
Robert Half International, Inc.	299,951	17,415,155
Allergan, Inc.	77,122	16,909,770
United Rentals, Inc.*	199,656	16,541,500
Mylan, Inc.*	265,738	14,123,975
Molson Coors Brewing Co. — Class B	176,873	13,429,967
Intuitive Surgical, Inc.*	26,648	13,176,903
CareFusion Corp.*	221,318	13,124,157
Dr Pepper Snapple Group, Inc.	159,804	12,348,055
Cintas Corp.	156,357	12,305,296
AbbVie, Inc.	187,180	11,296,313
MasterCard, Inc. — Class A	127,036	10,420,763
Hospira, Inc.*	150,453	9,543,234
Lorillard, Inc.	134,956	8,854,463
Total Consumer, Non-cyclical		547,255,981
Consumer, Cyclical - 21.8%
DR Horton, Inc.	1,841,765	45,160,079
Lennar Corp. — Class A1	788,564	35,414,409
Southwest Airlines Co.	757,875	34,240,792
Under Armour, Inc. — Class A*	473,767	34,149,125
Delta Air Lines, Inc.	662,092	31,323,573
Chipotle Mexican Grill, Inc. — Class A*	34,775	24,684,686
O'Reilly Automotive, Inc.*	127,382	23,866,292
CVS Health Corp.	203,859	20,010,799
Harman International Industries, Inc.	148,721	19,278,703
Lowe's Companies, Inc.	256,509	17,381,049
Michael Kors Holdings Ltd.*	212,282	15,027,443
Dollar Tree, Inc.*	206,729	14,698,432
Wyndham Worldwide Corp.	172,495	14,453,356
AutoZone, Inc.*	20,967	12,516,460
VF Corp.	161,619	11,211,510
Nordstrom, Inc.	132,770	10,117,074
Home Depot, Inc.	91,892	9,595,363
NIKE, Inc. — Class B	99,711	9,198,340
Leggett & Platt, Inc.	211,428	9,013,176
Ross Stores, Inc.	95,023	8,714,559
Total Consumer, Cyclical		400,055,220
Technology - 16.3%
Micron Technology, Inc.*	1,366,450	39,989,160
Apple, Inc.	263,450	30,865,802
Avago Technologies Ltd.	285,497	29,371,932
Akamai Technologies, Inc.*	457,369	26,598,294
Seagate Technology plc	398,911	22,514,537
Red Hat, Inc.*	316,106	20,164,402
Western Digital Corp.	186,031	18,087,794
Electronic Arts, Inc.*	329,605	18,082,130
Cognizant Technology Solutions Corp. — Class A*	306,725	16,603,024
Fiserv, Inc.*	168,656	12,232,620
SanDisk Corp.	142,854	10,844,047
Lam Research Corp.	126,146	9,642,600
Intel Corp.	285,009	9,416,697
Cerner Corp.*	138,931	9,218,072
NVIDIA Corp.	456,101	8,759,420
QUALCOMM, Inc.	135,916	8,489,313
Citrix Systems, Inc.*	142,366	8,436,609
Total Technology		299,316,453
Financial - 12.0%
American Tower Corp. — Class A	245,535	23,804,618
Host Hotels & Resorts, Inc.	820,581	18,783,099
Health Care REIT, Inc.	221,128	18,121,439
CBRE Group, Inc. — Class A*	527,964	17,074,356
Kimco Realty Corp.	570,938	15,786,436
Navient Corp.	786,305	15,521,661
Equity Residential	192,051	14,905,078
Legg Mason, Inc.	264,882	14,685,058
Visa, Inc. — Class A	53,755	13,702,687
AvalonBay Communities, Inc.	75,759	13,105,549
Macerich Co.	133,010	11,440,190
Ventas, Inc.	142,144	11,344,513
Ameriprise Financial, Inc.	90,585	11,317,690
Essex Property Trust, Inc.	49,514	11,192,640
Boston Properties, Inc.	78,096	10,839,725
Total Financial		221,624,739
Communications - 11.8%
Facebook, Inc. — Class A*	437,190	33,187,093
Expedia, Inc.	333,052	28,619,158
DIRECTV*	325,480	27,756,934
VeriSign, Inc.*,1	470,364	25,625,431
F5 Networks, Inc.*	182,850	20,409,717
Yahoo!, Inc.*	449,010	19,751,950
Time Warner, Inc.	150,293	11,712,334
Alliance Data Systems Corp.*	40,454	11,684,329
Priceline Group, Inc.*	10,509	10,608,625
Walt Disney Co.	107,766	9,802,395
eBay, Inc.*	164,914	8,740,442
Google, Inc. — Class A*	9,136	4,911,057
Google, Inc. — Class C*	9,054	4,839,544
Total Communications		217,649,009
Industrial - 3.5%
Union Pacific Corp.	145,200	17,018,893
Martin Marietta Materials, Inc.	111,311	11,992,647
Amphenol Corp. — Class A	222,617	11,956,759
CH Robinson Worldwide, Inc.	166,846	11,882,772
Thermo Fisher Scientific, Inc.	93,301	11,682,218
Total Industrial		64,533,289
Energy - 2.9%
EOG Resources, Inc.	191,927	17,087,260

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 2.9% (continued)
Range Resources Corp.	302,281	$13,986,542
Cabot Oil & Gas Corp. — Class A	524,138	13,889,657
Williams Companies, Inc.	210,989	9,253,978
Total Energy		54,217,437
Basic Materials - 1.8%
Sherwin-Williams Co.	53,305	14,460,047
Sigma-Aldrich Corp.	74,734	10,277,420
Ecolab, Inc.	82,866	8,599,005
Total Basic Materials		33,336,472
Total Common Stocks
(Cost $1,721,201,907)		1,837,988,600

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$4,171,649	4,171,649
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	1,516,963	1,516,963
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	776,003	776,003
Total Securities Lending Collateral
(Cost $6,464,615)		6,464,615
Total Investments - 100.3%
(Cost $1,727,666,522)		$1,844,453,215
Other Assets & Liabilities, net - (0.3)%		(5,562,685)
Total Net Assets - 100.0%		$1,838,890,530

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 24.9%
AGCO Corp.	56,275	$2,438,959
Tech Data Corp.*	36,651	2,092,772
Avnet, Inc.	49,355	2,054,154
Arrow Electronics, Inc.*	35,931	1,977,642
KBR, Inc.	109,935	1,817,226
AECOM*	66,813	1,698,386
Terex Corp.	74,469	1,674,063
Tidewater, Inc.[1]	54,668	1,599,586
Jabil Circuit, Inc.	63,031	1,299,069
Vishay Intertechnology, Inc.	94,659	1,289,256
Greif, Inc. — Class A	33,206	1,268,469
Alliant Techsystems, Inc.	9,633	1,255,276
Oshkosh Corp.	28,760	1,232,366
Con-way, Inc.	22,997	942,187
Exelis, Inc.	51,201	876,049
SPX Corp.	10,477	875,563
Rock-Tenn Co. — Class A	12,520	812,548
Triumph Group, Inc.	14,001	798,897
Kennametal, Inc.	21,100	662,962
Granite Construction, Inc.	17,477	595,616
Regal-Beloit Corp.	8,643	595,071
Bemis Company, Inc.	11,957	529,695
TimkenSteel Corp.	15,763	425,601
Timken Co.	10,909	414,651
Total Industrial		29,226,064
Financial - 18.7%
Reinsurance Group of America, Inc. — Class A	26,895	2,227,175
Old Republic International Corp.	122,268	1,716,643
Hanover Insurance Group, Inc.	24,538	1,693,122
Aspen Insurance Holdings Ltd.	36,361	1,575,159
Kemper Corp.	44,967	1,569,798
American Financial Group, Inc.	22,035	1,278,911
First American Financial Corp.	36,336	1,236,151
Everest Re Group Ltd.	6,542	1,121,168
StanCorp Financial Group, Inc.	16,411	1,018,138
Mercury General Corp.	13,868	792,556
Associated Banc-Corp.	42,494	714,324
FirstMerit Corp.	43,145	706,931
Trustmark Corp.	32,862	701,932
Fulton Financial Corp.	62,907	701,413
International Bancshares Corp.	30,015	675,638
HCC Insurance Holdings, Inc.	11,979	638,960
Umpqua Holdings Corp.	41,182	638,733
Hancock Holding Co.	23,533	614,447
Washington Federal, Inc.	30,183	599,434
TCF Financial Corp.	32,216	473,575
Valley National Bancorp[1]	50,924	462,390
New York Community Bancorp, Inc.	28,141	434,778
Prosperity Bancshares, Inc.	8,628	395,076
Total Financial		21,986,452
Energy - 14.9%
HollyFrontier Corp.	53,485	1,921,181
Patterson-UTI Energy, Inc.	104,915	1,800,342
Superior Energy Services, Inc.	74,752	1,495,041
Rowan Companies plc — Class A	67,628	1,428,303
Unit Corp.*	46,509	1,385,038
Western Refining, Inc.	36,476	1,354,354
Atwood Oceanics, Inc.	46,007	1,314,880
Murphy USA, Inc.*	18,342	1,280,455
NOW, Inc.*,1	45,198	1,127,690
CARBO Ceramics, Inc.[1]	30,104	986,809
SM Energy Co.	26,002	983,396
Peabody Energy Corp.[1]	113,731	708,544
Rosetta Resources, Inc.*	38,563	658,270
Oil States International, Inc.*	14,529	596,706
Helix Energy Solutions Group, Inc.*	23,329	437,885
Total Energy		17,478,894
Consumer, Non-cyclical - 12.8%
ManpowerGroup, Inc.	26,321	1,918,274
Rent-A-Center, Inc.	46,299	1,587,130
Halyard Health, Inc.*	33,949	1,513,107
Community Health Systems, Inc.*	31,248	1,470,843
Health Net, Inc.*	25,820	1,398,669
Owens & Minor, Inc.	39,381	1,348,012
WellCare Health Plans, Inc.*	17,791	1,296,074
RR Donnelley & Sons Co.	73,527	1,210,990
FTI Consulting, Inc.*	22,275	905,924
United Natural Foods, Inc.*	10,634	821,796
Dean Foods Co.	44,206	801,013
Aaron's, Inc.	24,864	787,194
Total Consumer, Non-cyclical		15,059,026
Consumer, Cyclical - 11.3%
Ingram Micro, Inc. — Class A*	85,555	2,154,275
Ascena Retail Group, Inc.*	170,970	1,976,414
World Fuel Services Corp.	35,088	1,718,259
MDC Holdings, Inc.	58,161	1,454,025
Abercrombie & Fitch Co. — Class A1	47,079	1,201,456
CST Brands, Inc.	22,622	975,008
JC Penney Company, Inc.*,1	112,312	816,508
Guess?, Inc.	40,967	769,360
Dana Holding Corp.	33,633	701,921
International Speedway Corp. — Class A	20,490	596,054
Office Depot, Inc.*	63,495	482,562
ANN, Inc.*	13,049	431,922
Total Consumer, Cyclical		13,277,764
Basic Materials - 8.3%
Domtar Corp.	60,746	2,326,572
Reliance Steel & Aluminum Co.	31,094	1,628,393
Commercial Metals Co.	113,772	1,526,820
United States Steel Corp.[1]	62,342	1,523,638
Cabot Corp.	28,322	1,201,136
Steel Dynamics, Inc.	44,519	758,604
Olin Corp.	29,543	740,643
Total Basic Materials		9,705,806
Utilities - 4.0%
ONE Gas, Inc.	23,644	1,044,829
Great Plains Energy, Inc.	32,230	953,041
Hawaiian Electric Industries, Inc.	24,904	854,207
MDU Resources Group, Inc.	33,566	758,927
Atmos Energy Corp.	9,998	568,986
WGL Holdings, Inc.	8,746	494,149
Total Utilities		4,674,139

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 2.5%
Advanced Micro Devices, Inc.*,1	359,824	$924,748
Lexmark International, Inc. — Class A	21,863	872,552
Convergys Corp.	29,472	564,684
NCR Corp.*	21,613	548,970
Total Technology		2,910,954
Communications - 2.4%
Telephone & Data Systems, Inc.	62,144	1,444,848
Time, Inc.	57,073	1,429,108
Total Communications		2,873,956
Total Common Stocks
(Cost $119,636,077)		117,193,055
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	179,767	179,767
Total Short Term Investments
(Cost $179,767)		179,767

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 7.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$5,612,683	5,612,683
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	2,040,976	2,040,976
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	1,044,061	1,044,061
Total Securities Lending Collateral
(Cost $8,697,720)		8,697,720
Total Investments - 107.4%
(Cost $128,513,564)		$126,070,542
Other Assets & Liabilities, net - (7.4)%		(8,682,065)
Total Net Assets - 100.0%		$117,388,477

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company

Guggenheim S&P Midcap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 25.2%
Centene Corp.*	136,435	$14,893,245
United Therapeutics Corp.*	99,444	14,034,532
Akorn, Inc.*	328,879	14,003,669
Salix Pharmaceuticals Ltd.*	83,460	11,239,558
Hain Celestial Group, Inc.*	200,812	10,596,849
WhiteWave Foods Co. — Class A*	279,110	9,202,257
Boston Beer Company, Inc. — Class A*	27,663	8,700,567
IDEXX Laboratories, Inc.*	53,557	8,484,500
Global Payments, Inc.	90,798	7,927,573
Gartner, Inc.*	83,280	7,013,842
VCA, Inc.*	134,561	7,010,628
Live Nation Entertainment, Inc.*	243,511	5,788,256
STERIS Corp.	84,995	5,543,374
Corporate Executive Board Co.	79,985	5,480,572
Service Corporation International	218,071	4,934,947
MEDNAX, Inc.*	71,087	4,826,096
SEI Investments Co.	118,242	4,749,781
Charles River Laboratories International, Inc.*	62,809	4,355,804
Align Technology, Inc.*	80,408	4,265,644
Sirona Dental Systems, Inc.*	45,616	4,115,476
WEX, Inc.*	40,970	3,771,289
Covance, Inc.*	35,264	3,745,389
Cooper Companies, Inc.	23,153	3,650,070
Total Consumer, Non-cyclical		168,333,918
Consumer, Cyclical - 20.3%
JetBlue Airways Corp.*,1	940,825	15,796,452
Toll Brothers, Inc.*	399,037	13,814,661
NVR, Inc.*	8,756	10,982,038
Advance Auto Parts, Inc.	63,505	10,097,295
Alaska Air Group, Inc.	136,483	9,263,101
Signet Jewelers Ltd.	66,462	8,049,213
Polaris Industries, Inc.	55,616	8,041,517
Tempur Sealy International, Inc.*	142,908	7,864,227
Foot Locker, Inc.	141,433	7,527,064
Brunswick Corp.	123,402	6,698,261
Williams-Sonoma, Inc.	75,028	5,870,941
Domino's Pizza, Inc.	58,652	5,809,480
Carter's, Inc.	64,785	5,279,330
Hanesbrands, Inc.	42,276	4,708,701
LKQ Corp.*	170,752	4,407,109
Brinker International, Inc.	73,885	4,317,101
HSN, Inc.	53,179	4,118,182
Deckers Outdoor Corp.*	46,058	3,042,131
Total Consumer, Cyclical		135,686,804
Financial - 17.8%
Alexander & Baldwin, Inc.	384,810	14,722,830
Extra Space Storage, Inc.	183,020	12,079,320
LaSalle Hotel Properties	272,374	11,020,252
Camden Property Trust	141,155	10,875,992
Jones Lang LaSalle, Inc.	62,317	9,165,584
Omega Healthcare Investors, Inc.	186,717	8,189,408
Duke Realty Corp.	367,594	8,024,577
RenaissanceRe Holdings Ltd.	82,185	7,859,352
Primerica, Inc.	132,998	6,602,021
Weingarten Realty Investors	174,600	6,544,008
Lamar Advertising Co. — Class A	99,776	5,589,452
Regency Centers Corp.	78,938	5,411,989
Signature Bank*	44,222	5,179,723
Kilroy Realty Corp.	55,452	4,111,766
UDR, Inc.	109,601	3,645,329
Total Financial		119,021,603
Industrial - 13.1%
Trinity Industries, Inc.	544,674	14,417,520
Eagle Materials, Inc.	194,196	13,830,639
Packaging Corporation of America	135,345	10,265,918
Old Dominion Freight Line, Inc.*	115,435	8,094,302
Wabtec Corp.	93,833	7,830,364
Zebra Technologies Corp. — Class A*	85,486	7,134,662
ITT Corp.	182,092	6,520,715
Acuity Brands, Inc.	38,972	5,841,513
Landstar System, Inc.	87,102	5,581,496
Cognex Corp.*	119,166	4,379,351
Gentex Corp.	219,522	3,663,822
Total Industrial		87,560,302
Technology - 10.4%
Cadence Design Systems, Inc.*	743,681	13,378,820
Skyworks Solutions, Inc.	150,459	12,495,620
SolarWinds, Inc.*	259,219	12,481,395
Rackspace Hosting, Inc.*	154,792	6,959,448
Fair Isaac Corp.	76,056	5,426,596
Ultimate Software Group, Inc.*	36,618	5,419,830
Riverbed Technology, Inc.*	239,701	4,933,047
ACI Worldwide, Inc.*	258,623	4,776,767
Tyler Technologies, Inc.*	33,509	3,554,635
Total Technology		69,426,158
Communications - 8.6%
ARRIS Group, Inc.*	506,576	13,282,423
Fortinet, Inc.*	360,894	10,788,926
InterDigital, Inc.	172,749	8,633,995
Qorvo, Inc.*	107,549	7,944,645
Equinix, Inc.	35,842	7,772,696
AMC Networks, Inc. — Class A*	74,320	4,957,144
FactSet Research Systems, Inc.	25,611	3,677,483
Total Communications		57,057,312
Basic Materials - 2.4%
Minerals Technologies, Inc.	92,864	6,066,806
Cytec Industries, Inc.	120,057	5,761,535
Valspar Corp.	49,735	4,149,391
Total Basic Materials		15,977,732
Energy - 1.1%
Dresser-Rand Group, Inc.*	95,510	7,648,441
Utilities - 1.0%
UGI Corp.	180,177	6,664,747
Total Common Stocks
(Cost $623,302,944)		667,377,017
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	386,180	386,180
Total Short Term Investments
(Cost $386,180)		386,180

Guggenheim S&P Midcap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.3%

Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$5,435,959	$5,435,959
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	1,976,712	1,976,712
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	1,011,187	1,011,187
Total Securities Lending Collateral
(Cost $8,423,858)		8,423,858
Total Investments - 101.3%
(Cost $632,112,982)		$676,187,055
Other Assets & Liabilities, net - (1.3)%		(8,508,854)
Total Net Assets - 100.0%		$667,678,201
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Industrial - 20.4%
Benchmark Electronics, Inc.*	80,069	$1,940,071
TTM Technologies, Inc.*	271,563	1,887,363
AAR Corp.	63,955	1,832,950
Griffon Corp.	119,762	1,759,304
Gibraltar Industries, Inc.*	112,591	1,704,628
Olympic Steel, Inc.	123,272	1,690,059
Atlas Air Worldwide Holdings, Inc.*	35,794	1,617,889
Universal Forest Products, Inc.	30,150	1,509,309
Sanmina Corp.*	60,693	1,285,478
Comfort Systems USA, Inc.	71,324	1,187,545
Roadrunner Transportation Systems, Inc.*	57,551	1,169,437
Hornbeck Offshore Services, Inc.*	51,416	1,141,435
Aegion Corp. — Class A*	74,123	1,135,564
Tredegar Corp.	51,344	1,098,249
EMCOR Group, Inc.	26,203	1,057,553
Briggs & Stratton Corp.	54,562	1,004,486
Plexus Corp.*	25,897	981,237
RTI International Metals, Inc.*	42,760	953,548
Hub Group, Inc. — Class A*	27,093	904,906
Fabrinet*	51,752	845,110
National Presto Industries, Inc.[1]	13,189	830,907
II-VI, Inc.*	45,451	781,303
Celadon Group, Inc.	32,387	771,782
Encore Wire Corp.	23,587	722,469
Kaman Corp.	18,266	694,473
Powell Industries, Inc.	14,749	575,358
DXP Enterprises, Inc.*	13,260	543,925
AM Castle & Co.*,1	89,291	540,211
General Cable Corp.	40,890	467,782
LSB Industries, Inc.*	13,851	432,705
Astec Industries, Inc.	11,677	415,234
Tetra Tech, Inc.	17,663	406,779
Total Industrial		33,889,049
Consumer, Cyclical - 18.3%
Cash America International, Inc.	105,774	2,200,100
SkyWest, Inc.	158,079	1,983,891
EZCORP, Inc. — Class A*,1	164,367	1,694,624
Pep Boys-Manny Moe & Jack*	192,755	1,624,925
M/I Homes, Inc.*	77,530	1,600,219
United Stationers, Inc.	33,135	1,335,673
Big 5 Sporting Goods Corp.	112,111	1,335,242
Stage Stores, Inc.	66,379	1,327,580
ScanSource, Inc.*	38,371	1,323,032
Fred's, Inc. — Class A	73,048	1,212,597
Titan International, Inc.[1]	134,024	1,198,174
Sonic Automotive, Inc. — Class A	47,878	1,179,235
Perry Ellis International, Inc.*	45,600	1,090,296
Superior Industries International, Inc.	59,727	1,090,018
Haverty Furniture Companies, Inc.	39,071	954,505
Biglari Holdings, Inc.*	2,288	947,163
VOXX International Corp. — Class A*	106,780	854,240
Arctic Cat, Inc.	24,707	830,649
Unifi, Inc.*	24,927	803,397
Barnes & Noble, Inc.*	34,178	802,841
Ruby Tuesday, Inc.*	132,005	794,670
Casey's General Stores, Inc.	8,539	779,611
Stein Mart, Inc.	54,732	753,112
Marcus Corp.	36,761	693,312
Callaway Golf Co.	72,156	588,793
Children's Place, Inc.	9,112	546,264
Genesco, Inc.*	7,290	520,871
Movado Group, Inc.	14,711	353,505
Total Consumer, Cyclical		30,418,539
Consumer, Non-cyclical - 17.8%
Central Garden and Pet Co. — Class A*	235,999	2,147,591
Kelly Services, Inc. — Class A	124,333	2,101,228
Universal Corp.	51,961	2,086,753
Seneca Foods Corp. — Class A*	71,967	1,862,506
CDI Corp.	96,168	1,633,894
Viad Corp.	60,471	1,631,508
SpartanNash Co.	61,800	1,591,968
PharMerica Corp.*	62,456	1,437,113
ABM Industries, Inc.	49,039	1,415,756
Magellan Health, Inc.*	22,262	1,338,391
Almost Family, Inc.*	42,915	1,302,900
Kindred Healthcare, Inc.	70,105	1,294,138
Monster Worldwide, Inc.*	303,122	1,251,894
LHC Group, Inc.*	41,245	1,225,801
Hanger, Inc.*	51,493	1,111,219
Andersons, Inc.	24,617	1,107,273
Insperity, Inc.	23,410	981,815
Brink's Co.	43,346	971,384
TrueBlue, Inc.*	43,764	965,434
Invacare Corp.	57,612	844,016
Alliance One International, Inc.*	598,590	628,520
Heidrick & Struggles International, Inc.	27,153	601,710
Total Consumer, Non-cyclical		29,532,812
Energy - 14.6%
Basic Energy Services, Inc.*	295,410	1,737,010
Green Plains, Inc.	70,947	1,660,870
Pioneer Energy Services Corp.*	396,284	1,640,616
Cloud Peak Energy, Inc.*	202,395	1,374,263
Gulf Island Fabrication, Inc.	78,590	1,302,236
Northern Oil and Gas, Inc.*,1	205,559	1,290,911
C&J Energy Services, Inc.*	113,908	1,173,252
Matrix Service Co.*	58,913	1,131,130
Penn Virginia Corp.*,1	220,226	1,074,703
TETRA Technologies, Inc.*	204,169	1,008,595
Gulfmark Offshore, Inc. — Class A	50,814	1,002,560
ION Geophysical Corp.*	442,666	995,998
SEACOR Holdings, Inc.*	13,681	984,348
Stone Energy Corp.*	63,554	894,840
Swift Energy Co.*,1	410,719	874,831
Newpark Resources, Inc.*	87,093	752,484
Geospace Technologies Corp.*	31,307	750,742
Tesco Corp.	67,946	695,767
PDC Energy, Inc.*	13,930	639,944
Rex Energy Corp.*,1	176,088	623,352
Exterran Holdings, Inc.	20,764	562,912
Paragon Offshore plc[1]	224,040	468,244
FutureFuel Corp.	42,254	464,371
Comstock Resources, Inc.[1]	110,370	445,895

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 14.6% (continued)
Bristow Group, Inc.	7,065	$393,591
Arch Coal, Inc.[1]	338,522	313,911
Total Energy		24,257,376
Financial - 11.7%
Meadowbrook Insurance Group, Inc.	314,226	2,608,075
Stewart Information Services Corp.	44,042	1,576,703
United Fire Group, Inc.	50,375	1,407,477
Employers Holdings, Inc.	61,572	1,280,698
Infinity Property & Casualty Corp.	15,671	1,101,201
Selective Insurance Group, Inc.	41,439	1,069,955
Navigators Group, Inc.*	14,271	1,059,194
OFG Bancorp	61,018	982,390
Horace Mann Educators Corp.	30,629	933,266
Astoria Financial Corp.	72,234	883,421
Calamos Asset Management, Inc. — Class A	68,713	862,348
First BanCorp*	149,947	823,209
Forestar Group, Inc.*	58,002	769,687
Susquehanna Bancshares, Inc.	53,583	675,682
Safety Insurance Group, Inc.	10,528	652,210
Provident Financial Services, Inc.	34,684	602,114
Wintrust Financial Corp.	11,375	494,471
Capstead Mortgage Corp.	36,776	442,048
ProAssurance Corp.	9,311	413,129
Central Pacific Financial Corp.	18,815	394,739
Old National Bancorp	28,011	375,628
Total Financial		19,407,645
Basic Materials - 6.5%
Kraton Performance Polymers, Inc.*	77,539	1,499,605
Zep, Inc.	82,174	1,316,427
OM Group, Inc.	46,770	1,309,560
Stepan Co.	31,902	1,225,037
Veritiv Corp.*	23,979	1,219,811
A. Schulman, Inc.	26,222	913,837
PH Glatfelter Co.	37,188	850,490
Materion Corp.	25,233	831,427
Kaiser Aluminum Corp.	11,274	781,401
American Vanguard Corp.	40,446	452,186
Koppers Holdings, Inc.	19,407	352,431
Total Basic Materials		10,752,212
Technology - 5.9%
Insight Enterprises, Inc.*	70,378	1,665,846
SYNNEX Corp.	18,257	1,354,487
Ciber, Inc.*	416,853	1,346,435
Digi International, Inc.*	118,312	1,129,880
ManTech International Corp. — Class A	34,518	1,122,871
Engility Holdings, Inc.*	27,142	1,082,966
CACI International, Inc. — Class A*	11,149	943,094
Sykes Enterprises, Inc.*	28,579	643,599
Cohu, Inc.	45,738	518,212
Total Technology		9,807,390
Communications - 4.2%
Liquidity Services, Inc.*	195,672	1,514,501
Harte-Hanks, Inc.	172,069	1,250,942
Scholastic Corp.	27,800	1,022,484
Blucora, Inc.*	71,611	968,181
Anixter International, Inc.*	12,709	957,749
Spok Holdings, Inc.	29,077	497,798
NETGEAR, Inc.*	13,780	465,351
Black Box Corp.	16,751	351,939
Total Communications		7,028,945
Utilities - 0.5%
Avista Corp.	11,651	432,602
Laclede Group, Inc.	7,865	422,822
Total Utilities		855,424
Total Common Stocks
(Cost $173,377,589)		165,949,392
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	137,068	137,068
Total Short Term Investments
(Cost $137,068)		137,068

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 4.3%

Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$4,590,110	4,590,110
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	1,669,131	1,669,131
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	853,844	853,844
Total Securities Lending Collateral
(Cost $7,113,085)		7,113,085
Total Investments - 104.3%
(Cost $180,627,742)		$173,199,545
Other Assets & Liabilities, net - (4.3)%		(7,079,791)
Total Net Assets - 100.0%		$166,119,754

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 22.9%
Chesapeake Lodging Trust	41,002	$1,505,593
Sabra Health Care REIT, Inc.	44,132	1,443,117
Universal Insurance Holdings, Inc.	59,928	1,392,127
CoreSite Realty Corp.	27,733	1,214,982
DiamondRock Hospitality Co.	74,309	1,079,710
American Assets Trust, Inc.	23,675	1,050,697
Bank Mutual Corp.	145,618	927,587
HFF, Inc. — Class A	27,154	922,421
Universal Health Realty Income Trust	16,856	905,674
Associated Estates Realty Corp.	34,399	856,879
Post Properties, Inc.	13,737	834,523
Retail Opportunity Investments Corp.	41,001	724,487
Medical Properties Trust, Inc.	44,592	685,379
First Midwest Bancorp, Inc.	42,239	650,480
HCI Group, Inc.	13,985	646,247
Glacier Bancorp, Inc.	27,802	619,151
Boston Private Financial Holdings, Inc.	55,873	614,603
MB Financial, Inc.	20,731	588,968
BofI Holding, Inc.*	6,935	585,037
Home BancShares, Inc.	19,480	576,998
Sovran Self Storage, Inc.	5,694	539,507
PRA Group, Inc.*	10,662	527,982
PrivateBancorp, Inc. — Class A	17,088	518,450
Healthcare Realty Trust, Inc.	16,916	509,002
Enova International, Inc.*	25,840	497,420
Bank of the Ozarks, Inc.	14,966	485,347
Inland Real Estate Corp.	42,589	484,663
Education Realty Trust, Inc.	13,619	471,217
Pinnacle Financial Partners, Inc.	10,793	387,900
Cousins Properties, Inc.	32,676	360,743
CareTrust REIT, Inc.	23,411	315,580
Total Financial		22,922,471
Consumer, Non-cyclical - 20.2%
Lannett Company, Inc.*	41,622	1,974,132
ABIOMED, Inc.*	23,540	1,217,959
On Assignment, Inc.*	33,882	1,190,274
PAREXEL International Corp.*	19,285	1,175,614
Repligen Corp.*	43,873	1,065,675
Molina Healthcare, Inc.*	20,772	1,057,503
ExamWorks Group, Inc.*	27,260	1,007,530
Depomed, Inc.*	53,391	975,454
Natus Medical, Inc.*	23,453	881,833
AMN Healthcare Services, Inc.*	39,851	749,996
Cynosure, Inc. — Class A*	24,718	746,978
Calavo Growers, Inc.	16,969	680,627
Anika Therapeutics, Inc.*	17,066	668,646
Abaxis, Inc.	10,569	649,782
Cal-Maine Foods, Inc.	18,261	640,048
Chemed Corp.	5,698	576,295
Ensign Group, Inc.	13,862	575,273
Albany Molecular Research, Inc.*	34,936	570,505
Ligand Pharmaceuticals, Inc. — Class B*	9,736	554,173
Snyder's-Lance, Inc.	17,699	514,864
Helen of Troy Ltd.*	6,220	467,868
Cambrex Corp.*	19,666	441,108
Impax Laboratories, Inc.*	11,429	419,101
Affymetrix, Inc.*	37,585	414,938
Cantel Medical Corp.	9,012	365,617
Gentiva Health Services, Inc.*	16,525	320,916
J&J Snack Foods Corp.	2,860	280,623
Total Consumer, Non-cyclical		20,183,332
Consumer, Cyclical - 16.8%
Skechers U.S.A., Inc. — Class A*	19,960	1,204,587
Meritage Homes Corp.*	31,285	1,139,087
Standard Pacific Corp.*	142,663	1,001,494
G-III Apparel Group Ltd.*	9,665	939,438
Ryland Group, Inc.	23,173	930,396
Allegiant Travel Co. — Class A	4,716	854,869
Pinnacle Entertainment, Inc.*	39,400	833,310
DTS, Inc.*	29,001	803,907
Buffalo Wild Wings, Inc.*	4,477	798,340
Papa John's International, Inc.	12,249	777,322
Zumiez, Inc.*	20,479	763,662
Select Comfort Corp.*	23,957	714,877
Sonic Corp.	22,605	684,253
BJ's Restaurants, Inc.*	14,525	643,312
Winnebago Industries, Inc.	30,242	601,513
Universal Electronics, Inc.*	8,505	542,109
Iconix Brand Group, Inc.*	16,222	539,219
Outerwall, Inc.	8,668	538,109
Texas Roadhouse, Inc. — Class A	15,391	516,984
Jack in the Box, Inc.	6,094	516,710
Wolverine World Wide, Inc.	16,252	457,494
Marriott Vacations Worldwide Corp.	5,576	426,564
Francesca's Holdings Corp.*	20,105	318,865
Scientific Games Corp. — Class A*,1	24,482	289,132
Total Consumer, Cyclical		16,835,553
Industrial - 13.9%
TASER International, Inc.*,1	67,009	1,809,913
Methode Electronics, Inc.	30,315	1,096,494
Heartland Express, Inc.	38,366	985,622
Apogee Enterprises, Inc.	22,494	973,091
ArcBest Corp.	25,974	967,790
PGT, Inc.*	109,734	942,615
KapStone Paper and Packaging Corp.	28,160	841,139
Lydall, Inc.*	29,430	810,797
Hillenbrand, Inc.	23,028	723,309
US Ecology, Inc.	17,130	710,210
Bel Fuse, Inc. — Class B	29,829	701,578
Headwaters, Inc.*	47,420	667,674
Knight Transportation, Inc.	20,808	592,820
Saia, Inc.*	13,041	549,157
Curtiss-Wright Corp.	7,357	489,461
Matson, Inc.	10,953	380,617
AZZ, Inc.	8,122	342,667
Forward Air Corp.	6,380	286,462
Total Industrial		13,871,416
Technology - 13.1%
Take-Two Interactive Software, Inc.*	65,719	1,953,169
Synchronoss Technologies, Inc.*	33,643	1,428,818

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 13.1% (continued)
Omnicell, Inc.*	30,885	$983,070
Super Micro Computer, Inc.*	24,740	904,742
Manhattan Associates, Inc.*	20,088	896,728
MAXIMUS, Inc.	15,434	859,982
Synaptics, Inc.*	10,393	798,286
iGATE Corp.*	21,656	766,622
NetScout Systems, Inc.*	18,161	651,980
Tessera Technologies, Inc.	17,558	651,051
Monolithic Power Systems, Inc.	12,751	605,545
Digital River, Inc.*	21,148	539,908
Dealertrack Technologies, Inc.*	12,555	504,711
Virtusa Corp.*	13,294	497,993
Blackbaud, Inc.	9,650	421,802
Electronics for Imaging, Inc.*	9,770	377,611
MicroStrategy, Inc. — Class A*	1,520	245,632
Total Technology		13,087,650
Communications - 6.1%
General Communication, Inc. — Class A*	96,031	1,409,735
LogMeIn, Inc.*	19,584	931,219
Dice Holdings, Inc.*	101,331	838,007
j2 Global, Inc.	11,752	675,035
comScore, Inc.*	15,804	656,814
EW Scripps Co. — Class A*	24,873	490,744
Consolidated Communications Holdings, Inc.	18,781	437,222
VASCO Data Security International, Inc.*,1	18,043	387,925
ViaSat, Inc.*	5,021	282,281
Total Communications		6,108,982
Energy - 4.2%
Synergy Resources Corp.*	127,678	1,561,502
Carrizo Oil & Gas, Inc.*	34,255	1,544,901
Flotek Industries, Inc.*	38,677	625,407
PetroQuest Energy, Inc.*	164,098	480,807
Total Energy		4,212,617
Basic Materials - 2.6%
US Silica Holdings, Inc.[1]	25,788	649,857
Century Aluminum Co.*	25,579	591,131
Deltic Timber Corp.	8,926	557,875
Neenah Paper, Inc.	7,768	445,728
Balchem Corp.	5,828	308,709
Total Basic Materials		2,553,300
Total Common Stocks
(Cost $93,102,293)		99,775,321
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	117,784	117,784
Total Short Term Investments
(Cost $117,784)		117,784

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$1,536,982	1,536,982
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	558,903	558,903
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	285,906	285,906
Total Securities Lending Collateral
(Cost $2,381,791)		2,381,791
Total Investments - 102.3%
(Cost $95,601,868)		$102,274,896
Other Assets & Liabilities, net - (2.3)%		(2,339,332)
Total Net Assets - 100.0%		$99,935,564

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

REIT — Real Estate Investment Trust

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 23.2%
Constellation Brands, Inc. — Class A*	5,445	$601,400
Sprouts Farmers Market, Inc.*	15,751	573,494
Kroger Co.	7,942	548,395
Dr Pepper Snapple Group, Inc.	6,989	540,040
Monster Beverage Corp.*	4,597	537,619
Whole Foods Market, Inc.	10,202	531,473
Flowers Foods, Inc.	26,750	523,230
Campbell Soup Co.	11,434	522,991
Molson Coors Brewing Co. — Class B	6,882	522,550
Church & Dwight Company, Inc.	6,441	521,206
Clorox Co.	4,878	520,531
Lorillard, Inc.	7,909	518,909
Pinnacle Foods, Inc.	14,278	513,580
JM Smucker Co.	4,968	512,449
Hershey Co.	4,987	509,721
Brown-Forman Corp. — Class B	5,701	506,648
Mead Johnson Nutrition Co. — Class A	5,117	503,973
Hormel Foods Corp.	9,742	498,985
Bunge Ltd.	5,496	492,057
Coca-Cola Enterprises, Inc.	11,669	491,265
McCormick & Company, Inc.	6,795	485,095
Ingredion, Inc.	6,014	484,969
Tyson Foods, Inc. — Class A	12,338	481,676
WhiteWave Foods Co. — Class A*	14,515	478,560
ConAgra Foods, Inc.	13,365	473,522
Hain Celestial Group, Inc.*	8,859	467,489
Spectrum Brands Holdings, Inc.	5,200	466,336
Keurig Green Mountain, Inc.	3,616	443,177
Pilgrim's Pride Corp.[1]	15,146	411,214
Herbalife Ltd.[1]	13,075	398,526
Intercept Pharmaceuticals, Inc.*	1,690	339,742
Alkermes plc*	4,175	301,644
Pharmacyclics, Inc.*	1,687	284,681
Salix Pharmaceuticals Ltd.*	1,985	267,320
Hologic, Inc.*	8,523	258,801
Endo International plc*	3,227	256,901
Mallinckrodt plc*	2,400	254,376
ResMed, Inc.[1]	4,012	250,630
Boston Scientific Corp.*	16,874	249,905
Myriad Genetics, Inc.*,1	6,618	247,646
Quest Diagnostics, Inc.	3,473	246,826
BioMarin Pharmaceutical, Inc.*	2,539	246,689
Laboratory Corporation of America Holdings*	2,145	246,203
Charles River Laboratories International, Inc.*	3,538	245,360
Alere, Inc.*	6,015	244,750
United Therapeutics Corp.*	1,734	244,719
VCA, Inc.*	4,689	244,297
Illumina, Inc.*	1,248	243,597
Incyte Corp.*	3,051	243,195
IDEXX Laboratories, Inc.*	1,524	241,432
Varian Medical Systems, Inc.*	2,569	237,786
Centene Corp.*	2,160	235,786
Hospira, Inc.*	3,715	235,642
Hill-Rom Holdings, Inc.	4,921	235,026
Health Net, Inc.*	4,317	233,852
Cigna Corp.	2,186	233,530
Omnicare, Inc.	3,110	233,188
AmerisourceBergen Corp. — Class A	2,444	232,302
Patterson Companies, Inc.	4,637	232,268
Medivation, Inc.*	2,132	232,004
Jazz Pharmaceuticals plc*	1,369	231,826
Quintiles Transnational Holdings, Inc.*	3,823	231,292
Cardinal Health, Inc.	2,763	229,854
Bruker Corp.*	12,154	229,224
Sirona Dental Systems, Inc.*	2,540	229,159
Zoetis, Inc.	5,349	228,563
Henry Schein, Inc.*	1,651	227,954
Covance, Inc.*	2,142	227,502
MEDNAX, Inc.*	3,349	227,363
Humana, Inc.	1,548	226,689
CR Bard, Inc.	1,318	225,418
DaVita HealthCare Partners, Inc.*	3,003	225,405
Bio-Techne Corp.	2,423	225,387
Zimmer Holdings, Inc.	2,009	225,209
St. Jude Medical, Inc.	3,399	223,892
Catamaran Corp.*	4,485	223,846
Premier, Inc. — Class A*	6,887	223,828
QIAGEN N.V.*	9,760	223,797
Alnylam Pharmaceuticals, Inc.*	2,373	222,659
Cooper Companies, Inc.	1,410	222,287
CareFusion Corp.*	3,726	220,952
Envision Healthcare Holdings, Inc.*	6,425	220,892
Edwards Lifesciences Corp.*	1,742	218,360
Intuitive Surgical, Inc.*	440	217,571
Vertex Pharmaceuticals, Inc.*	1,971	217,086
Mylan, Inc.*	4,080	216,852
Bio-Rad Laboratories, Inc. — Class A*	1,884	215,661
Perrigo Company plc	1,421	215,623
Universal Health Services, Inc. — Class B	2,094	214,698
Teleflex, Inc.	1,951	213,752
Seattle Genetics, Inc.*	6,859	213,726
HCA Holdings, Inc.*	3,016	213,533
VWR Corp.*	8,741	211,183
Align Technology, Inc.*	3,968	210,502
LifePoint Hospitals, Inc.*	3,185	207,789
DENTSPLY International, Inc.	4,123	206,253
Community Health Systems, Inc.*	4,239	199,530
Tenet Healthcare Corp.*	4,519	191,063
Gartner, Inc.*	2,064	173,830
Booz Allen Hamilton Holding Corp.	5,795	168,692
ManpowerGroup, Inc.	2,309	168,279
Cintas Corp.	2,055	161,729
ADT Corp.[1]	4,674	160,786
CoStar Group, Inc.*	859	158,494
RR Donnelley & Sons Co.	9,600	158,112
Towers Watson & Co. — Class A	1,323	156,776
Avery Dennison Corp.	2,932	153,256
Quanta Services, Inc.*	5,756	152,419
Verisk Analytics, Inc. — Class A*	2,342	150,708

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 23.2% (continued)
Robert Half International, Inc.	2,592	$150,492
Rollins, Inc.	4,510	149,056
Vectrus, Inc.*	4,704	130,959
Aaron's, Inc.	3,888	123,094
United Rentals, Inc.*	1,474	122,121
H&R Block, Inc.	3,348	114,770
ServiceMaster Global Holdings, Inc.*	4,055	114,594
Aramark	3,647	114,224
Graham Holdings Co. — Class B	119	111,303
Service Corporation International	4,897	110,819
Avis Budget Group, Inc.*	1,895	108,602
KAR Auction Services, Inc.	3,131	106,798
Coty, Inc. — Class A*	5,535	105,276
Hertz Global Holdings, Inc.*	5,088	104,406
Live Nation Entertainment, Inc.*	4,259	101,236
DeVry Education Group, Inc.	2,322	98,476
Global Payments, Inc.	1,091	95,255
Total System Services, Inc.	2,614	92,457
Avon Products, Inc.	11,612	89,877
Equifax, Inc.	1,059	89,443
Morningstar, Inc.	1,311	87,299
McGraw Hill Financial, Inc.	974	87,115
Vantiv, Inc. — Class A*	2,533	87,110
SEI Investments Co.	2,160	86,767
FleetCor Technologies, Inc.*	608	85,424
Western Union Co.	4,973	84,541
Apollo Education Group, Inc. — Class A*	3,334	84,217
Moody's Corp.	913	83,384
Total Consumer, Non-cyclical		35,619,554
Industrial - 13.9%
Energizer Holdings, Inc.	3,847	492,454
Owens Corning	7,493	300,095
MeadWestvaco Corp.	5,759	289,564
Acuity Brands, Inc.	1,931	289,438
USG Corp.*	9,322	283,855
SunPower Corp. — Class A*,1	11,674	281,577
Vulcan Materials Co.	3,991	281,405
Hexcel Corp.	6,280	277,764
Rock-Tenn Co. — Class A	4,207	273,034
Ingersoll-Rand plc	4,079	270,846
Lennox International, Inc.	2,686	264,061
Armstrong World Industries, Inc.*	5,166	261,916
Masco Corp.	10,437	259,255
Sonoco Products Co.	5,826	257,509
Bemis Company, Inc.	5,685	251,846
Martin Marietta Materials, Inc.	2,325	250,496
Golar LNG Ltd.	8,804	249,682
Silgan Holdings, Inc.	4,824	248,002
Packaging Corporation of America	3,238	245,602
AptarGroup, Inc.	3,884	245,119
Eagle Materials, Inc.	3,434	244,569
PerkinElmer, Inc.	5,336	243,909
Sealed Air Corp.	6,012	243,486
Owens-Illinois, Inc.*	10,371	242,163
Ball Corp.	3,816	241,667
Valmont Industries, Inc.	1,983	238,198
Timken Co.	6,111	232,279
Crown Holdings, Inc.*	5,130	227,310
TimkenSteel Corp.	7,952	214,704
Agilent Technologies, Inc.	5,680	214,533
Greif, Inc. — Class A	5,463	208,687
Knowles Corp.*	9,064	192,247
Alliant Techsystems, Inc.	1,444	188,168
SBA Communications Corp. — Class A*	1,568	182,986
Jabil Circuit, Inc.	8,695	179,204
Amphenol Corp. — Class A	3,316	178,102
Vishay Intertechnology, Inc.	12,971	176,665
Arrow Electronics, Inc.*	3,134	172,495
Avnet, Inc.	4,092	170,309
Tech Data Corp.*	2,964	169,244
Crane Co.	2,741	167,065
Manitowoc Company, Inc.	8,854	165,570
AO Smith Corp.	2,770	164,566
Huntington Ingalls Industries, Inc.	1,405	163,823
Zebra Technologies Corp. — Class A*	1,960	163,582
Spirit AeroSystems Holdings, Inc. — Class A*	3,597	162,008
Mettler-Toledo International, Inc.*	527	160,182
AVX Corp.	12,274	158,703
Textron, Inc.	3,722	158,408
TransDigm Group, Inc.	769	158,053
SPX Corp.	1,890	157,947
Waters Corp.*	1,321	157,265
KBR, Inc.	9,482	156,738
GATX Corp.	2,736	156,362
Hubbell, Inc. — Class B	1,449	153,652
Rockwell Automation, Inc.	1,402	152,706
Carlisle Companies, Inc.	1,702	152,635
Rockwell Collins, Inc.	1,777	152,147
Pall Corp.	1,564	151,332
Stericycle, Inc.*	1,150	150,984
Roper Industries, Inc.	974	150,327
Exelis, Inc.	8,785	150,311
Lincoln Electric Holdings, Inc.	2,210	150,081
Dover Corp.	2,137	149,675
L-3 Communications Holdings, Inc.	1,214	149,468
Middleby Corp.*	1,571	149,276
Keysight Technologies, Inc.*	4,469	149,220
Pentair plc	2,411	149,024
Republic Services, Inc. — Class A	3,751	148,840
Allegion plc	2,751	148,581
Snap-on, Inc.	1,109	147,176
Stanley Black & Decker, Inc.	1,571	147,124
Tidewater, Inc.	5,009	146,563
Waste Connections, Inc.	3,391	146,559
Donaldson Company, Inc.	4,005	146,423
Wabtec Corp.	1,751	146,121
Flowserve Corp.	2,677	145,870
CH Robinson Worldwide, Inc.	2,044	145,574
Clean Harbors, Inc.*	3,076	145,556
Genesee & Wyoming, Inc. — Class A*	1,764	145,442
National Instruments Corp.	4,831	145,316
Kansas City Southern	1,319	145,209
Expeditors International of Washington, Inc.	3,321	145,061

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 13.9% (continued)
AGCO Corp.	3,346	$145,016
Trinity Industries, Inc.	5,469	144,764
IDEX Corp.	1,997	144,483
AMETEK, Inc.	3,016	144,466
Tyco International plc	3,533	144,182
Nordson Corp.	1,971	143,607
Regal-Beloit Corp.	2,083	143,415
Babcock & Wilcox Co.	5,235	142,549
J.B. Hunt Transport Services, Inc.	1,786	142,184
Oshkosh Corp.	3,303	141,534
Parker-Hannifin Corp.	1,211	141,033
FLIR Systems, Inc.	4,664	140,853
Fluor Corp.	2,611	139,923
Jacobs Engineering Group, Inc.*	3,658	139,370
Teekay Corp.	3,291	139,308
Colfax Corp.*	3,074	139,283
Ryder System, Inc.	1,680	139,087
Xylem, Inc.	4,053	138,207
ITT Corp.	3,852	137,940
Kennametal, Inc.	4,375	137,463
Graco, Inc.	1,928	137,351
Covanta Holding Corp.	6,714	137,234
Old Dominion Freight Line, Inc.*	1,929	135,261
Chicago Bridge & Iron Company N.V.	3,891	134,278
Joy Global, Inc.	3,192	133,872
Con-way, Inc.	3,228	132,251
Trimble Navigation Ltd.*	5,544	132,169
AECOM*	5,153	130,989
Triumph Group, Inc.	2,292	130,782
Landstar System, Inc.	2,027	129,890
Terex Corp.	5,727	128,743
Kirby Corp.*	1,725	125,045
B/E Aerospace, Inc.*	1,976	115,260
AMERCO*	398	113,872
Fortune Brands Home & Security, Inc.	2,412	108,033
Garmin Ltd.	2,025	106,029
Gentex Corp.	5,969	99,623
GoPro, Inc. — Class A*	1,816	90,346
KLX, Inc.*	869	34,160
Total Industrial		21,374,825
Energy - 10.8%
Energen Corp.	6,622	419,968
Continental Resources, Inc.*	8,517	386,673
EP Energy Corp. — Class A*	36,661	379,441
Concho Resources, Inc.*	3,313	367,246
Laredo Petroleum, Inc.*,1	35,947	352,640
Newfield Exploration Co.*	11,630	346,341
Kosmos Energy Ltd.*	37,917	332,532
SM Energy Co.	8,770	331,681
Cobalt International Energy, Inc.*	35,577	324,462
Whiting Petroleum Corp.*	10,630	319,113
Patterson-UTI Energy, Inc.	18,564	318,558
Cheniere Energy, Inc.*	4,445	317,284
Tesoro Corp.	3,730	304,853
Chesapeake Energy Corp.	15,862	304,233
Superior Energy Services, Inc.	15,191	303,820
Noble Energy, Inc.	6,354	303,340
Nabors Industries Ltd.	26,336	303,127
QEP Resources, Inc.	14,793	299,114
PBF Energy, Inc. — Class A	10,634	298,815
Frank's International N.V.	18,210	298,098
Atwood Oceanics, Inc.	10,294	294,203
Dril-Quip, Inc.*	3,930	291,723
Memorial Resource Development Corp.*	15,051	288,227
Cimarex Energy Co.	2,742	282,974
Rowan Companies plc — Class A	13,366	282,290
Denbury Resources, Inc.	40,705	280,865
NOW, Inc.*,1	11,206	279,590
Murphy Oil Corp.	6,173	277,229
WPX Energy, Inc.*	25,990	277,053
RPC, Inc.	22,144	276,136
CVR Energy, Inc.	7,200	275,904
ONEOK, Inc.	6,248	275,099
Dresser-Rand Group, Inc.*	3,432	274,835
Gulfport Energy Corp.*	7,135	274,626
Helmerich & Payne, Inc.	4,575	272,487
HollyFrontier Corp.	7,577	272,166
Cameron International Corp.*	6,070	271,815
SolarCity Corp.*,1	5,561	270,320
Seadrill Ltd.[1]	25,163	270,251
Unit Corp.*	9,010	268,318
Equities Corp.	3,566	265,453
Targa Resources Corp.	3,033	263,355
Oasis Petroleum, Inc.*	19,451	261,421
Oil States International, Inc.*	6,269	257,468
Ultra Petroleum Corp.*,1	19,757	251,902
Oceaneering International, Inc.	4,734	247,872
Cabot Oil & Gas Corp. — Class A	9,159	242,714
FMC Technologies, Inc.*	6,404	240,022
Diamond Offshore Drilling, Inc.[1]	7,608	239,880
CONSOL Energy, Inc.	8,216	237,853
Southwestern Energy Co.*	9,568	237,191
Antero Resources Corp.*	6,752	233,957
SandRidge Energy, Inc.*,1	161,867	228,232
Peabody Energy Corp.[1]	35,947	223,950
Range Resources Corp.	4,754	219,968
Seventy Seven Energy, Inc.*	54,273	214,378
Rice Energy, Inc.*	11,591	197,974
MRC Global, Inc.*	17,718	191,532
Murphy USA, Inc.*	1,669	116,513
Total Energy		16,539,085
Financial - 10.5%
Brookdale Senior Living, Inc. — Class A*	6,440	217,350
Air Lease Corp. — Class A	4,640	162,122
Iron Mountain, Inc.	3,954	157,527
Outfront Media, Inc.	4,652	131,883
Lamar Advertising Co. — Class A	1,990	111,479
Forest City Enterprises, Inc. — Class A*	4,178	102,361
American Realty Capital Properties, Inc.	10,949	101,442
Liberty Broadband Corp. — Class A*	2,216	98,546
BioMed Realty Trust, Inc.	4,026	98,436

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 10.5% (continued)
Realty Income Corp.	1,811	$98,355
Healthcare Trust of America, Inc. — Class A	3,331	98,131
Liberty Broadband Corp. — Class C*	2,210	98,124
Omega Healthcare Investors, Inc.	2,214	97,106
Extra Space Storage, Inc.	1,471	97,086
Crown Castle International Corp.	1,117	96,632
Duke Realty Corp.	4,389	95,812
Rayonier, Inc.	3,254	95,505
Brixmor Property Group, Inc.	3,522	95,447
Digital Realty Trust, Inc.	1,308	95,406
Interactive Brokers Group, Inc. — Class A	3,092	94,708
National Retail Properties, Inc.	2,209	94,634
Taubman Centers, Inc.	1,154	94,570
Essex Property Trust, Inc.	418	94,488
City National Corp.	1,088	94,318
Apartment Investment & Management Co. — Class A	2,364	94,229
General Growth Properties, Inc.	3,122	94,222
Alexandria Real Estate Equities, Inc.	966	94,204
Weingarten Realty Investors	2,508	94,000
Regency Centers Corp.	1,370	93,927
Federal Realty Investment Trust	653	93,882
Realogy Holdings Corp.*	2,017	93,790
Legg Mason, Inc.	1,691	93,749
Equity LifeStyle Properties, Inc.	1,712	93,698
American Campus Communities, Inc.	2,130	93,635
NorthStar Realty Finance Corp.	4,947	93,547
Spirit Realty Capital, Inc.	7,274	93,544
Kimco Realty Corp.	3,382	93,512
Ventas, Inc.	1,171	93,458
Liberty Property Trust	2,319	93,456
DDR Corp.	4,757	93,237
CBL & Associates Properties, Inc.	4,515	93,099
Kilroy Realty Corp.	1,254	92,984
Health Care REIT, Inc.	1,132	92,767
Tanger Factory Outlet Centers, Inc.	2,350	92,473
Mid-America Apartment Communities, Inc.	1,164	92,328
Home Properties, Inc.	1,309	92,285
UDR, Inc.	2,768	92,064
Prologis, Inc.	2,038	91,995
Equity Commonwealth*	3,483	91,777
Retail Properties of America, Inc. — Class A	5,187	91,758
Corrections Corporation of America	2,333	91,734
CoreLogic, Inc.*	2,762	91,698
Plum Creek Timber Company, Inc.	2,056	91,533
Corporate Office Properties Trust	3,051	91,530
Synchrony Financial*	2,965	91,501
Affiliated Managers Group, Inc.*	445	91,456
Senior Housing Properties Trust	3,916	91,204
FNF Group	2,593	91,014
Howard Hughes Corp.*	696	90,918
Boston Properties, Inc.	655	90,914
Endurance Specialty Holdings Ltd.	1,486	90,825
WP GLIMCHER, Inc.	5,134	90,769
Brandywine Realty Trust	5,456	90,624
AvalonBay Communities, Inc.	523	90,474
Macerich Co.	1,051	90,397
Allied World Assurance Company Holdings AG	2,332	90,178
Paramount Group, Inc.*	4,657	90,113
Hospitality Properties Trust	2,762	90,014
Piedmont Office Realty Trust, Inc. — Class A	4,604	89,916
HCP, Inc.	1,894	89,567
SL Green Realty Corp.	710	89,460
Camden Property Trust	1,154	88,916
Post Properties, Inc.	1,463	88,877
CNA Financial Corp.	2,272	88,517
Mercury General Corp.	1,546	88,354
SVB Financial Group*	779	87,949
Artisan Partners Asset Management, Inc. — Class A	1,820	87,851
NorthStar Asset Management Group, Inc.	4,149	87,834
Starwood Property Trust, Inc.	3,664	87,680
Jones Lang LaSalle, Inc.	595	87,513
E*TRADE Financial Corp.*	3,794	87,452
CBOE Holdings, Inc.	1,355	87,357
Douglas Emmett, Inc.	3,064	87,263
Two Harbors Investment Corp.	8,447	87,173
Axis Capital Holdings Ltd.	1,712	87,141
WP Carey, Inc.	1,213	87,106
PartnerRe Ltd.	761	87,058
Weyerhaeuser Co.	2,427	87,008
Aspen Insurance Holdings Ltd.	2,007	86,943
Everest Re Group Ltd.	505	86,547
HCC Insurance Holdings, Inc.	1,615	86,144
Markel Corp.*	126	86,103
Waddell & Reed Financial, Inc. — Class A	1,923	85,977
Synovus Financial Corp.	3,330	85,813
First Republic Bank	1,675	85,291
Northern Trust Corp.	1,303	85,190
Eaton Vance Corp.	2,116	85,169
Cincinnati Financial Corp.	1,686	85,159
White Mountains Insurance Group Ltd.	132	85,085
Protective Life Corp.	1,216	85,059
Progressive Corp.	3,274	84,961
Hanover Insurance Group, Inc.	1,231	84,939
Arch Capital Group Ltd.*	1,465	84,926
First Horizon National Corp.	6,535	84,890
Alleghany Corp.*	192	84,881
RenaissanceRe Holdings Ltd.	887	84,824
Federated Investors, Inc. — Class B	2,682	84,778
Old Republic International Corp.	6,038	84,774
CBRE Group, Inc. — Class A*	2,621	84,763
Santander Consumer USA Holdings, Inc. ADR	4,746	84,716
Bank of Hawaii Corp.	1,497	84,521
First Niagara Financial Group, Inc.	10,408	84,513
New York Community Bancorp, Inc.	5,467	84,465

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 10.5% (continued)
Ameriprise Financial, Inc.	675	$84,335
Reinsurance Group of America, Inc. — Class A	1,016	84,135
NASDAQ OMX Group, Inc.	1,843	84,041
Huntington Bancshares, Inc.	8,380	83,967
American Homes 4 Rent — Class A	5,030	83,951
BankUnited, Inc.	3,035	83,948
KeyCorp	6,430	83,526
American Financial Group, Inc.	1,439	83,520
American Capital Agency Corp.	3,872	83,442
Vornado Realty Trust	754	83,272
Validus Holdings Ltd.	2,100	83,265
TCF Financial Corp.	5,661	83,217
Citizens Financial Group, Inc.	3,477	83,100
XL Group plc — Class A	2,408	83,052
MFA Financial, Inc.	10,578	82,932
Host Hotels & Resorts, Inc.	3,614	82,724
Brown & Brown, Inc.	2,677	82,586
Signature Bank*	705	82,577
Loews Corp.	2,158	82,565
Assured Guaranty Ltd.	3,379	82,515
WR Berkley Corp.	1,681	82,352
Popular, Inc.*	2,671	82,347
Erie Indemnity Co. — Class A	950	82,327
Assurant, Inc.	1,296	82,309
Raymond James Financial, Inc.	1,563	82,245
East West Bancorp, Inc.	2,273	82,237
Hartford Financial Services Group, Inc.	2,113	82,196
LPL Financial Holdings, Inc.	1,995	82,094
CIT Group, Inc.	1,872	82,031
Lazard Ltd. — Class A	1,790	81,982
Columbia Property Trust, Inc.	3,350	81,975
Voya Financial, Inc.	2,099	81,882
Torchmark Corp.	1,633	81,764
People's United Financial, Inc.	5,810	81,747
SunTrust Banks, Inc.	2,122	81,527
PacWest Bancorp	1,906	81,491
T. Rowe Price Group, Inc.	1,033	81,318
Chimera Investment Corp.	25,859	81,197
Invesco Ltd.	2,209	81,137
Arthur J Gallagher & Co.	1,822	80,951
Principal Financial Group, Inc.	1,721	80,767
Intercontinental Exchange, Inc.	392	80,646
ProAssurance Corp.	1,817	80,620
Annaly Capital Management, Inc.	7,615	80,414
TD Ameritrade Holding Corp.	2,482	80,392
Aon plc	892	80,325
Unum Group	2,580	80,135
Hudson City Bancorp, Inc.	8,921	80,021
Commerce Bancshares, Inc.	2,000	80,000
Associated Banc-Corp.	4,754	79,915
StanCorp Financial Group, Inc.	1,287	79,845
Navient Corp.	4,038	79,710
M&T Bank Corp.	704	79,665
Comerica, Inc.	1,914	79,431
TFS Financial Corp.	5,661	79,367
Fulton Financial Corp.	7,108	79,254
SLM Corp.	8,682	79,093
American National Insurance Co.	753	78,342
BOK Financial Corp.	1,447	78,297
Lincoln National Corp.	1,563	78,119
Genworth Financial, Inc. — Class A*	11,035	77,024
Cullen/Frost Bankers, Inc.	1,234	76,878
Zions Bancorporation	3,153	75,546
Fifth Third Bancorp	4,366	75,532
MBIA, Inc.*	9,346	74,955
FNFV Group*	6,017	74,611
Regions Financial Corp.	8,498	73,933
Ally Financial, Inc.*	3,896	72,894
Nationstar Mortgage Holdings, Inc.*,1	2,797	71,911
Ocwen Financial Corp.*	4,028	24,651
Urban Edge Properties	377	8,950
Total Financial		16,177,429
Consumer, Cyclical - 10.5%
Rite Aid Corp.*	84,072	586,823
GNC Holdings, Inc. — Class A	11,162	494,923
World Fuel Services Corp.	5,838	285,887
Scotts Miracle-Gro Co. — Class A	4,113	260,888
Fastenal Co.	5,507	244,510
Sabre Corp.	8,844	180,683
Copa Holdings S.A. — Class A	1,668	179,326
Alaska Air Group, Inc.	2,640	179,176
Southwest Airlines Co.	3,714	167,799
United Continental Holdings, Inc.*	2,385	165,447
Ingram Micro, Inc. — Class A*	6,527	164,349
Spirit Airlines, Inc.*	2,140	158,660
Toro Co.	2,417	156,887
Dolby Laboratories, Inc. — Class A	4,030	156,363
HD Supply Holdings, Inc.*	5,395	155,538
Copart, Inc.*	4,091	149,731
Navistar International Corp.*	5,050	148,571
MSC Industrial Direct Company, Inc. — Class A	1,895	142,258
WW Grainger, Inc.	602	141,976
Allison Transmission Holdings, Inc.	4,443	139,154
WESCO International, Inc.*	2,052	136,992
Harman International Industries, Inc.	1,030	133,519
Wendy's Co.	12,430	131,011
PACCAR, Inc.	2,170	130,439
Big Lots, Inc.	2,756	126,527
JC Penney Company, Inc.*,1	16,737	121,677
Whirlpool Corp.	607	120,842
SeaWorld Entertainment, Inc.	6,855	120,031
Tupperware Brands Corp.	1,774	119,940
Mohawk Industries, Inc.*	721	118,994
Chipotle Mexican Grill, Inc. — Class A*	167	118,543
Toll Brothers, Inc.*	3,421	118,434
Michaels Companies, Inc.*	4,553	117,467
Williams-Sonoma, Inc.	1,495	116,984
GameStop Corp. — Class A1	3,314	116,819
Cabela's, Inc.*	2,117	116,330
Darden Restaurants, Inc.	1,892	116,131
Lear Corp.	1,156	116,005
Restaurant Brands International, Inc.*	2,983	115,382

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 10.5% (continued)
Kate Spade & Co.*	3,658	$115,336
Lennar Corp. — Class A	2,560	114,969
Under Armour, Inc. — Class A*	1,592	114,752
NVR, Inc.*	91	114,135
Cinemark Holdings, Inc.	3,063	113,851
Madison Square Garden Co. — Class A*	1,494	113,171
Urban Outfitters, Inc.*	3,242	113,016
CarMax, Inc.*	1,817	112,836
Domino's Pizza, Inc.	1,139	112,818
AutoNation, Inc.*	1,892	112,801
Tractor Supply Co.	1,386	112,502
Coach, Inc.	3,025	112,500
Newell Rubbermaid, Inc.	3,048	112,380
Dollar Tree, Inc.*	1,579	112,267
Dick's Sporting Goods, Inc.	2,173	112,235
Chico's FAS, Inc.	6,725	112,173
Thor Industries, Inc.	1,984	111,798
Wynn Resorts Ltd.	753	111,407
BorgWarner, Inc.	2,061	111,315
Jarden Corp.*	2,318	111,310
Regal Entertainment Group — Class A	5,260	111,302
Choice Hotels International, Inc.	1,934	111,108
Hilton Worldwide Holdings, Inc.*	4,276	111,048
DR Horton, Inc.	4,526	110,978
Nu Skin Enterprises, Inc. — Class A1	2,708	110,974
Dunkin' Brands Group, Inc.	2,344	110,895
Tempur Sealy International, Inc.*	2,014	110,830
Brinker International, Inc.	1,895	110,725
Panera Bread Co. — Class A*	644	110,678
Kohl's Corp.	1,850	110,482
Six Flags Entertainment Corp.	2,571	110,450
L Brands, Inc.	1,302	110,188
PulteGroup, Inc.	5,345	110,054
Ulta Salon Cosmetics & Fragrance, Inc.*	831	109,642
Penske Automotive Group, Inc.	2,264	109,464
MGM Resorts International*	5,611	109,302
Taylor Morrison Home Corp. — Class A*	6,150	109,286
The Gap, Inc.	2,651	109,195
Leggett & Platt, Inc.	2,561	109,175
Sears Holdings Corp.*,1	3,427	109,116
Hanesbrands, Inc.	979	109,041
Bed Bath & Beyond, Inc.*	1,458	109,015
Macy's, Inc.	1,706	108,979
Tesla Motors, Inc.*	535	108,926
Wyndham Worldwide Corp.	1,298	108,759
Sally Beauty Holdings, Inc.*	3,493	108,563
Carter's, Inc.	1,325	107,974
Polaris Industries, Inc.	746	107,864
Ross Stores, Inc.	1,176	107,851
Nordstrom, Inc.	1,414	107,747
Visteon Corp.*	1,106	107,227
Advance Auto Parts, Inc.	674	107,166
TRW Automotive Holdings Corp.*	1,036	106,884
PetSmart, Inc.	1,306	106,707
CST Brands, Inc.	2,464	106,198
International Game Technology	6,274	106,157
Norwegian Cruise Line Holdings Ltd.*	2,418	105,812
Dillard's, Inc. — Class A	931	105,762
AutoZone, Inc.*	177	105,662
Dollar General Corp.*	1,560	104,614
Staples, Inc.	6,132	104,551
DSW, Inc. — Class A	2,937	104,440
Hyatt Hotels Corp. — Class A*	1,855	104,362
O'Reilly Automotive, Inc.*	556	104,172
Best Buy Company, Inc.	2,958	104,122
Royal Caribbean Cruises Ltd.	1,378	104,108
Harley-Davidson, Inc.	1,687	104,088
Marriott International, Inc. — Class A	1,387	103,332
VF Corp.	1,484	102,945
Signet Jewelers Ltd.	847	102,580
Ascena Retail Group, Inc.*	8,859	102,410
Hasbro, Inc.	1,859	102,097
Family Dollar Stores, Inc.	1,337	101,746
LKQ Corp.*	3,931	101,459
Foot Locker, Inc.	1,897	100,958
Ralph Lauren Corp. — Class A	599	99,967
Starwood Hotels & Resorts Worldwide, Inc.	1,389	99,966
WABCO Holdings, Inc.*	1,050	99,929
Abercrombie & Fitch Co. — Class A	3,914	99,885
Lions Gate Entertainment Corp.	3,434	98,659
Michael Kors Holdings Ltd.*	1,392	98,540
Fossil Group, Inc.*	1,004	98,191
Gaming and Leisure Properties, Inc.	2,988	97,498
Goodyear Tire & Rubber Co.	3,991	96,742
Genuine Parts Co.	1,034	96,100
PVH Corp.	869	95,816
DreamWorks Animation SKG, Inc. — Class A*,1	5,068	94,620
Mattel, Inc.	3,466	93,235
Tiffany & Co.	1,039	90,019
Deckers Outdoor Corp.*	1,146	75,693
Total Consumer, Cyclical		16,162,618
Utilities - 9.8%
CMS Energy Corp.	11,096	418,651
Great Plains Energy, Inc.	14,000	413,979
AGL Resources, Inc.	7,319	412,646
TECO Energy, Inc.	19,333	412,373
Wisconsin Energy Corp.	7,346	409,686
NiSource, Inc.	9,439	408,331
SCANA Corp.	6,402	408,256
Vectren Corp.	8,500	407,320
Xcel Energy, Inc.	10,785	404,761
Westar Energy, Inc.	9,444	403,448
Alliant Energy Corp.	5,880	403,427
DTE Energy Co.	4,497	403,201
American Water Works Company, Inc.	7,177	402,917
Northeast Utilities	7,240	402,399
ITC Holdings Corp.	9,456	402,258
Pinnacle West Capital Corp.	5,725	401,781
FirstEnergy Corp.	9,924	400,235

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 9.8% (continued)
Integrys Energy Group, Inc.	4,926	$399,499
Consolidated Edison, Inc.	5,754	398,637
Edison International	5,841	398,064
Atmos Energy Corp.	6,975	396,947
Questar Corp.	15,225	395,089
CenterPoint Energy, Inc.	16,999	392,507
Sempra Energy	3,507	392,503
Aqua America, Inc.	14,478	391,630
Ameren Corp.	8,649	391,627
Public Service Enterprise Group, Inc.	9,122	389,327
OGE Energy Corp.	11,053	388,845
Hawaiian Electric Industries, Inc.	11,314	388,070
MDU Resources Group, Inc.	16,984	384,008
PPL Corp.	10,791	383,081
Calpine Corp.*	18,343	383,002
Pepco Holdings, Inc.	13,796	378,700
UGI Corp.	10,209	377,631
Entergy Corp.	4,292	375,593
National Fuel Gas Co.	5,591	354,637
AES Corp.	28,855	352,608
NRG Energy, Inc.	14,287	352,317
Total Utilities		14,979,991
Technology - 8.8%
First Solar, Inc.*	6,767	286,380
Axalta Coating Systems Ltd.*	9,436	242,222
Veeva Systems, Inc. — Class A*	8,347	240,060
Cerner Corp.*	3,584	237,798
athenahealth, Inc.*	1,695	236,808
Freescale Semiconductor Ltd.*	7,146	229,316
Allscripts Healthcare Solutions, Inc.*	18,104	215,619
Skyworks Solutions, Inc.	2,514	208,788
Electronic Arts, Inc.*	3,767	206,658
Cree, Inc.*	5,701	201,587
ServiceNow, Inc.*	2,693	196,320
Marvell Technology Group Ltd.	12,416	192,323
Rovi Corp.*	8,319	192,252
Solera Holdings, Inc.	3,706	191,230
Informatica Corp.*	4,568	190,417
Zynga, Inc. — Class A*	73,798	188,923
Red Hat, Inc.*	2,941	187,606
Teradata Corp.*	4,190	186,706
Maxim Integrated Products, Inc.	5,617	185,867
Activision Blizzard, Inc.	8,834	184,586
Atmel Corp.	21,839	181,919
Avago Technologies Ltd.	1,759	180,966
Amdocs Ltd.	3,740	180,193
IPG Photonics Corp.*	2,408	179,733
Microchip Technology, Inc.	3,973	179,182
ON Semiconductor Corp.*	17,900	179,179
DST Systems, Inc.	1,841	178,025
CA, Inc.	5,864	177,679
SunEdison, Inc.*	9,412	176,287
Advanced Micro Devices, Inc.*	68,484	176,004
Synopsys, Inc.*	4,069	174,926
Brocade Communications Systems, Inc.	15,722	174,829
Cadence Design Systems, Inc.*	9,711	174,701
Broadcom Corp. — Class A	4,115	174,620
Riverbed Technology, Inc.*	8,440	173,695
Workday, Inc. — Class A*	2,171	172,508
Tableau Software, Inc. — Class A*	2,132	172,180
Stratasys Ltd.*,1	2,166	172,175
ANSYS, Inc.*	2,130	171,827
Linear Technology Corp.	3,808	171,132
Computer Sciences Corp.	2,810	170,511
Nuance Communications, Inc.*	12,398	170,411
Lam Research Corp.	2,228	170,308
Citrix Systems, Inc.*	2,870	170,076
NVIDIA Corp.	8,850	169,964
Rackspace Hosting, Inc.*	3,777	169,814
SolarWinds, Inc.*	3,493	168,188
Leidos Holdings, Inc.	4,025	166,635
Akamai Technologies, Inc.*	2,858	166,207
NetSuite, Inc.*	1,684	165,756
3D Systems Corp.*,1	5,697	165,669
IMS Health Holdings, Inc.*	6,717	165,305
Applied Materials, Inc.	7,178	163,946
Genpact Ltd.*	8,160	163,771
Teradyne, Inc.	9,030	163,443
Autodesk, Inc.*	3,024	163,311
Analog Devices, Inc.	3,126	162,880
NCR Corp.*	6,400	162,560
PTC, Inc.*	4,843	161,805
Intuit, Inc.	1,859	161,398
Western Digital Corp.	1,639	159,359
NetApp, Inc.	4,212	159,214
Diebold, Inc.	5,094	158,933
KLA-Tencor Corp.	2,566	157,732
VeriFone Systems, Inc.*	4,985	156,479
Lexmark International, Inc. — Class A	3,840	153,254
Pitney Bowes, Inc.	6,379	152,968
Altera Corp.	4,622	152,179
Xilinx, Inc.	3,918	151,137
IHS, Inc. — Class A*	1,278	147,136
Xerox Corp.	11,009	144,989
Paychex, Inc.	3,166	143,293
SanDisk Corp.	1,771	134,437
MSCI, Inc. — Class A	1,830	98,491
Broadridge Financial Solutions, Inc.	1,930	92,621
Fiserv, Inc.*	1,226	88,922
Fidelity National Information Services, Inc.	1,401	87,464
Dun & Bradstreet Corp.	736	84,721
Jack Henry & Associates, Inc.	1,373	84,261
Total Technology		13,552,774
Communications - 6.0%
Frontier Communications Corp.[1]	58,028	389,657
Level 3 Communications, Inc.*	7,787	387,325
Telephone & Data Systems, Inc.	15,942	370,652
Zayo Group Holdings, Inc.*	13,167	365,384
United States Cellular Corp.*	10,373	360,877
Windstream Holdings, Inc.[1]	42,518	338,018
CommScope Holding Company, Inc.*	7,854	220,736

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 6.0% (continued)
FireEye, Inc.*,1	6,176	$208,811
Palo Alto Networks, Inc.*	1,468	185,540
Fortinet, Inc.*	6,118	182,898
Twitter, Inc.*	4,873	182,884
Juniper Networks, Inc.	8,012	182,113
EchoStar Corp. — Class A*	3,486	181,865
Yelp, Inc. — Class A*	3,422	179,552
Groupon, Inc. — Class A*,1	25,067	179,481
LinkedIn Corp. — Class A*	794	178,444
CDW Corp.	5,147	176,336
AOL, Inc.*	4,048	175,076
IAC/InterActiveCorp	2,851	173,768
Motorola Solutions, Inc.	2,774	173,125
Symantec Corp.	6,829	169,154
Equinix, Inc.	778	168,717
Harris Corp.	2,506	168,228
VeriSign, Inc.*	3,083	167,962
Splunk, Inc.*	3,186	164,557
ARRIS Group, Inc.*	6,248	163,823
Arista Networks, Inc.*,1	2,506	158,179
JDS Uniphase Corp.*	12,655	153,758
F5 Networks, Inc.*	1,335	149,013
Netflix, Inc.*	334	147,561
AMC Networks, Inc. — Class A*	1,789	119,326
John Wiley & Sons, Inc. — Class A	1,834	113,635
Sirius XM Holdings, Inc.*	31,766	112,769
Starz — Class A*	3,799	112,146
Gannett Company, Inc.	3,585	111,171
Liberty Ventures*	2,947	110,070
Interpublic Group of Companies, Inc.	5,515	109,970
DISH Network Corp. — Class A*	1,545	108,691
Liberty Media Corp. — Class C*	3,158	107,751
Liberty Media Corp. — Class A*	3,163	107,700
News Corp. — Class A*	7,230	107,655
Nielsen N.V.	2,433	105,981
Expedia, Inc.	1,230	105,694
Liberty Interactive Corp. — Class A*	3,840	105,062
Pandora Media, Inc.*	6,259	103,899
Clear Channel Outdoor Holdings, Inc. — Class A	11,473	103,831
Cablevision Systems Corp. — Class A	5,463	103,360
Omnicom Group, Inc.	1,414	102,939
Charter Communications, Inc. — Class A*	659	99,585
TripAdvisor, Inc.*	1,486	99,577
Scripps Networks Interactive, Inc. — Class A	1,387	98,602
HomeAway, Inc.*	3,741	95,358
Discovery Communications, Inc. — Class A*	3,187	92,375
Discovery Communications, Inc. — Class C*	3,276	91,335
FactSet Research Systems, Inc.	621	89,169
Alliance Data Systems Corp.*	303	87,515
zulily, Inc. — Class A*,1	4,559	84,342
Zillow, Inc. — Class A*,1	754	73,078
Total Communications		9,266,080
Basic Materials - 6.0%
Newmont Mining Corp.	13,941	350,616
CF Industries Holdings, Inc.	996	304,159
Royal Gold, Inc.	4,139	299,912
Tahoe Resources, Inc.	21,687	296,028
NewMarket Corp.	658	295,883
Albemarle Corp.	6,073	293,083
Mosaic Co.	5,660	275,585
Sherwin-Williams Co.	1,009	273,711
Cytec Industries, Inc.	5,645	270,904
Alcoa, Inc.	17,178	268,836
International Flavors & Fragrances, Inc.	2,513	266,654
FMC Corp.	4,565	262,487
Veritiv Corp.*	5,107	259,793
Cabot Corp.	6,106	258,955
Westlake Chemical Corp.	4,515	258,755
Compass Minerals International, Inc.	2,933	256,344
Ashland, Inc.	2,154	255,292
Huntsman Corp.	11,616	255,087
Airgas, Inc.	2,254	253,891
Valspar Corp.	3,010	251,124
Sigma-Aldrich Corp.	1,821	250,424
International Paper Co.	4,725	248,819
Platform Specialty Products Corp.*	11,821	248,241
RPM International, Inc.	5,153	246,623
Eastman Chemical Co.	3,464	245,563
Domtar Corp.	6,364	243,741
Celanese Corp. — Class A	4,435	238,426
WR Grace & Co.*	2,700	234,036
Cliffs Natural Resources, Inc.[1]	36,452	234,022
Allegheny Technologies, Inc.	8,181	233,404
Reliance Steel & Aluminum Co.	4,336	227,076
Nucor Corp.	5,080	221,742
United States Steel Corp.	8,884	217,125
Steel Dynamics, Inc.	12,725	216,834
Carpenter Technology Corp.	5,347	202,865
Rayonier Advanced Materials, Inc.	11,360	194,483
Total Basic Materials		9,210,523
Diversified - 0.1%
Liberty TripAdvisor Holdings, Inc. — Class A*	4,244	101,601
Leucadia National Corp.	4,007	90,839
Total Diversified		192,440
Total Common Stocks
(Cost $134,951,697)		153,075,319
RIGHTS†† - 0.0%
Safeway Scrp	14,113	14,323
Safeway Pdc, LLC	14,113	689
Total Rights
(Cost $11,734)		15,012
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	38,244	38,244
Total Short Term Investments
(Cost $38,244)		38,244

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 3.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$3,907,271	$3,907,271
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	1,420,826	1,420,826
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	726,824	726,824
Total Securities Lending Collateral
(Cost $6,054,921)		6,054,921
Total Investments - 103.5%
(Cost $141,056,596)		$159,183,496
Other Assets & Liabilities, net - (3.5)%		(5,442,422)
Total Net Assets - 100.0%		$153,741,074

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3 .
[2]	Securities lending collateral — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 22.8%
Constellation Brands, Inc. — Class A*	2,335	$257,901
Sprouts Farmers Market, Inc.*	6,755	245,949
Kroger Co.	3,406	235,184
Kraft Foods Group, Inc.	3,561	232,677
Dr Pepper Snapple Group, Inc.	2,997	231,579
Monster Beverage Corp.*	1,972	230,625
Whole Foods Market, Inc.	4,375	227,916
Altria Group, Inc.	4,247	225,516
Flowers Foods, Inc.	11,472	224,392
Campbell Soup Co.	4,903	224,263
Molson Coors Brewing Co. — Class B	2,952	224,145
Reynolds American, Inc.	3,298	224,099
Church & Dwight Company, Inc.	2,763	223,582
Clorox Co.	2,092	223,238
Lorillard, Inc.	3,392	222,549
Pinnacle Foods, Inc.	6,123	220,244
JM Smucker Co.	2,131	219,813
Hershey Co.	2,139	218,627
Brown-Forman Corp. — Class B	2,445	217,287
Mead Johnson Nutrition Co. — Class A	2,195	216,185
General Mills, Inc.	4,097	215,011
Kellogg Co.	3,268	214,315
Hormel Foods Corp.	4,178	213,997
Coca-Cola Co.	5,187	213,549
PepsiCo, Inc.	2,263	212,224
Bunge Ltd.	2,358	211,112
Coca-Cola Enterprises, Inc.	5,004	210,668
Colgate-Palmolive Co.	3,103	209,514
McCormick & Company, Inc.	2,914	208,030
Ingredion, Inc.	2,579	207,971
Tyson Foods, Inc. — Class A	5,291	206,561
Philip Morris International, Inc.	2,574	206,538
Sysco Corp.	5,272	206,504
WhiteWave Foods Co. — Class A*	6,225	205,238
Mondelez International, Inc. — Class A	5,815	204,921
ConAgra Foods, Inc.	5,731	203,049
Kimberly-Clark Corp.	1,864	201,237
Hain Celestial Group, Inc.*	3,799	200,473
Spectrum Brands Holdings, Inc.	2,230	199,986
Archer-Daniels-Midland Co.	4,248	198,084
Procter & Gamble Co.	2,344	197,576
Keurig Green Mountain, Inc.	1,551	190,091
Pilgrim's Pride Corp.[1]	6,495	176,339
Herbalife Ltd.[1]	5,606	170,871
Intercept Pharmaceuticals, Inc.*	787	158,211
Alkermes plc*	1,943	140,381
Pharmacyclics, Inc.*	785	132,469
Salix Pharmaceuticals Ltd.*	924	124,434
Biogen Idec, Inc.*	313	121,807
Hologic, Inc.*	3,966	120,428
Endo International plc*	1,501	119,495
Mallinckrodt plc*	1,117	118,391
Halyard Health, Inc.*	2,639	117,621
ResMed, Inc.	1,867	116,631
Boston Scientific Corp.*	7,852	116,289
Myriad Genetics, Inc.*,1	3,080	115,254
Quest Diagnostics, Inc.	1,616	114,850
BioMarin Pharmaceutical, Inc.*	1,182	114,843
Laboratory Corporation of America Holdings*	998	114,550
Charles River Laboratories International, Inc.*	1,646	114,150
United Therapeutics Corp.*	807	113,892
Alere, Inc.*	2,799	113,891
VCA, Inc.*	2,182	113,682
Illumina, Inc.*	581	113,405
Incyte Corp.*	1,420	113,188
Anthem, Inc.	838	113,096
UnitedHealth Group, Inc.	1,061	112,731
IDEXX Laboratories, Inc.*	709	112,320
Varian Medical Systems, Inc.*	1,195	110,609
Celgene Corp.*	924	110,104
Centene Corp.*	1,005	109,706
Hospira, Inc.*	1,729	109,670
Hill-Rom Holdings, Inc.	2,290	109,370
Aetna, Inc.	1,187	108,990
Health Net, Inc.*	2,009	108,828
Cigna Corp.	1,017	108,646
Omnicare, Inc.	1,447	108,496
Allergan, Inc.	494	108,314
Patterson Companies, Inc.	2,158	108,095
AmerisourceBergen Corp. — Class A	1,137	108,072
Medivation, Inc.*	992	107,949
Merck & Company, Inc.	1,790	107,901
Jazz Pharmaceuticals plc*	637	107,870
Quintiles Transnational Holdings, Inc.*	1,779	107,630
McKesson Corp.	505	107,388
Regeneron Pharmaceuticals, Inc.*	257	107,082
Cardinal Health, Inc.	1,286	106,982
Bruker Corp.*	5,655	106,653
Sirona Dental Systems, Inc.*	1,182	106,640
Zoetis, Inc.	2,489	106,355
Bristol-Myers Squibb Co.	1,763	106,256
Gilead Sciences, Inc.*	1,012	106,088
Henry Schein, Inc.*	768	106,038
Covance, Inc.*	997	105,891
MEDNAX, Inc.*	1,559	105,841
Eli Lilly & Co.	1,468	105,696
Actavis plc*	396	105,550
Humana, Inc.	720	105,437
Abbott Laboratories	2,343	104,873
DaVita HealthCare Partners, Inc.*	1,397	104,859
CR Bard, Inc.	613	104,841
Bio-Techne Corp.	1,127	104,834
Zimmer Holdings, Inc.	935	104,814
Alexion Pharmaceuticals, Inc.*	572	104,813
Becton Dickinson and Co.	759	104,803
St. Jude Medical, Inc.	1,582	104,206
Premier, Inc. — Class A*	3,205	104,163
Catamaran Corp.*	2,087	104,162
QIAGEN N.V.*	4,542	104,148
Pfizer, Inc.	3,316	103,625

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 22.8% (continued)
Alnylam Pharmaceuticals, Inc.*	1,104	$103,588
Cooper Companies, Inc.	656	103,418
CDK Global, Inc.	2,290	103,417
Express Scripts Holding Co.*	1,280	103,309
CareFusion Corp.*	1,734	102,826
Envision Healthcare Holdings, Inc.*	2,990	102,796
Stryker Corp.	1,120	101,976
Edwards Lifesciences Corp.*	811	101,659
Intuitive Surgical, Inc.*	205	101,368
Baxter International, Inc.	1,438	101,106
Vertex Pharmaceuticals, Inc.*	917	100,998
Mylan, Inc.*	1,899	100,932
Perrigo Company plc	661	100,300
Bio-Rad Laboratories, Inc. — Class A*	876	100,276
Universal Health Services, Inc. — Class B	974	99,864
Teleflex, Inc.	908	99,480
Seattle Genetics, Inc.*	3,192	99,463
HCA Holdings, Inc.*	1,403	99,332
Johnson & Johnson	990	99,139
VWR Corp.*	4,068	98,283
Align Technology, Inc.*	1,846	97,930
Amgen, Inc.	638	97,142
LifePoint Hospitals, Inc.*	1,482	96,686
DENTSPLY International, Inc.	1,919	95,998
AbbVie, Inc.	1,559	94,086
Community Health Systems, Inc.*	1,972	92,822
Gartner, Inc.*	1,070	90,116
Tenet Healthcare Corp.*	2,103	88,915
Booz Allen Hamilton Holding Corp.	2,971	86,486
ManpowerGroup, Inc.	1,184	86,290
Cintas Corp.	1,053	82,871
ADT Corp.	2,397	82,457
CoStar Group, Inc.*	440	81,184
RR Donnelley & Sons Co.	4,922	81,065
Towers Watson & Co. — Class A	678	80,343
Avery Dennison Corp.	1,503	78,562
Quanta Services, Inc.*	2,952	78,169
Verisk Analytics, Inc. — Class A*	1,201	77,284
Robert Half International, Inc.	1,329	77,162
Rollins, Inc.	2,312	76,412
Automatic Data Processing, Inc.	909	75,020
Vectrus, Inc.*	2,412	67,150
Aaron's, Inc.	2,092	66,232
United Rentals, Inc.*	756	62,635
H&R Block, Inc.	1,801	61,738
ServiceMaster Global Holdings, Inc.*	2,182	61,663
Aramark	1,962	61,450
Graham Holdings Co. — Class B	65	60,796
Service Corporation International	2,635	59,630
Avis Budget Group, Inc.*	1,020	58,456
KAR Auction Services, Inc.	1,685	57,475
Coty, Inc. — Class A*	2,979	56,661
Hertz Global Holdings, Inc.*	2,738	56,184
Estee Lauder Companies, Inc. — Class A	780	55,060
Live Nation Entertainment, Inc.*	2,292	54,481
DeVry Education Group, Inc.	1,249	52,970
Global Payments, Inc.	584	50,989
Total System Services, Inc.	1,400	49,518
Avon Products, Inc.	6,248	48,360
Equifax, Inc.	567	47,889
Morningstar, Inc.	702	46,746
McGraw Hill Financial, Inc.	522	46,688
Vantiv, Inc. — Class A*	1,356	46,633
SEI Investments Co.	1,157	46,477
FleetCor Technologies, Inc.*	326	45,803
Apollo Education Group, Inc. — Class A*	1,794	45,316
Western Union Co.	2,664	45,288
MasterCard, Inc. — Class A	546	44,788
Moody's Corp.	489	44,660
Total Consumer, Non-cyclical		22,100,193
Industrial - 13.5%
Energizer Holdings, Inc.	1,650	211,217
Owens Corning	4,060	162,603
MeadWestvaco Corp.	3,120	156,874
Acuity Brands, Inc.	1,046	156,785
USG Corp.*	5,050	153,773
Vulcan Materials Co.	2,162	152,443
Hexcel Corp.	3,402	150,470
Rock-Tenn Co. — Class A	2,279	147,907
Ingersoll-Rand plc	2,209	146,677
Lennox International, Inc.	1,455	143,041
Armstrong World Industries, Inc.*	2,799	141,909
Masco Corp.	5,653	140,421
Sonoco Products Co.	3,157	139,539
Bemis Company, Inc.	3,080	136,444
Martin Marietta Materials, Inc.	1,260	135,752
Silgan Holdings, Inc.	2,614	134,386
Packaging Corporation of America	1,754	133,041
AptarGroup, Inc.	2,104	132,783
Eagle Materials, Inc.	1,860	132,469
Sealed Air Corp.	3,257	131,909
Owens-Illinois, Inc.*	5,618	131,180
Ball Corp.	2,067	130,903
SunPower Corp. — Class A*	5,387	129,934
Valmont Industries, Inc.	1,074	129,009
Timken Co.	3,311	125,851
Crown Holdings, Inc.*	2,780	123,182
Precision Castparts Corp.	585	117,059
TimkenSteel Corp.	4,308	116,316
Golar LNG Ltd.	4,063	115,226
PerkinElmer, Inc.	2,483	113,498
Greif, Inc. — Class A	2,960	113,072
Thermo Fisher Scientific, Inc.	837	104,801
Corning, Inc.	4,278	101,688
Agilent Technologies, Inc.	2,643	99,827
Knowles Corp.*	4,699	99,666
Alliant Techsystems, Inc.	741	96,560
SBA Communications Corp. — Class A*	813	94,878
Jabil Circuit, Inc.	4,508	92,910
Amphenol Corp. — Class A	1,719	92,327
Vishay Intertechnology, Inc.	6,724	91,581
Arrow Electronics, Inc.*	1,625	89,440
Avnet, Inc.	2,121	88,276
Boeing Co.	606	88,093

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 13.5% (continued)
Tech Data Corp.*	1,537	$87,763
Crane Co.	1,405	85,635
Manitowoc Company, Inc.	4,540	84,898
AO Smith Corp.	1,420	84,362
Huntington Ingalls Industries, Inc.	720	83,952
Zebra Technologies Corp. — Class A*	1,005	83,877
Spirit AeroSystems Holdings, Inc. — Class A*	1,844	83,054
AVX Corp.	6,362	82,261
Northrop Grumman Corp.	524	82,242
Mettler-Toledo International, Inc.*	270	82,067
Textron, Inc.	1,908	81,203
SPX Corp.	969	80,979
TransDigm Group, Inc.	394	80,979
Waters Corp.*	677	80,597
KBR, Inc.	4,861	80,351
GATX Corp.	1,403	80,181
Hubbell, Inc. — Class B	743	78,788
Union Pacific Corp.	672	78,765
Waste Management, Inc.	1,526	78,482
Rockwell Automation, Inc.	719	78,313
Carlisle Companies, Inc.	873	78,291
Rockwell Collins, Inc.	911	78,000
Pall Corp.	802	77,601
Stericycle, Inc.*	590	77,461
Exelis, Inc.	4,504	77,063
Roper Industries, Inc.	499	77,016
Lincoln Electric Holdings, Inc.	1,133	76,942
3M Co.	474	76,930
Dover Corp.	1,095	76,694
L-3 Communications Holdings, Inc.	622	76,581
Keysight Technologies, Inc.*	2,291	76,496
Middleby Corp.*	805	76,491
Lockheed Martin Corp.	406	76,478
Honeywell International, Inc.	782	76,448
United Technologies Corp.	666	76,443
Pentair plc	1,236	76,397
Republic Services, Inc. — Class A	1,923	76,305
Allegion plc	1,410	76,154
Illinois Tool Works, Inc.	815	75,868
Cummins, Inc.	544	75,866
Snap-on, Inc.	569	75,512
Danaher Corp.	916	75,460
Stanley Black & Decker, Inc.	805	75,388
Tidewater, Inc.	2,568	75,140
Waste Connections, Inc.	1,738	75,116
Donaldson Company, Inc.	2,053	75,058
Norfolk Southern Corp.	736	75,050
Wabtec Corp.	898	74,938
Flowserve Corp.	1,373	74,815
CH Robinson Worldwide, Inc.	1,048	74,638
Clean Harbors, Inc.*	1,577	74,624
Genesee & Wyoming, Inc. — Class A*	904	74,535
National Instruments Corp.	2,477	74,508
Kansas City Southern	676	74,421
Expeditors International of Washington, Inc.	1,703	74,387
AGCO Corp.	1,715	74,328
Trinity Industries, Inc.	2,804	74,222
IDEX Corp.	1,024	74,086
AMETEK, Inc.	1,546	74,053
Tyco International plc	1,811	73,907
Nordson Corp.	1,010	73,589
General Dynamics Corp.	552	73,532
Regal-Beloit Corp.	1,068	73,532
General Electric Co.	3,077	73,510
Raytheon Co.	731	73,137
Babcock & Wilcox Co.	2,685	73,113
Deere & Co.	858	73,093
FedEx Corp.	432	73,056
Eaton Corporation plc	1,156	72,932
J.B. Hunt Transport Services, Inc.	916	72,923
Oshkosh Corp.	1,693	72,545
Emerson Electric Co.	1,273	72,485
CSX Corp.	2,174	72,394
Parker-Hannifin Corp.	621	72,322
FLIR Systems, Inc.	2,392	72,238
Fluor Corp.	1,339	71,757
Jacobs Engineering Group, Inc.*	1,875	71,438
Teekay Corp.	1,687	71,411
Colfax Corp.*	1,576	71,409
Ryder System, Inc.	861	71,282
Xylem, Inc.	2,078	70,860
ITT Corp.	1,975	70,725
Kennametal, Inc.	2,243	70,475
Graco, Inc.	988	70,385
Covanta Holding Corp.	3,443	70,375
Old Dominion Freight Line, Inc.*	989	69,349
Chicago Bridge & Iron Company N.V.	1,995	68,847
Joy Global, Inc.	1,636	68,614
Con-way, Inc.	1,655	67,805
United Parcel Service, Inc. — Class B	686	67,804
Trimble Navigation Ltd.*	2,843	67,777
Caterpillar, Inc.	843	67,415
AECOM*	2,642	67,160
Triumph Group, Inc.	1,175	67,046
Landstar System, Inc.	1,039	66,579
Terex Corp.	2,937	66,024
Kirby Corp.*	884	64,081
AMERCO*	215	61,514
B/E Aerospace, Inc.*	1,013	59,088
Fortune Brands Home & Security, Inc.	1,298	58,137
Garmin Ltd.	1,090	57,072
Gentex Corp.	3,213	53,625
GoPro, Inc. — Class A*	977	48,606
KLX, Inc.*	445	17,493
Total Industrial		13,062,734
Energy - 11.0%
Energen Corp.	3,297	209,095
Continental Resources, Inc.*	3,930	178,422
EP Energy Corp. — Class A*	16,917	175,091
Concho Resources, Inc.*	1,529	169,490
Laredo Petroleum, Inc.*,1	16,587	162,718
Newfield Exploration Co.*	5,366	159,799

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Energy - 11.0% (continued)
Kosmos Energy Ltd.*	17,496	$153,440
SM Energy Co.	4,047	153,058
Cobalt International Energy, Inc.*	16,417	149,723
Whiting Petroleum Corp.*	4,905	147,248
Patterson-UTI Energy, Inc.	8,566	146,992
Cheniere Energy, Inc.*	2,051	146,401
Marathon Petroleum Corp.	1,554	143,885
Valero Energy Corp.	2,716	143,622
Pioneer Natural Resources Co.	948	142,702
Devon Energy Corp.	2,361	142,297
Anadarko Petroleum Corp.	1,733	141,673
Apache Corp.	2,252	140,908
Tesoro Corp.	1,721	140,657
Chesapeake Energy Corp.	7,319	140,378
Superior Energy Services, Inc.	7,010	140,201
Noble Energy, Inc.	2,932	139,974
Nabors Industries Ltd.	12,153	139,881
QEP Resources, Inc.	6,826	138,022
PBF Energy, Inc. — Class A	4,907	137,887
Kinder Morgan, Inc.	3,355	137,723
Frank's International N.V.	8,403	137,557
Occidental Petroleum Corp.	1,717	137,360
Atwood Oceanics, Inc.	4,750	135,755
Dril-Quip, Inc.*	1,813	134,578
Baker Hughes, Inc.	2,316	134,305
Marathon Oil Corp.	5,046	134,223
Halliburton Co.	3,352	134,046
Phillips 66	1,905	133,960
Williams Companies, Inc.	3,053	133,905
EOG Resources, Inc.	1,495	133,100
Memorial Resource Development Corp.*	6,945	132,997
Schlumberger Ltd.	1,593	131,247
Cimarex Energy Co.	1,265	130,548
Rowan Companies plc — Class A	6,167	130,247
Hess Corp.	1,929	130,188
Denbury Resources, Inc.	18,783	129,603
Exxon Mobil Corp.	1,478	129,207
NOW, Inc.*,1	5,171	129,016
Chevron Corp.	1,256	128,778
Spectra Energy Corp.	3,828	128,008
Murphy Oil Corp.	2,849	127,949
WPX Energy, Inc.*	11,993	127,845
RPC, Inc.	10,218	127,418
CVR Energy, Inc.	3,323	127,337
ConocoPhillips	2,021	127,283
ONEOK, Inc.	2,883	126,938
Dresser-Rand Group, Inc.*	1,584	126,847
Gulfport Energy Corp.*	3,293	126,748
Helmerich & Payne, Inc.	2,112	125,791
HollyFrontier Corp.	3,497	125,612
Cameron International Corp.*	2,801	125,429
SolarCity Corp.*,1	2,567	124,782
Seadrill Ltd.[1]	11,612	124,713
Unit Corp.*	4,158	123,825
Equities Corp.	1,646	122,528
Targa Resources Corp.	1,399	121,475
Oasis Petroleum, Inc.*	8,976	120,637
Oil States International, Inc.*	2,893	118,816
Ultra Petroleum Corp.*,1	9,117	116,242
Oceaneering International, Inc.	2,185	114,407
California Resources Corp.*	22,330	114,330
Cabot Oil & Gas Corp. — Class A	4,227	112,016
National Oilwell Varco, Inc.	2,049	111,527
FMC Technologies, Inc.*	2,956	110,791
Diamond Offshore Drilling, Inc.[1]	3,511	110,702
CONSOL Energy, Inc.	3,792	109,778
Southwestern Energy Co.*	4,415	109,448
Antero Resources Corp.*	3,116	107,969
SandRidge Energy, Inc.*,1	74,694	105,319
MRC Global, Inc.*	9,598	103,754
Peabody Energy Corp.	16,587	103,337
Range Resources Corp.	2,194	101,516
Seventy Seven Energy, Inc.*	25,045	98,928
Rice Energy, Inc.*	5,348	91,344
Murphy USA, Inc.*	898	62,689
Total Energy		10,605,985
Consumer, Cyclical - 10.5%
Rite Aid Corp.*	36,053	251,649
CVS Health Corp.	2,269	222,724
Walgreens Boots Alliance, Inc.	2,894	213,433
GNC Holdings, Inc. — Class A	4,787	212,256
Medtronic plc*	2,400	171,360
Scotts Miracle-Gro Co. — Class A	2,228	141,323
Fastenal Co.	2,984	132,489
World Fuel Services Corp.	2,694	131,925
Sabre Corp.	4,585	93,672
Copa Holdings S.A. — Class A	855	91,920
Alaska Air Group, Inc.	1,353	91,828
Southwest Airlines Co.	1,904	86,023
Ingram Micro, Inc. — Class A*	3,384	85,208
United Continental Holdings, Inc.*	1,223	84,840
Spirit Airlines, Inc.*	1,097	81,332
Dolby Laboratories, Inc. — Class A	2,089	81,053
Toro Co.	1,239	80,423
HD Supply Holdings, Inc.*	2,766	79,743
Delta Air Lines, Inc.	1,661	78,582
American Airlines Group, Inc.	1,571	77,105
Copart, Inc.*	2,098	76,787
Navistar International Corp.*	2,590	76,198
MSC Industrial Direct Company, Inc. — Class A	971	72,893
WW Grainger, Inc.	309	72,875
Harman International Industries, Inc.	554	71,815
Allison Transmission Holdings, Inc.	2,278	71,347
Wendy's Co.	6,688	70,491
WESCO International, Inc.*	1,052	70,232
Big Lots, Inc.	1,483	68,085
PACCAR, Inc.	1,113	66,902
JC Penney Company, Inc.*,1	9,006	65,474
Whirlpool Corp.	326	64,900
SeaWorld Entertainment, Inc.	3,689	64,594
Tupperware Brands Corp.	954	64,500
Mohawk Industries, Inc.*	388	64,036
Chipotle Mexican Grill, Inc. — Class A*	90	63,885
Toll Brothers, Inc.*	1,841	63,735
Michaels Companies, Inc.*	2,451	63,236
Starbucks Corp.	719	62,934

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 10.5% (continued)
Williams-Sonoma, Inc.	804	$62,913
GameStop Corp. — Class A1	1,783	62,851
Cabela's, Inc.*	1,139	62,588
Darden Restaurants, Inc.	1,018	62,485
Lear Corp.	622	62,418
Restaurant Brands International, Inc.*	1,605	62,081
Kate Spade & Co.*	1,968	62,050
Lennar Corp. — Class A	1,378	61,886
Under Armour, Inc. — Class A*	857	61,773
NVR, Inc.*	49	61,457
Home Depot, Inc.	587	61,295
Cinemark Holdings, Inc.	1,648	61,256
Madison Square Garden Co. — Class A*	804	60,903
Urban Outfitters, Inc.*	1,745	60,830
CarMax, Inc.*	978	60,734
Domino's Pizza, Inc.	613	60,718
AutoNation, Inc.*	1,018	60,693
Tractor Supply Co.	746	60,553
Coach, Inc.	1,628	60,545
Newell Rubbermaid, Inc.	1,640	60,467
Dollar Tree, Inc.*	850	60,435
General Motors Co.	1,852	60,412
Dick's Sporting Goods, Inc.	1,169	60,379
Chico's FAS, Inc.	3,619	60,365
Thor Industries, Inc.	1,068	60,182
Lowe's Companies, Inc.	886	60,035
Jarden Corp.*	1,248	59,929
Wynn Resorts Ltd.	405	59,919
Regal Entertainment Group — Class A	2,831	59,904
BorgWarner, Inc.	1,109	59,897
Choice Hotels International, Inc.	1,041	59,806
Hilton Worldwide Holdings, Inc.*	2,301	59,757
DR Horton, Inc.	2,436	59,731
Nu Skin Enterprises, Inc. — Class A	1,457	59,708
Dunkin' Brands Group, Inc.	1,261	59,658
Tempur Sealy International, Inc.*	1,084	59,653
Yum! Brands, Inc.	825	59,631
Brinker International, Inc.	1,020	59,599
Kohl's Corp.	996	59,481
Panera Bread Co. — Class A*	346	59,464
Ford Motor Co.	4,040	59,428
Six Flags Entertainment Corp.	1,383	59,414
McDonald's Corp.	642	59,346
Costco Wholesale Corp.	415	59,341
L Brands, Inc.	701	59,326
PulteGroup, Inc.	2,877	59,237
Ulta Salon Cosmetics & Fragrance, Inc.*	447	58,977
Johnson Controls, Inc.	1,268	58,924
Penske Automotive Group, Inc.	1,218	58,890
MGM Resorts International*	3,020	58,830
Taylor Morrison Home Corp. — Class A*	3,310	58,819
Leggett & Platt, Inc.	1,378	58,744
The Gap, Inc.	1,426	58,737
Sears Holdings Corp.*,1	1,844	58,713
Hanesbrands, Inc.	527	58,697
Macy's, Inc.	918	58,642
Tesla Motors, Inc.*	288	58,637
Bed Bath & Beyond, Inc.*	784	58,620
Wyndham Worldwide Corp.	699	58,569
Las Vegas Sands Corp.	1,076	58,502
Sally Beauty Holdings, Inc.*	1,879	58,399
Wal-Mart Stores, Inc.	686	58,296
Polaris Industries, Inc.	402	58,125
Carter's, Inc.	713	58,102
Ross Stores, Inc.	633	58,052
Carnival Corp.	1,320	58,027
Target Corp.	788	58,005
Nordstrom, Inc.	761	57,988
TJX Companies, Inc.	876	57,763
Advance Auto Parts, Inc.	363	57,717
Visteon Corp.*	595	57,685
TRW Automotive Holdings Corp.*	557	57,466
PetSmart, Inc.	703	57,439
CST Brands, Inc.	1,326	57,151
International Game Technology	3,376	57,122
Norwegian Cruise Line Holdings Ltd.*	1,301	56,932
Dillard's, Inc. — Class A	501	56,914
AutoZone, Inc.*	95	56,711
NIKE, Inc. — Class B	611	56,365
Staples, Inc.	3,300	56,265
Dollar General Corp.*	839	56,263
DSW, Inc. — Class A	1,580	56,185
Hyatt Hotels Corp. — Class A*	998	56,147
Royal Caribbean Cruises Ltd.	742	56,058
Harley-Davidson, Inc.	908	56,024
O'Reilly Automotive, Inc.*	299	56,021
Best Buy Company, Inc.	1,591	56,003
Marriott International, Inc. — Class A	746	55,577
VF Corp.	798	55,357
Signet Jewelers Ltd.	456	55,226
Ascena Retail Group, Inc.*	4,768	55,118
Hasbro, Inc.	1,000	54,920
Family Dollar Stores, Inc.	719	54,716
LKQ Corp.*	2,115	54,588
Foot Locker, Inc.	1,021	54,338
WABCO Holdings, Inc.*	565	53,771
Starwood Hotels & Resorts Worldwide, Inc.	747	53,762
Abercrombie & Fitch Co. — Class A	2,106	53,745
Ralph Lauren Corp. — Class A	322	53,739
Lions Gate Entertainment Corp.	1,848	53,093
Michael Kors Holdings Ltd.*	749	53,022
Fossil Group, Inc.*	540	52,812
Gaming and Leisure Properties, Inc.	1,600	52,208
Goodyear Tire & Rubber Co.	2,147	52,043
Genuine Parts Co.	556	51,675
PVH Corp.	468	51,602
DreamWorks Animation SKG, Inc. — Class A*,1	2,728	50,932
Mattel, Inc.	1,865	50,169
Tiffany & Co.	559	48,432

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 10.5% (continued)
Deckers Outdoor Corp.*	617	$40,753
Total Consumer, Cyclical		10,145,464
Financial - 10.4%
Brookdale Senior Living, Inc. — Class A*	2,997	101,148
Air Lease Corp. — Class A	2,379	83,122
Iron Mountain, Inc.	2,027	80,755
Outfront Media, Inc.	2,516	71,328
Lamar Advertising Co. — Class A	1,071	59,997
Forest City Enterprises, Inc. — Class A*	2,237	54,807
American Realty Capital Properties, Inc.	5,862	54,312
Liberty Broadband Corp. — Class A*	1,192	53,008
Liberty Broadband Corp. — Class C*	1,189	52,792
BioMed Realty Trust, Inc.	2,156	52,714
Realty Income Corp.	970	52,680
Healthcare Trust of America, Inc. — Class A	1,784	52,556
Omega Healthcare Investors, Inc.	1,186	52,018
Extra Space Storage, Inc.	788	52,008
Crown Castle International Corp.	598	51,733
Duke Realty Corp.	2,350	51,301
Rayonier, Inc.	1,743	51,157
Brixmor Property Group, Inc.	1,886	51,111
Digital Realty Trust, Inc.	700	51,058
Interactive Brokers Group, Inc. — Class A	1,656	50,723
National Retail Properties, Inc.	1,183	50,680
Taubman Centers, Inc.	618	50,645
Essex Property Trust, Inc.	224	50,636
Public Storage	252	50,612
Apartment Investment & Management Co. — Class A	1,266	50,463
General Growth Properties, Inc.	1,672	50,461
City National Corp.	582	50,454
Alexandria Real Estate Equities, Inc.	517	50,418
Weingarten Realty Investors	1,343	50,336
Federal Realty Investment Trust	350	50,320
Regency Centers Corp.	733	50,254
Legg Mason, Inc.	906	50,229
Realogy Holdings Corp.*	1,080	50,219
Equity LifeStyle Properties, Inc.	917	50,187
American Campus Communities, Inc.	1,140	50,114
NorthStar Realty Finance Corp.	2,650	50,111
Spirit Realty Capital, Inc.	3,895	50,090
Kimco Realty Corp.	1,811	50,074
Simon Property Group, Inc.	252	50,062
Liberty Property Trust	1,242	50,053
Ventas, Inc.	627	50,041
DDR Corp.	2,548	49,941
CBL & Associates Properties, Inc.	2,418	49,859
Kilroy Realty Corp.	671	49,755
Equity Residential	641	49,748
Health Care REIT, Inc.	606	49,662
Tanger Factory Outlet Centers, Inc.	1,259	49,542
Home Properties, Inc.	701	49,421
Mid-America Apartment Communities, Inc.	623	49,416
UDR, Inc.	1,482	49,291
Prologis, Inc.	1,091	49,248
Retail Properties of America, Inc. — Class A	2,778	49,143
Equity Commonwealth*	1,865	49,143
Corrections Corporation of America	1,249	49,111
CoreLogic, Inc.*	1,479	49,103
Corporate Office Properties Trust	1,634	49,020
Plum Creek Timber Company, Inc.	1,101	49,017
Synchrony Financial*	1,588	49,005
Affiliated Managers Group, Inc.*	238	48,914
Senior Housing Properties Trust	2,097	48,839
Howard Hughes Corp.*	373	48,725
FNF Group	1,388	48,719
Endurance Specialty Holdings Ltd.	796	48,651
WP GLIMCHER, Inc.	2,750	48,620
Boston Properties, Inc.	350	48,580
Brandywine Realty Trust	2,922	48,534
AvalonBay Communities, Inc.	280	48,437
Macerich Co.	563	48,424
Allied World Assurance Company Holdings AG	1,249	48,299
Paramount Group, Inc.*	2,494	48,259
Hospitality Properties Trust	1,479	48,201
Piedmont Office Realty Trust, Inc. — Class A	2,466	48,161
HCP, Inc.	1,014	47,952
SL Green Realty Corp.	380	47,880
Post Properties, Inc.	784	47,628
Camden Property Trust	618	47,617
CNA Financial Corp.	1,217	47,414
Mercury General Corp.	828	47,321
SVB Financial Group*	417	47,079
Artisan Partners Asset Management, Inc. — Class A	975	47,063
NorthStar Asset Management Group, Inc.	2,222	47,040
Starwood Property Trust, Inc.	1,962	46,950
Jones Lang LaSalle, Inc.	319	46,919
Allstate Corp.	672	46,898
E*TRADE Financial Corp.*	2,032	46,838
CBOE Holdings, Inc.	726	46,806
Douglas Emmett, Inc.	1,641	46,736
Two Harbors Investment Corp.	4,524	46,688
Axis Capital Holdings Ltd.	917	46,675
PartnerRe Ltd.	408	46,675
Weyerhaeuser Co.	1,300	46,605
WP Carey, Inc.	649	46,605
Aspen Insurance Holdings Ltd.	1,075	46,569
Markel Corp.*	68	46,468
Everest Re Group Ltd.	271	46,444
HCC Insurance Holdings, Inc.	865	46,139
Waddell & Reed Financial, Inc. — Class A	1,030	46,051
Synovus Financial Corp.	1,783	45,947
White Mountains Insurance Group Ltd.	71	45,765

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financial - 10.4% (continued)
First Republic Bank	897	$45,675
American Tower Corp. — Class A	471	45,663
BlackRock, Inc. — Class A	134	45,628
Cincinnati Financial Corp.	903	45,610
Eaton Vance Corp.	1,133	45,603
Northern Trust Corp.	697	45,569
Protective Life Corp.	651	45,537
Alleghany Corp.*	103	45,536
Arch Capital Group Ltd.*	785	45,506
Progressive Corp.	1,753	45,490
Hanover Insurance Group, Inc.	659	45,471
First Horizon National Corp.	3,500	45,465
RenaissanceRe Holdings Ltd.	475	45,424
Old Republic International Corp.	3,234	45,405
Federated Investors, Inc. — Class B	1,436	45,392
Santander Consumer USA Holdings, Inc. ADR	2,542	45,375
Visa, Inc. — Class A	178	45,374
CBRE Group, Inc. — Class A*	1,403	45,373
Bank of Hawaii Corp.	802	45,281
First Niagara Financial Group, Inc.	5,573	45,252
New York Community Bancorp, Inc.	2,928	45,238
Ameriprise Financial, Inc.	362	45,228
Reinsurance Group of America, Inc. — Class A	544	45,049
Travelers Companies, Inc.	438	45,035
NASDAQ OMX Group, Inc.	987	45,007
Huntington Bancshares, Inc.	4,488	44,969
American Homes 4 Rent — Class A	2,694	44,963
BankUnited, Inc.	1,625	44,948
Berkshire Hathaway, Inc. — Class B*	311	44,756
KeyCorp	3,444	44,738
American Financial Group, Inc.	770	44,691
American Capital Agency Corp.	2,073	44,673
Vornado Realty Trust	404	44,618
Aflac, Inc.	781	44,579
TCF Financial Corp.	3,032	44,571
Validus Holdings Ltd.	1,124	44,567
Citizens Financial Group, Inc.	1,862	44,502
XL Group plc — Class A	1,290	44,492
Wells Fargo & Co.	856	44,444
MFA Financial, Inc.	5,664	44,406
Host Hotels & Resorts, Inc.	1,935	44,292
Signature Bank*	378	44,276
Brown & Brown, Inc.	1,434	44,238
Loews Corp.	1,156	44,229
Assured Guaranty Ltd.	1,810	44,200
Popular, Inc.*	1,431	44,118
Erie Indemnity Co. — Class A	509	44,110
WR Berkley Corp.	900	44,091
Assurant, Inc.	694	44,076
ACE Ltd.	408	44,048
Raymond James Financial, Inc.	837	44,043
Hartford Financial Services Group, Inc.	1,132	44,035
East West Bancorp, Inc.	1,217	44,031
CME Group, Inc. — Class A	516	44,015
PNC Financial Services Group, Inc.	520	43,961
CIT Group, Inc.	1,003	43,951
LPL Financial Holdings, Inc.	1,068	43,948
Lazard Ltd. — Class A	959	43,922
U.S. Bancorp	1,048	43,922
Columbia Property Trust, Inc.	1,794	43,899
Voya Financial, Inc.	1,124	43,847
Torchmark Corp.	875	43,811
People's United Financial, Inc.	3,112	43,786
PacWest Bancorp	1,021	43,653
SunTrust Banks, Inc.	1,136	43,645
Franklin Resources, Inc.	846	43,594
Chubb Corp.	445	43,566
T. Rowe Price Group, Inc.	553	43,532
Chimera Investment Corp.	13,848	43,483
Invesco Ltd.	1,183	43,452
BB&T Corp.	1,230	43,407
Arthur J Gallagher & Co.	976	43,364
Marsh & McLennan Companies, Inc.	805	43,285
Principal Financial Group, Inc.	921	43,223
Intercontinental Exchange, Inc.	210	43,203
ProAssurance Corp.	973	43,172
State Street Corp.	603	43,121
Annaly Capital Management, Inc.	4,078	43,064
TD Ameritrade Holding Corp.	1,329	43,046
Aon plc	478	43,044
Morgan Stanley	1,271	42,972
Unum Group	1,382	42,925
Hudson City Bancorp, Inc.	4,778	42,859
Commerce Bancshares, Inc.	1,071	42,840
Associated Banc-Corp.	2,546	42,798
StanCorp Financial Group, Inc.	689	42,746
Navient Corp.	2,162	42,678
M&T Bank Corp.	377	42,661
Comerica, Inc.	1,025	42,538
TFS Financial Corp.	3,032	42,509
Fulton Financial Corp.	3,807	42,448
Goldman Sachs Group, Inc.	246	42,413
SLM Corp.	4,650	42,362
Capital One Financial Corp.	577	42,242
JPMorgan Chase & Co.	773	42,036
BOK Financial Corp.	775	41,935
American National Insurance Co.	403	41,928
Lincoln National Corp.	837	41,833
American International Group, Inc.	854	41,735
Charles Schwab Corp.	1,606	41,724
MetLife, Inc.	891	41,432
Citigroup, Inc.	882	41,410
American Express Co.	512	41,313
Genworth Financial, Inc. — Class A*	5,909	41,245
Cullen/Frost Bankers, Inc.	661	41,180
Bank of New York Mellon Corp.	1,140	41,040
Bank of America Corp.	2,700	40,905
Discover Financial Services	747	40,622
Fifth Third Bancorp	2,338	40,447
Zions Bancorporation	1,688	40,444
Prudential Financial, Inc.	533	40,444
MBIA, Inc.*	5,005	40,140
FNFV Group*	3,223	39,965
Regions Financial Corp.	4,551	39,594

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financial - 10.4% (continued)
Ally Financial, Inc.*	2,086	$39,029
Nationstar Mortgage Holdings, Inc.*,1	1,498	38,514
Ocwen Financial Corp.*,1	2,157	13,201
Urban Edge Properties	202	4,795
Total Financial		10,089,055
Utilities - 9.1%
CMS Energy Corp.	5,524	208,420
PG&E Corp.	3,538	208,070
Great Plains Energy, Inc.	6,970	206,103
AGL Resources, Inc.	3,645	205,506
TECO Energy, Inc.	9,625	205,301
Wisconsin Energy Corp.	3,658	204,007
NiSource, Inc.	4,700	203,322
SCANA Corp.	3,188	203,299
Vectren Corp.	4,232	202,797
Xcel Energy, Inc.	5,369	201,499
Alliant Energy Corp.	2,928	200,890
Westar Energy, Inc.	4,702	200,869
DTE Energy Co.	2,239	200,749
American Water Works Company, Inc.	3,574	200,645
Northeast Utilities	3,605	200,366
ITC Holdings Corp.	4,708	200,278
Pinnacle West Capital Corp.	2,851	200,083
American Electric Power Company, Inc.	3,178	199,610
FirstEnergy Corp.	4,940	199,230
Integrys Energy Group, Inc.	2,453	198,938
NextEra Energy, Inc.	1,818	198,598
Duke Energy Corp.	2,279	198,592
Consolidated Edison, Inc.	2,865	198,487
Edison International	2,909	198,248
Atmos Energy Corp.	3,473	197,648
Dominion Resources, Inc.	2,560	196,838
Questar Corp.	7,580	196,701
Sempra Energy	1,746	195,412
CenterPoint Energy, Inc.	8,463	195,411
Southern Co.	3,848	195,171
Ameren Corp.	4,307	195,021
Aqua America, Inc.	7,208	194,976
Public Service Enterprise Group, Inc.	4,542	193,853
OGE Energy Corp.	5,503	193,596
Hawaiian Electric Industries, Inc.	5,632	193,178
MDU Resources Group, Inc.	8,456	191,190
PPL Corp.	5,372	190,706
Calpine Corp.*	9,132	190,676
Pepco Holdings, Inc.	6,869	188,554
UGI Corp.	5,083	188,020
Entergy Corp.	2,137	187,009
Exelon Corp.	5,178	186,615
National Fuel Gas Co.	2,784	176,589
AES Corp.	14,367	175,565
NRG Energy, Inc.	7,113	175,407
Total Utilities		8,842,043
Technology - 8.5%
First Solar, Inc.*	3,123	132,164
Axalta Coating Systems Ltd.*	5,112	131,225
Freescale Semiconductor Ltd.*	3,705	118,893
Veeva Systems, Inc. — Class A*	3,884	111,704
Cerner Corp.*	1,668	110,672
athenahealth, Inc.*	789	110,231
Skyworks Solutions, Inc.	1,303	108,214
Electronic Arts, Inc.*	1,953	107,142
Cree, Inc.*	2,956	104,524
ServiceNow, Inc.*	1,396	101,767
Allscripts Healthcare Solutions, Inc.*	8,424	100,330
Marvell Technology Group Ltd.	6,436	99,693
Rovi Corp.*	4,313	99,673
Solera Holdings, Inc.	1,921	99,124
Informatica Corp.*	2,368	98,709
Zynga, Inc. — Class A*	38,258	97,940
Apple, Inc.	832	97,477
Red Hat, Inc.*	1,524	97,216
Teradata Corp.*	2,172	96,785
Maxim Integrated Products, Inc.	2,912	96,358
Activision Blizzard, Inc.	4,580	95,699
Atmel Corp.	11,321	94,304
Avago Technologies Ltd.	912	93,827
Cognizant Technology Solutions Corp. — Class A*	1,733	93,806
Amdocs Ltd.	1,939	93,421
IPG Photonics Corp.*	1,248	93,151
salesforce.com, Inc.*	1,650	93,143
Microchip Technology, Inc.	2,060	92,906
ON Semiconductor Corp.*	9,279	92,883
DST Systems, Inc.	955	92,349
CA, Inc.	3,040	92,112
Oracle Corp.	2,185	91,530
SunEdison, Inc.*	4,880	91,402
Advanced Micro Devices, Inc.*	35,503	91,243
Synopsys, Inc.*	2,109	90,666
Brocade Communications Systems, Inc.	8,150	90,628
Cadence Design Systems, Inc.*	5,035	90,580
Broadcom Corp. — Class A	2,133	90,514
Texas Instruments, Inc.	1,692	90,437
Riverbed Technology, Inc.*	4,376	90,058
International Business Machines Corp.	586	89,840
Workday, Inc. — Class A*	1,125	89,393
Stratasys Ltd.*	1,123	89,268
Tableau Software, Inc. — Class A*	1,105	89,240
VMware, Inc. — Class A*	1,157	89,205
ANSYS, Inc.*	1,104	89,060
Linear Technology Corp.	1,974	88,712
Computer Sciences Corp.	1,457	88,411
Nuance Communications, Inc.*	6,427	88,339
Lam Research Corp.	1,155	88,289
Citrix Systems, Inc.*	1,488	88,179
NVIDIA Corp.	4,589	88,132
Rackspace Hosting, Inc.*	1,958	88,031
SolarWinds, Inc.*	1,811	87,200
Leidos Holdings, Inc.	2,087	86,402
Akamai Technologies, Inc.*	1,481	86,128
Adobe Systems, Inc.*	1,227	86,050
Hewlett-Packard Co.	2,379	85,953
NetSuite, Inc.*	873	85,929

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Technology - 8.5% (continued)
3D Systems Corp.*,1	2,954	$85,902
IMS Health Holdings, Inc.*	3,482	85,692
Applied Materials, Inc.	3,722	85,010
Teradyne, Inc.	4,682	84,744
Autodesk, Inc.*	1,567	84,626
Analog Devices, Inc.	1,620	84,410
NCR Corp.*	3,318	84,277
Genpact Ltd.*	4,184	83,973
PTC, Inc.*	2,511	83,893
Intuit, Inc.	964	83,694
Western Digital Corp.	850	82,646
NetApp, Inc.	2,184	82,555
Intel Corp.	2,496	82,468
Diebold, Inc.	2,641	82,399
EMC Corp.	3,160	81,939
KLA-Tencor Corp.	1,330	81,755
VeriFone Systems, Inc.*	2,585	81,143
Microsoft Corp.	1,966	79,426
Micron Technology, Inc.*	2,697	78,928
Altera Corp.	2,397	78,921
QUALCOMM, Inc.	1,263	78,887
Lexmark International, Inc. — Class A	1,969	78,583
Pitney Bowes, Inc.	3,271	78,439
Xilinx, Inc.	2,031	78,346
Accenture plc — Class A	909	76,383
IHS, Inc. — Class A*	655	75,410
Xerox Corp.	5,644	74,331
Paychex, Inc.	1,623	73,457
SanDisk Corp.	918	69,685
MSCI, Inc. — Class A	980	52,744
Broadridge Financial Solutions, Inc.	1,034	49,622
Fiserv, Inc.*	657	47,652
Fidelity National Information Services, Inc.	750	46,823
Dun & Bradstreet Corp.	394	45,353
Jack Henry & Associates, Inc.	735	45,107
Total Technology		8,265,484
Communications - 7.2%
T-Mobile US, Inc.*	7,478	225,686
Sprint Corp.*	48,227	207,376
Frontier Communications Corp.[1]	28,891	194,002
Level 3 Communications, Inc.*	3,878	192,892
AT&T, Inc.	5,717	188,203
Telephone & Data Systems, Inc.	7,937	184,535
Verizon Communications, Inc.	4,036	184,486
Zayo Group Holdings, Inc.*	6,555	181,901
CenturyLink, Inc.	4,850	180,275
United States Cellular Corp.*	5,164	179,656
Windstream Holdings, Inc.[1]	21,169	168,294
CommScope Holding Company, Inc.*	4,072	114,444
FireEye, Inc.*,1	3,202	108,259
Palo Alto Networks, Inc.*	761	96,182
Google, Inc. — Class A*	178	95,684
Google, Inc. — Class C*	179	95,679
Twitter, Inc.*	2,527	94,838
Fortinet, Inc.*	3,172	94,827
Juniper Networks, Inc.	4,154	94,420
EchoStar Corp. — Class A*	1,807	94,271
Yelp, Inc. — Class A*	1,774	93,082
Groupon, Inc. — Class A*	12,996	93,050
LinkedIn Corp. — Class A*	412	92,593
CDW Corp.	2,669	91,440
AOL, Inc.*	2,099	90,782
Facebook, Inc. — Class A*	1,188	90,181
IAC/InterActiveCorp	1,478	90,084
Motorola Solutions, Inc.	1,438	89,746
Cisco Systems, Inc.	3,339	88,033
Symantec Corp.	3,541	87,711
Equinix, Inc.	403	87,395
Harris Corp.	1,299	87,202
VeriSign, Inc.*	1,598	87,059
Splunk, Inc.*	1,651	85,274
ARRIS Group, Inc.*	3,240	84,953
Arista Networks, Inc.*,1	1,299	81,993
Yahoo!, Inc.*	1,817	79,930
JDS Uniphase Corp.*	6,560	79,704
Netflix, Inc.*	180	79,524
F5 Networks, Inc.*	692	77,241
Amazon.com, Inc.*	193	68,424
AMC Networks, Inc. — Class A*	962	64,165
John Wiley & Sons, Inc. — Class A	987	61,155
Sirius XM Holdings, Inc.*	17,093	60,680
Starz — Class A*	2,044	60,340
CBS Corp. — Class B	1,092	59,853
Gannett Company, Inc.	1,929	59,818
Liberty Ventures*	1,586	59,237
Interpublic Group of Companies, Inc.	2,968	59,182
DIRECTV*	690	58,842
DISH Network Corp. — Class A*	831	58,461
Liberty Media Corp. — Class C*	1,699	57,970
Liberty Media Corp. — Class A*	1,702	57,953
News Corp. — Class A*	3,891	57,937
Walt Disney Co.	631	57,395
Nielsen N.V.	1,309	57,020
Expedia, Inc.	662	56,886
Liberty Interactive Corp. — Class A*	2,066	56,526
Pandora Media, Inc.*	3,368	55,909
Clear Channel Outdoor Holdings, Inc. — Class A	6,173	55,866
Cablevision Systems Corp. — Class A	2,940	55,625
Omnicom Group, Inc.	761	55,401
Comcast Corp. — Class A	1,039	55,218
Time Warner, Inc.	707	55,097
Priceline Group, Inc.*	54	54,512
Time Warner Cable, Inc.	398	54,180
eBay, Inc.*	1,018	53,954
TripAdvisor, Inc.*	799	53,541
Charter Communications, Inc. — Class A*	354	53,495
Scripps Networks Interactive, Inc. — Class A	747	53,104
Twenty-First Century Fox, Inc. — Class A	1,572	52,128
HomeAway, Inc.*	2,013	51,311

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Communications - 7.2% (continued)
Viacom, Inc. — Class B	788	$50,763
Discovery Communications, Inc. — Class A*	1,715	49,709
Discovery Communications, Inc. — Class C*	1,763	49,152
FactSet Research Systems, Inc.	332	47,672
Alliance Data Systems Corp.*	162	46,790
zulily, Inc. — Class A*,1	2,454	45,399
Thomson Reuters Corp.	1,143	43,891
Zillow, Inc. — Class A*,1	404	39,156
Total Communications		6,916,604
Basic Materials - 6.6%
Newmont Mining Corp.	7,552	189,933
CF Industries Holdings, Inc.	540	164,905
Royal Gold, Inc.	2,242	162,455
Tahoe Resources, Inc.	11,748	160,360
NewMarket Corp.	356	160,084
Albemarle Corp.	3,290	158,775
Mosaic Co.	3,067	149,332
LyondellBasell Industries N.V. — Class A	1,877	148,452
Sherwin-Williams Co.	547	148,385
Cytec Industries, Inc.	3,058	146,753
Alcoa, Inc.	9,305	145,623
International Flavors & Fragrances, Inc.	1,361	144,416
Air Products & Chemicals, Inc.	981	142,843
FMC Corp.	2,473	142,198
Dow Chemical Co.	3,144	141,983
Veritiv Corp.*	2,767	140,757
Southern Copper Corp.	5,149	140,465
Cabot Corp.	3,308	140,292
Westlake Chemical Corp.	2,446	140,180
EI du Pont de Nemours & Co.	1,957	139,358
Compass Minerals International, Inc.	1,589	138,879
Ashland, Inc.	1,167	138,313
PPG Industries, Inc.	620	138,186
Huntsman Corp.	6,292	138,172
Airgas, Inc.	1,221	137,533
Ecolab, Inc.	1,322	137,184
Valspar Corp.	1,631	136,074
Monsanto Co.	1,152	135,913
Sigma-Aldrich Corp.	987	135,732
International Paper Co.	2,560	134,810
Platform Specialty Products Corp.*	6,403	134,463
RPM International, Inc.	2,792	133,625
Eastman Chemical Co.	1,876	132,990
Domtar Corp.	3,448	132,058
Praxair, Inc.	1,089	131,323
Celanese Corp. — Class A	2,403	129,185
WR Grace & Co.*	1,463	126,813
Cliffs Natural Resources, Inc.[1]	19,746	126,769
Allegheny Technologies, Inc.	4,432	126,445
Reliance Steel & Aluminum Co.	2,349	123,017
Nucor Corp.	2,752	120,125
United States Steel Corp.	4,813	117,630
Steel Dynamics, Inc.	6,893	117,457
Carpenter Technology Corp.	2,897	109,912
Freeport-McMoRan, Inc.	6,336	106,508
Rayonier Advanced Materials, Inc.	6,153	105,339
Total Basic Materials		6,352,004
Diversified - 0.1%
Liberty TripAdvisor Holdings, Inc. — Class A*	2,283	54,655
Leucadia National Corp.	2,146	48,650
Total Diversified		103,305
Total Common Stocks
(Cost $88,734,551)		96,482,871
EXCHANGE TRADED FUNDS† - 0.1%
PowerShares Russell 1000 Equal Weight Portfolio*	4,000	97,760
Total Exchange Traded Funds
(Cost $97,779)		97,760
SHORT TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	249,375	249,375
Total Short Term Investments
(Cost $249,375)		249,375

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$1,320,843	1,320,843
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	480,306	480,306
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	245,701	245,701
Total Securities Lending Collateral
(Cost $2,046,850)		2,046,850
Total Investments - 102.2%
(Cost $91,128,555)		$98,876,856
Other Assets & Liabilities, net - (2.2)%		(2,078,075)
Total Net Assets - 100.0%		$96,798,781

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 24.7%
Ingles Markets, Inc. — Class A	3,119	$133,024
Natural Grocers by Vitamin Cottage, Inc.*	3,944	121,475
Post Holdings, Inc.*	2,527	119,401
Coca-Cola Bottling Company Consolidated	1,221	119,097
Omega Protein Corp.*	11,276	118,849
Chefs' Warehouse, Inc.*	5,438	116,320
TreeHouse Foods, Inc.*	1,241	112,558
Vector Group Ltd.	5,026	112,482
SUPERVALU, Inc.*	11,544	112,439
Boston Beer Company, Inc. — Class A*	357	112,284
Tootsie Roll Industries, Inc.[1]	3,540	110,413
Fresh Del Monte Produce, Inc.	3,261	109,667
Farmer Bros Co.*	3,571	106,809
United Natural Foods, Inc.*	1,380	106,646
WD-40 Co.	1,299	106,595
SpartanNash Co.	4,094	105,461
Dean Foods Co.	5,789	104,897
National Beverage Corp.*	4,807	104,504
Seneca Foods Corp. — Class A*	4,029	104,271
B&G Foods, Inc.	3,474	103,664
Medifast, Inc.*	3,258	103,245
Weis Markets, Inc.	2,249	103,072
Snyder's-Lance, Inc.	3,527	102,601
Lancaster Colony Corp.	1,135	102,071
Smart & Final Stores, Inc.*	6,780	101,700
Universal Corp.	2,514	100,962
USANA Health Sciences, Inc.*	1,026	100,589
Fresh Market, Inc.*,1	2,587	98,591
Boulder Brands, Inc.*	9,807	98,364
J&J Snack Foods Corp.	977	95,863
Seaboard Corp.*	25	95,625
Diamond Foods, Inc.*	3,853	94,707
Cal-Maine Foods, Inc.	2,701	94,670
Sanderson Farms, Inc.[1]	1,183	94,593
Andersons, Inc.	2,030	91,310
Calavo Growers, Inc.	2,266	90,889
Limoneira Co.	4,214	87,651
Diplomat Pharmacy, Inc.*	3,425	84,152
John B Sanfilippo & Son, Inc.	2,298	83,808
Pendrell Corp.*	60,322	78,419
Senomyx, Inc.*	7,626	40,265
Auspex Pharmaceuticals, Inc.*	573	35,212
Foundation Medicine, Inc.*	693	33,028
ZIOPHARM Oncology, Inc.*,1	3,520	31,504
TransEnterix, Inc.*,1	9,574	28,434
Halozyme Therapeutics, Inc.*	1,879	26,831
Radius Health, Inc.*	546	26,312
Zafgen, Inc.*	662	25,164
Insperity, Inc.	596	24,995
Coherus Biosciences, Inc.*	1,054	23,652
Neurocrine Biosciences, Inc.*	702	23,629
Dicerna Pharmaceuticals, Inc.*	1,068	22,770
Barrett Business Services, Inc.	734	22,496
Volcano Corp.*	1,250	22,462
Array BioPharma, Inc.*	3,128	22,396
Cytokinetics, Inc.*	3,142	22,277
Agenus, Inc.*	4,405	22,157
Ocular Therapeutix, Inc.*	724	22,068
Cempra, Inc.*	791	21,942
Ampio Pharmaceuticals, Inc.*,1	4,365	21,912
On Assignment, Inc.*	620	21,781
Huron Consulting Group, Inc.*	289	21,739
NPS Pharmaceuticals, Inc.*	472	21,645
FTI Consulting, Inc.*	532	21,636
OvaScience, Inc.*	489	21,252
Multi-Color Corp.	362	21,075
Resources Connection, Inc.	1,254	20,942
TriNet Group, Inc.*	631	20,930
Deluxe Corp.	322	20,907
Hill International, Inc.*	5,436	20,766
ABIOMED, Inc.*	400	20,697
TrueBlue, Inc.*	936	20,648
Civeo Corp.	7,029	20,595
Unilife Corp.*,1	5,184	20,580
Ultragenyx Pharmaceutical, Inc.*	354	20,567
PHH Corp.*	823	20,526
Exelixis, Inc.*	10,961	20,497
Kelly Services, Inc. — Class A	1,203	20,331
Aratana Therapeutics, Inc.*	1,209	20,033
Novavax, Inc.*	2,565	20,033
OPKO Health, Inc.*,1	1,651	20,027
K12, Inc.*	1,404	19,964
Ennis, Inc.	1,484	19,797
ABM Industries, Inc.	679	19,603
Heidrick & Struggles International, Inc.	881	19,523
Healthcare Services Group, Inc.	619	19,505
Helen of Troy Ltd.*	258	19,407
Korn/Ferry International*	679	19,352
CDI Corp.	1,137	19,318
Team, Inc.*	504	19,223
Kforce, Inc.	819	19,165
Nevro Corp.*	420	19,135
Esperion Therapeutics, Inc.*	416	19,094
Brink's Co.	850	19,048
Synageva BioPharma Corp.*	164	18,896
CBIZ, Inc.*	2,282	18,894
Monster Worldwide, Inc.*	4,558	18,825
Neuralstem, Inc.*,1	6,059	18,783
CRA International, Inc.*	636	18,781
SP Plus Corp.*	841	18,771
Navigant Consulting, Inc.*	1,297	18,716
Rockwell Medical, Inc.*	1,734	18,710
Darling Ingredients, Inc.*	1,098	18,644
Corporate Executive Board Co.	272	18,637
Information Services Group, Inc.	4,636	18,637
Collectors Universe, Inc.	791	18,589
Northwest Biotherapeutics, Inc.*,1	2,907	18,430
Quad/Graphics, Inc.	919	18,417
Great Lakes Dredge & Dock Corp.*	2,370	18,415
Kite Pharma, Inc.*	274	18,399
Regulus Therapeutics, Inc.*	960	18,384
Advisory Board Co.*	392	18,377
Threshold Pharmaceuticals, Inc.*	4,935	18,358
BioTime, Inc.*,1	4,487	18,307

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Non-cyclical - 24.7% (continued)
Celldex Therapeutics, Inc.*	853	$18,271
PRGX Global, Inc.*	3,503	18,180
Inogen, Inc.*	594	18,176
Immunomedics, Inc.*	3,394	18,158
Forrester Research, Inc.	481	18,153
Paylocity Holding Corp.*	770	18,141
Xencor, Inc.*	1,197	18,135
Impax Laboratories, Inc.*	494	18,115
Idera Pharmaceuticals, Inc.*	4,000	18,080
Applied Genetic Technologies Corp.*	721	18,011
Mirati Therapeutics, Inc.*	864	17,928
Isis Pharmaceuticals, Inc.*	261	17,881
MannKind Corp.*,1	2,815	17,875
Accelerate Diagnostics, Inc.*	831	17,867
Affymetrix, Inc.*	1,613	17,808
Cimpress N.V.*	221	17,802
RPX Corp.*	1,441	17,796
Depomed, Inc.*	974	17,794
Intra-Cellular Therapies, Inc.*	912	17,711
ICF International, Inc.*	473	17,671
Civitas Solutions, Inc.*	930	17,661
Osiris Therapeutics, Inc.*	1,094	17,646
Ophthotech Corp.*	313	17,606
Clovis Oncology, Inc.*	270	17,601
Prothena Corporation plc*	776	17,561
Zogenix, Inc.*,1	12,995	17,543
T2 Biosystems, Inc.*	810	17,520
OncoMed Pharmaceuticals, Inc.*	765	17,488
ACCO Brands Corp.*	2,207	17,479
ChemoCentryx, Inc.*	2,125	17,468
Carriage Services, Inc. — Class A	801	17,462
Pacific Biosciences of California, Inc.*	2,169	17,439
Tetraphase Pharmaceuticals, Inc.*	478	17,380
Theravance Biopharma, Inc.*	1,066	17,312
Five Prime Therapeutics, Inc.*	655	17,233
HeartWare International, Inc.*	206	17,207
Repligen Corp.*	708	17,197
HealthSouth Corp.	389	17,156
Dynavax Technologies Corp.*	1,001	17,117
Sotheby's	402	17,105
Adamas Pharmaceuticals, Inc.*	1,016	17,099
Bright Horizons Family Solutions, Inc.*	352	17,090
CytRx Corp.*,1	6,648	17,085
Cepheid*	302	17,066
Anacor Pharmaceuticals, Inc.*	453	17,033
Hackett Group, Inc.	2,247	17,032
McGrath RentCorp	560	17,012
Electro Rent Corp.	1,318	16,989
PharMerica Corp.*	738	16,981
Pacira Pharmaceuticals, Inc.*	158	16,961
Bio-Reference Laboratories, Inc.*	505	16,933
Alliance HealthCare Services, Inc.*	751	16,927
Viad Corp.	626	16,889
Central Garden and Pet Co. — Class A*	1,855	16,881
Cardiovascular Systems, Inc.*	495	16,875
Thoratec Corp.*	470	16,868
TESARO, Inc.*	418	16,816
Hyperion Therapeutics, Inc.*	664	16,799
Sucampo Pharmaceuticals, Inc. — Class A*	1,114	16,777
Genesis Healthcare, Inc. — Class A*	2,006	16,649
Ardelyx, Inc.*	616	16,638
Rent-A-Center, Inc.	484	16,592
Retrophin, Inc.*	1,292	16,589
Insys Therapeutics, Inc.*	347	16,580
Chimerix, Inc.*	413	16,565
Albany Molecular Research, Inc.*	1,012	16,526
PAREXEL International Corp.*	271	16,520
Achillion Pharmaceuticals, Inc.*	1,112	16,513
Aegerion Pharmaceuticals, Inc.*	711	16,509
AcelRx Pharmaceuticals, Inc.*,1	2,463	16,502
Epizyme, Inc.*	861	16,480
Arena Pharmaceuticals, Inc.*	3,799	16,374
Liberty Tax, Inc.*	454	16,344
Care.com, Inc.*,1	2,048	16,323
PTC Therapeutics, Inc.*	297	16,308
ARC Document Solutions, Inc.*	1,776	16,286
IGI Laboratories, Inc.*	1,635	16,284
Immune Design Corp.*	649	16,283
Akorn, Inc.*	382	16,266
Cara Therapeutics, Inc.*	1,506	16,250
TherapeuticsMD, Inc.*	4,000	16,240
Insmed, Inc.*	1,049	16,218
Ironwood Pharmaceuticals, Inc. — Class A*	1,040	16,203
CONMED Corp.	340	16,198
AtriCure, Inc.*	816	16,189
Monro Muffler Brake, Inc.	283	16,171
Matthews International Corp. — Class A	349	16,169
Amsurg Corp. — Class A*	293	16,168
DexCom, Inc.*	270	16,141
CryoLife, Inc.	1,433	16,136
Dyax Corp.*	1,067	16,122
Healthways, Inc.*	779	16,063
Accuray, Inc.*	2,179	16,059
Cerus Corp.*	3,004	16,041
Revlon, Inc. — Class A*	489	16,011
Zeltiq Aesthetics, Inc.*	497	16,008
Relypsa, Inc.*	455	15,984
Veracyte, Inc.*	1,972	15,973
Cenveo, Inc.*,1	8,105	15,967
Lannett Company, Inc.*	336	15,936
PRA Health Sciences, Inc.*	608	15,887
Ligand Pharmaceuticals, Inc. — Class B*	279	15,881
Integra LifeSciences Holdings Corp.*	285	15,880
NewLink Genetics Corp.*	434	15,880
XenoPort, Inc.*	1,902	15,844
Intrexon Corp.*	550	15,791
MacroGenics, Inc.*	499	15,778
ServiceSource International, Inc.*	4,705	15,762
Ascent Capital Group, Inc. — Class A*	372	15,739

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Non-cyclical - 24.7% (continued)
NeoStem, Inc.*,1	4,446	$15,739
KYTHERA Biopharmaceuticals, Inc.*	423	15,736
AMAG Pharmaceuticals, Inc.*	356	15,732
Raptor Pharmaceutical Corp.*	1,740	15,730
Alder Biopharmaceuticals, Inc.*	579	15,679
Natus Medical, Inc.*	417	15,679
Tumi Holdings, Inc.*	691	15,665
Tandem Diabetes Care, Inc.*,1	1,272	15,633
Acorda Therapeutics, Inc.*	376	15,623
Puma Biotechnology, Inc.*	74	15,620
Abaxis, Inc.	254	15,616
Medicines Co.*	544	15,596
Intersect ENT, Inc.*	740	15,592
Omeros Corp.*	700	15,568
Flexion Therapeutics, Inc.*	756	15,566
Exact Sciences Corp.*,1	572	15,564
American Public Education, Inc.*	463	15,543
Agios Pharmaceuticals, Inc.*	134	15,533
Emergent Biosolutions, Inc.*	554	15,529
Providence Service Corp.*	398	15,522
Bluebird Bio, Inc.*	167	15,516
Grand Canyon Education, Inc.*	353	15,468
Oxford Immunotec Global plc*	1,315	15,464
Arrowhead Research Corp.*,1	2,450	15,460
Amphastar Pharmaceuticals, Inc.*	1,273	15,441
Navidea Biopharmaceuticals, Inc.*	9,574	15,414
Strayer Education, Inc.*	230	15,410
Sage Therapeutics, Inc.*	381	15,389
Haemonetics Corp.*	388	15,365
Sequenom, Inc.*,1	4,175	15,364
Anika Therapeutics, Inc.*	392	15,359
CSS Industries, Inc.	564	15,341
LDR Holding Corp.*	458	15,329
Capella Education Co.	225	15,298
Galena Biopharma, Inc.*	9,385	15,298
AMN Healthcare Services, Inc.*	811	15,263
Universal American Corp.*	1,688	15,242
NxStage Medical, Inc.*	852	15,242
Meridian Bioscience, Inc.	881	15,241
GenMark Diagnostics, Inc.*	1,183	15,237
ARIAD Pharmaceuticals, Inc.*	2,362	15,235
Lexicon Pharmaceuticals, Inc.*	16,734	15,228
Performant Financial Corp.*	3,066	15,207
Enanta Pharmaceuticals, Inc.*	350	15,204
Genomic Health, Inc.*	471	15,204
Amedisys, Inc.*	539	15,189
Pain Therapeutics, Inc.*	7,680	15,130
Masimo Corp.*	592	15,108
Loxo Oncology, Inc.*	1,179	15,079
Derma Sciences, Inc.*	1,753	15,076
Franklin Covey Co.*	834	15,070
Repros Therapeutics, Inc.*	1,749	15,041
Prestige Brands Holdings, Inc.*	439	15,040
Acceleron Pharma, Inc.*	381	15,038
SurModics, Inc.*	656	15,036
BioSpecifics Technologies Corp.*	382	15,028
Geron Corp.*	4,723	15,019
Career Education Corp.*	2,688	14,999
NutriSystem, Inc.	840	14,969
Inter Parfums, Inc.	595	14,964
ICU Medical, Inc.*	179	14,961
Cynosure, Inc. — Class A*	495	14,959
AngioDynamics, Inc.*	777	14,953
Orthofix International N.V.*	490	14,945
Portola Pharmaceuticals, Inc.*	524	14,897
BioDelivery Sciences International, Inc.*	1,135	14,869
Owens & Minor, Inc.	433	14,822
Greatbatch, Inc.*	305	14,811
Magellan Health, Inc.*	246	14,790
Surgical Care Affiliates, Inc.*	458	14,771
Almost Family, Inc.*	486	14,755
National Healthcare Corp.	234	14,735
NuVasive, Inc.*	318	14,730
Molina Healthcare, Inc.*	289	14,713
Synergy Pharmaceuticals, Inc.*,1	5,056	14,713
Kindred Healthcare, Inc.	797	14,713
LHC Group, Inc.*	495	14,711
Gentiva Health Services, Inc.*	757	14,701
Organovo Holdings, Inc.*,1	2,283	14,680
STERIS Corp.	225	14,675
Cyberonics, Inc.*	264	14,670
Cytori Therapeutics, Inc.*,1	30,559	14,668
Hanger, Inc.*	679	14,653
Luminex Corp.*	830	14,650
ANI Pharmaceuticals, Inc.*	261	14,608
ZS Pharma, Inc.*	325	14,602
FibroGen, Inc.*	494	14,588
Stemline Therapeutics, Inc.*	940	14,551
ACADIA Pharmaceuticals, Inc.*	478	14,546
Air Methods Corp.*	350	14,543
Nektar Therapeutics*	993	14,538
Vascular Solutions, Inc.*	533	14,530
OraSure Technologies, Inc.*	1,578	14,502
Addus HomeCare Corp.*	652	14,461
Triple-S Management Corp. — Class B*	600	14,448
Spectrum Pharmaceuticals, Inc.*	2,064	14,448
Globus Medical, Inc. — Class A*	612	14,431
Neogen Corp.*	313	14,429
Sunesis Pharmaceuticals, Inc.*	6,111	14,422
Utah Medical Products, Inc.	254	14,399
ITT Educational Services, Inc.*,1	1,978	14,380
Atara Biotherapeutics, Inc.*	590	14,372
Endologix, Inc.*	1,031	14,362
Inovio Pharmaceuticals, Inc.*	1,721	14,353
Eleven Biotherapeutics, Inc.*	1,236	14,338
Aerie Pharmaceuticals, Inc.*	512	14,316
NanoViricides, Inc.*,1	5,502	14,305
Bridgepoint Education, Inc.*	1,449	14,302
LifeLock, Inc.*	963	14,301
CTI BioPharma Corp.*	6,497	14,293
BioCryst Pharmaceuticals, Inc.*	1,404	14,293
PDL BioPharma, Inc.	1,960	14,288
Analogic Corp.	175	14,268
Alimera Sciences, Inc.*	2,625	14,254
Sagent Pharmaceuticals, Inc.*	554	14,221
National Research Corp. — Class A	1,026	14,210
Antares Pharma, Inc.*	6,059	14,178

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Non-cyclical - 24.7% (continued)
Neff Corp. — Class A*	1,531	$14,177
Incorporated Research Holdings, Inc. — Class A*	608	14,166
Spectranetics Corp.*	433	14,163
Sientra, Inc.*	939	14,123
Atrion Corp.	42	14,070
Symmetry Surgical, Inc.*	1,954	14,069
Momenta Pharmaceuticals, Inc.*	1,306	14,066
Revance Therapeutics, Inc.*	873	14,055
BioTelemetry, Inc.*	1,421	14,039
Achaogen, Inc.*	1,199	14,028
Rigel Pharmaceuticals, Inc.*	6,773	14,020
Supernus Pharmaceuticals, Inc.*	1,647	14,000
Cantel Medical Corp.	345	13,997
WellCare Health Plans, Inc.*	192	13,987
Acadia Healthcare Company, Inc.*	242	13,975
BioScrip, Inc.*	2,430	13,973
HMS Holdings Corp.*	706	13,968
Ensign Group, Inc.	336	13,944
Kindred Biosciences, Inc.*	2,203	13,901
ExamWorks Group, Inc.*	376	13,896
CorVel Corp.*	421	13,868
Catalent, Inc.*	502	13,865
Cambrex Corp.*	615	13,794
Receptos, Inc.*	125	13,771
US Physical Therapy, Inc.	355	13,770
Infinity Pharmaceuticals, Inc.*	891	13,757
Actinium Pharmaceuticals, Inc.*	2,551	13,750
Sarepta Therapeutics, Inc.*,1	1,139	13,668
Cross Country Healthcare, Inc.*	1,332	13,626
SFX Entertainment, Inc.*	4,138	13,614
Ohr Pharmaceutical, Inc.*	1,811	13,601
Universal Technical Institute, Inc.	1,662	13,579
Exactech, Inc.*	653	13,576
West Pharmaceutical Services, Inc.	275	13,560
Chemed Corp.	134	13,553
K2M Group Holdings, Inc.*	716	13,532
Corcept Therapeutics, Inc.*	4,647	13,523
Peregrine Pharmaceuticals, Inc.*	10,559	13,516
Merit Medical Systems, Inc.*	881	13,506
Phibro Animal Health Corp. — Class A	494	13,501
Cellular Dynamics International, Inc.*	2,654	13,456
Merrimack Pharmaceuticals, Inc.*	1,425	13,438
Tornier N.V.*	554	13,390
Select Medical Holdings Corp.	990	13,385
Akebia Therapeutics, Inc.*	1,302	13,372
Quidel Corp.*	566	13,324
NanoString Technologies, Inc.*	1,059	13,301
Versartis, Inc.*	749	13,280
RTI Surgical, Inc.*	2,967	13,233
RadNet, Inc.*	1,672	13,192
Team Health Holdings, Inc.*	254	13,132
HealthEquity, Inc.*	632	13,127
IPC Healthcare, Inc.*	325	13,117
Invacare Corp.	893	13,082
Galectin Therapeutics, Inc.*,1	4,045	13,025
Elizabeth Arden, Inc.*	880	13,006
Vital Therapies, Inc.*	657	12,969
SciClone Pharmaceuticals, Inc.*	1,757	12,967
Pernix Therapeutics Holdings, Inc.*	1,560	12,964
Oncothyreon, Inc.*	8,159	12,891
Wright Medical Group, Inc.*	528	12,888
Keryx Biopharmaceuticals, Inc.*,1	1,058	12,865
Synta Pharmaceuticals Corp.*	5,398	12,847
Vanda Pharmaceuticals, Inc.*	1,154	12,844
Tokai Pharmaceuticals, Inc.*	1,046	12,824
Sangamo BioSciences, Inc.*	1,002	12,816
Verastem, Inc.*	1,751	12,782
Orexigen Therapeutics, Inc.*,1	2,428	12,747
Endocyte, Inc.*	2,443	12,655
Bio-Path Holdings, Inc.*	5,565	12,577
Heron Therapeutics, Inc.*	1,585	12,522
Theravance, Inc.	1,108	12,487
AAC Holdings, Inc.*	489	12,479
XOMA Corp.*	3,460	12,318
Progenics Pharmaceuticals, Inc.*	2,054	12,283
Karyopharm Therapeutics, Inc.*	462	12,257
Adeptus Health, Inc. — Class A*	389	12,234
VIVUS, Inc.*,1	4,662	12,214
TG Therapeutics, Inc.*	856	12,189
Landauer, Inc.	423	11,831
Dermira, Inc.*	683	11,509
Five Star Quality Care, Inc.*	3,257	11,334
Avalanche Biotechnologies, Inc.*	283	11,229
ImmunoGen, Inc.*	1,460	11,140
Enzo Biochem, Inc.*	3,503	11,034
MiMedx Group, Inc.*	1,349	11,001
POZEN, Inc.*	1,590	10,987
Calithera Biosciences, Inc.*	545	10,840
Global Cash Access Holdings, Inc.*	1,639	10,834
TriVascular Technologies, Inc.*	1,106	10,817
Vitae Pharmaceuticals, Inc.*	723	10,534
Otonomy, Inc.*	359	10,483
Xoom Corp.*	692	10,207
MoneyGram International, Inc.*	1,180	10,054
Weight Watchers International, Inc.*	606	10,035
Insulet Corp.*	338	9,934
LendingTree, Inc.*	240	9,883
WEX, Inc.*	106	9,757
Heartland Payment Systems, Inc.	195	9,705
STAAR Surgical Co.*	1,559	9,354
EVERTEC, Inc.	466	9,348
Cardtronics, Inc.*	273	9,176
Second Sight Medical Products, Inc.*,1	1,043	9,158
Tejon Ranch Co.*	355	8,740
Endo International plc*	107	8,508
Euronet Worldwide, Inc.*	184	8,352
Green Dot Corp. — Class A*	466	7,107
Total Consumer, Non-cyclical		10,654,234
Industrial - 13.2%
Hornbeck Offshore Services, Inc.*	2,446	54,302
Era Group, Inc.*	2,405	54,161
NN, Inc.	2,230	51,401
Griffon Corp.	3,312	48,653
Handy & Harman Ltd.*	1,066	48,110

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 13.2% (continued)
Boise Cascade Co.*	1,164	$47,072
Nordic American Offshore Ltd.[1]	4,161	46,811
Advanced Drainage Systems, Inc.	1,866	46,407
LSI Industries, Inc.	6,166	45,258
PowerSecure International, Inc.*	4,777	44,904
Berry Plastics Group, Inc.*	1,322	44,710
Masonite International Corp.*	712	44,657
Graphic Packaging Holding Co.	3,051	44,178
Global Brass & Copper Holdings, Inc.	3,348	43,959
Mueller Water Products, Inc. — Class A	4,175	42,710
LSB Industries, Inc.*	1,350	42,174
Belden, Inc.	508	42,133
KapStone Paper and Packaging Corp.	1,405	41,967
Headwaters, Inc.*	2,973	41,860
Tredegar Corp.	1,956	41,839
Comfort Systems USA, Inc.	2,511	41,809
Louisiana-Pacific Corp.*	2,547	41,694
Quanex Building Products Corp.	2,208	41,578
Myers Industries, Inc.	2,488	41,425
Ampco-Pittsburgh Corp.	2,263	41,187
AAON, Inc.	1,888	41,177
Capstone Turbine Corp.*,1	66,300	41,113
Polypore International, Inc.*	914	40,874
Gibraltar Industries, Inc.*	2,696	40,817
Apogee Enterprises, Inc.	943	40,794
Trex Company, Inc.*	959	40,786
Stock Building Supply Holdings, Inc.*	2,604	40,570
Patrick Industries, Inc.*	942	40,506
Chase Corp.	1,127	40,347
PGT, Inc.*	4,657	40,004
LB Foster Co. — Class A	840	39,824
UFP Technologies, Inc.*	1,784	39,748
Ply Gem Holdings, Inc.*	3,153	39,728
Universal Forest Products, Inc.	793	39,698
Continental Building Products, Inc.*	2,361	39,523
Simpson Manufacturing Company, Inc.	1,200	39,168
Insteel Industries, Inc.	1,905	38,900
RTI International Metals, Inc.*	1,721	38,378
AEP Industries, Inc.*	763	38,234
Builders FirstSource, Inc.*	6,436	38,101
Mueller Industries, Inc.	1,212	38,045
Rexnord Corp.*	1,524	37,719
RBC Bearings, Inc.	644	37,378
Nortek, Inc.*	489	37,325
Trinseo S.A.*	2,442	37,241
US Concrete, Inc.*	1,449	36,718
Dynamic Materials Corp.	2,498	35,372
NCI Building Systems, Inc.*	2,277	35,134
Northwest Pipe Co.*	1,442	34,507
Olympic Steel, Inc.	2,424	33,233
Haynes International, Inc.	840	32,701
VSE Corp.	345	24,967
Orbital Sciences Corp.*	849	23,849
Astronics Corp.*	420	23,389
USA Truck, Inc.*	838	23,295
Heritage-Crystal Clean, Inc.*	1,812	23,103
Greenbrier Companies, Inc.	439	22,797
Mistras Group, Inc.*	1,124	22,592
TASER International, Inc.*	828	22,364
PAM Transportation Services, Inc.*	380	22,002
International Shipholding Corp.	1,283	21,503
Kratos Defense & Security Solutions, Inc.*	4,420	21,481
Celadon Group, Inc.	898	21,399
Hurco Companies, Inc.	600	21,048
Xerium Technologies, Inc.*	1,364	20,991
UTI Worldwide, Inc.*	1,761	20,903
II-VI, Inc.*	1,206	20,732
Badger Meter, Inc.	346	20,713
Smith & Wesson Holding Corp.*	1,681	20,677
Multi-Fineline Electronix, Inc.*	1,589	20,672
Esterline Technologies Corp.*	184	20,625
Manitex International, Inc.*	1,883	20,600
Advanced Energy Industries, Inc.*	853	20,472
DHT Holdings, Inc.	2,757	20,264
GP Strategies Corp.*	605	20,195
Knightsbridge Shipping Ltd.[1]	5,031	20,174
HEICO Corp.	332	20,146
Nordic American Tankers Ltd.	1,987	20,108
Universal Display Corp.*	629	20,040
US Ecology, Inc.	481	19,942
Ardmore Shipping Corp.	1,761	19,935
Air Transport Services Group, Inc.*	2,391	19,917
Federal Signal Corp.	1,302	19,882
Ducommun, Inc.*	765	19,867
Casella Waste Systems, Inc. — Class A*	5,211	19,854
Tutor Perini Corp.*	914	19,843
Navios Maritime Acquisition Corp.	5,949	19,810
Dorian LPG Ltd.*	1,755	19,779
ESCO Technologies, Inc.	549	19,775
Littelfuse, Inc.	200	19,749
American Railcar Industries, Inc.	393	19,728
Control4 Corp.*	1,296	19,673
Matson, Inc.	565	19,634
Furmanite Corp.*	2,672	19,586
Fluidigm Corp.*	508	19,573
AAR Corp.	682	19,546
TAL International Group, Inc.	480	19,512
OSI Systems, Inc.*	277	19,385
EnerSys	332	19,382
Mesa Laboratories, Inc.	254	19,347
Curtiss-Wright Corp.	290	19,294
Lindsay Corp.	223	19,271
GenCorp, Inc.*	1,147	19,270
Moog, Inc. — Class A*	274	19,262
Exponent, Inc.	240	19,234
LMI Aerospace, Inc.*	1,352	19,198
Cubic Corp.	367	19,190
Brady Corp. — Class A	733	19,182
Textainer Group Holdings Ltd.	584	19,161
Frontline Ltd.*,1	8,260	19,081
Argan, Inc.	626	19,037
Navios Maritime Holdings, Inc.	5,240	19,021

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 13.2% (continued)
Kaman Corp.	499	$18,972
Atlas Air Worldwide Holdings, Inc.*	419	18,939
Vishay Precision Group, Inc.*	1,138	18,937
CAI International, Inc.*	903	18,936
Ship Finance International Ltd.	1,362	18,918
Dycom Industries, Inc.*	614	18,917
Barnes Group, Inc.	549	18,858
CLARCOR, Inc.	300	18,759
Heartland Express, Inc.	729	18,728
FARO Technologies, Inc.*	338	18,708
Sturm Ruger & Company, Inc.	463	18,705
EnPro Industries, Inc.	315	18,689
CECO Environmental Corp.	1,361	18,673
Albany International Corp. — Class A	545	18,601
Watts Water Technologies, Inc. — Class A	317	18,586
MasTec, Inc.*	1,002	18,557
Teledyne Technologies, Inc.*	195	18,533
Kadant, Inc.	465	18,479
Gorman-Rupp Co.	648	18,474
MYR Group, Inc.*	738	18,472
Astec Industries, Inc.	518	18,420
Columbus McKinnon Corp.	735	18,412
SIFCO Industries, Inc.	635	18,409
Franklin Electric Company, Inc.	538	18,405
EMCOR Group, Inc.	456	18,404
Proto Labs, Inc.*	285	18,351
XPO Logistics, Inc.*	498	18,321
Sun Hydraulics Corp.	505	18,301
Echo Global Logistics, Inc.*	692	18,269
Briggs & Stratton Corp.	991	18,244
Generac Holdings, Inc.*	416	18,196
Marten Transport Ltd.	888	18,160
Standex International Corp.	258	18,083
Hub Group, Inc. — Class A*	541	18,069
Aerovironment, Inc.*	706	18,067
Tennant Co.	277	18,063
Raven Industries, Inc.	842	18,052
Lydall, Inc.*	653	17,990
GasLog Ltd.	1,028	17,980
Granite Construction, Inc.	526	17,926
Scorpio Tankers, Inc.	2,273	17,889
Alamo Group, Inc.	396	17,840
FreightCar America, Inc.	763	17,808
Itron, Inc.*	478	17,786
AZZ, Inc.	421	17,762
Woodward, Inc.	398	17,755
John Bean Technologies Corp.	588	17,752
Forward Air Corp.	395	17,736
Altra Industrial Motion Corp.	693	17,706
Applied Industrial Technologies, Inc.	437	17,668
Layne Christensen Co.*	2,182	17,652
Methode Electronics, Inc.	488	17,651
Blount International, Inc.*	1,138	17,639
Stoneridge, Inc.*	1,395	17,605
Werner Enterprises, Inc.	617	17,603
Roadrunner Transportation Systems, Inc.*	865	17,577
Quality Distribution, Inc.*	2,102	17,531
National Presto Industries, Inc.	278	17,514
Tetra Tech, Inc.	757	17,434
Rogers Corp.*	236	17,431
Power Solutions International, Inc.*	394	17,423
Orion Marine Group, Inc.*	1,903	17,374
M/A-COM Technology Solutions Holdings, Inc.*	534	17,360
DXP Enterprises, Inc.*	423	17,351
TriMas Corp.*	641	17,301
Teekay Tankers Ltd. — Class A	3,337	17,152
GrafTech International Ltd.*	4,705	17,079
General Finance Corp.*	2,295	17,052
Park-Ohio Holdings Corp.	319	17,044
Coherent, Inc.*	275	17,017
AM Castle & Co.*	2,811	17,007
Global Power Equipment Group, Inc.	1,379	17,003
Safe Bulkers, Inc.	4,717	16,934
Aegion Corp. — Class A*	1,105	16,929
Chart Industries, Inc.*	593	16,901
Harsco Corp.	1,144	16,885
MSA Safety, Inc.	386	16,853
Encore Wire Corp.	549	16,816
Knight Transportation, Inc.	589	16,781
Newport Corp.*	906	16,779
Erickson, Inc.*,1	2,358	16,624
Viasystems Group, Inc.*	1,035	16,570
Twin Disc, Inc.	1,028	16,551
Fabrinet*	1,007	16,444
Hyster-Yale Materials Handling, Inc.	262	16,414
Benchmark Electronics, Inc.*	676	16,379
ArcBest Corp.	439	16,357
Vicor Corp.*	1,516	16,327
Swift Transportation Co. — Class A*	664	16,321
Drew Industries, Inc.*	324	16,291
Universal Truckload Services, Inc.	691	16,280
CIRCOR International, Inc.	327	16,151
General Cable Corp.	1,408	16,108
Powell Industries, Inc.	412	16,072
CUI Global, Inc.*	2,624	16,006
Checkpoint Systems, Inc.*	1,230	15,941
Imprivata, Inc.*	1,186	15,928
TTM Technologies, Inc.*	2,290	15,916
Hillenbrand, Inc.	499	15,674
NVE Corp.	237	15,668
Bel Fuse, Inc. — Class B	662	15,570
Rofin-Sinar Technologies, Inc.*	573	15,425
Plexus Corp.*	407	15,421
Actuant Corp. — Class A	667	15,414
CTS Corp.	961	15,376
American Science & Engineering, Inc.	329	15,266
GSI Group, Inc.*	1,148	15,177
FEI Co.	182	14,964
Saia, Inc.*	355	14,949
Cognex Corp.*	406	14,921
Graham Corp.	721	14,917

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 13.2% (continued)
KEMET Corp.*	3,911	$14,862
Kimball Electronics, Inc.*	1,458	14,842
Park Electrochemical Corp.	681	14,785
Scorpio Bulkers, Inc.*	9,903	14,755
Sanmina Corp.*	696	14,741
Applied Optoelectronics, Inc.*	1,644	14,697
Revolution Lighting Technologies, Inc.*,1	12,860	14,660
Sparton Corp.*	588	13,806
Intevac, Inc.*	2,121	13,787
Electro Scientific Industries, Inc.	2,164	13,568
Energy Recovery, Inc.*	4,068	13,424
YRC Worldwide, Inc.*	821	13,021
Baltic Trading Ltd.	8,015	12,984
Sterling Construction Company, Inc.*	3,319	11,517
Advanced Emissions Solutions, Inc.*	968	10,266
CHC Group Ltd.*	5,072	9,637
Total Industrial		5,703,360
Consumer, Cyclical - 11.1%
Pantry, Inc.*	3,548	130,921
PetMed Express, Inc.[1]	7,442	116,839
Core-Mark Holding Company, Inc.	1,669	111,288
Casey's General Stores, Inc.	1,213	110,747
Freshpet, Inc.*,1	6,041	92,367
Unifi, Inc.*	1,527	49,215
Watsco, Inc.	382	41,584
Installed Building Products, Inc.*	2,262	40,377
Interface, Inc. — Class A	2,544	39,966
Culp, Inc.	1,970	39,577
Dixie Group, Inc.*	4,560	36,845
Beacon Roofing Supply, Inc.*	1,478	35,014
Allegiant Travel Co. — Class A	137	24,833
Tilly's, Inc. — Class A*	1,770	24,320
Wabash National Corp.*	1,842	22,970
JetBlue Airways Corp.*	1,310	21,995
SkyWest, Inc.	1,750	21,963
Pacific Sunwear of California, Inc.*	7,983	21,953
MarineMax, Inc.*	858	21,888
bebe stores, Inc.	5,987	21,433
Republic Airways Holdings, Inc.*	1,555	21,397
Dave & Buster's Entertainment, Inc.*	731	21,010
G&K Services, Inc. — Class A	297	20,820
Isle of Capri Casinos, Inc.*	2,032	20,808
Papa Murphy's Holdings, Inc.*	1,565	20,799
Titan Machinery, Inc.*,1	1,460	20,630
Malibu Boats, Inc. — Class A*	933	20,358
UniFirst Corp.	173	20,090
Miller Industries, Inc.	990	19,997
El Pollo Loco Holdings, Inc.*,1	775	19,941
Knoll, Inc.	973	19,937
Spartan Motors, Inc.	3,822	19,913
Remy International, Inc.	935	19,887
HNI Corp.	394	19,405
Jamba, Inc.*	1,180	19,387
Pier 1 Imports, Inc.	1,147	19,280
Virgin America, Inc.*	573	19,218
Kimball International, Inc. — Class B	2,215	19,204
Boyd Gaming Corp.*	1,470	19,198
United Stationers, Inc.	476	19,188
Accuride Corp.*	4,319	19,004
Skullcandy, Inc.*	1,895	18,988
NACCO Industries, Inc. — Class A	343	18,882
Potbelly Corp.*	1,331	18,674
Famous Dave's of America, Inc.*	616	18,646
Penn National Gaming, Inc.*	1,238	18,533
Steelcase, Inc. — Class A	1,095	18,484
Papa John's International, Inc.	290	18,403
AMC Entertainment Holdings, Inc. — Class A	653	18,363
Haverty Furniture Companies, Inc.	750	18,323
Herman Miller, Inc.	629	18,272
Mobile Mini, Inc.	503	18,259
Biglari Holdings, Inc.*	44	18,215
American Axle & Manufacturing Holdings, Inc.*	744	18,117
Sonic Corp.	598	18,101
Douglas Dynamics, Inc.	896	18,090
Wesco Aircraft Holdings, Inc.*	1,384	18,047
Modine Manufacturing Co.*	1,480	18,041
Interval Leisure Group, Inc.	780	18,002
Brunswick Corp.	331	17,967
Marcus Corp.	952	17,954
Denny's Corp.*	1,648	17,930
Bob Evans Farms, Inc.	318	17,926
Cooper Tire & Rubber Co.	513	17,847
Ryland Group, Inc.	443	17,786
Callaway Golf Co.	2,174	17,740
Chuy's Holdings, Inc.*	830	17,737
Skechers U.S.A., Inc. — Class A*	293	17,682
Select Comfort Corp.*	592	17,665
Norcraft Companies, Inc.*	856	17,651
Conn's, Inc.*	1,117	17,581
Monarch Casino & Resort, Inc.*	1,016	17,577
Carmike Cinemas, Inc.*	635	17,570
Jack in the Box, Inc.	207	17,552
Meritage Homes Corp.*	482	17,550
Escalade, Inc.	1,147	17,481
Houston Wire & Cable Co.	1,576	17,446
Ruth's Hospitality Group, Inc.	1,200	17,424
Carrols Restaurant Group, Inc.*	2,186	17,401
DineEquity, Inc.	163	17,400
Rentrak Corp.*	226	17,386
Steven Madden Ltd.*	506	17,376
Red Robin Gourmet Burgers, Inc.*	224	17,360
Libbey, Inc.	530	17,336
Marriott Vacations Worldwide Corp.	226	17,289
Men's Wearhouse, Inc.	372	17,287
Nautilus, Inc.*	1,210	17,231
Bloomin' Brands, Inc.*	697	17,226
American Woodmark Corp.*	418	17,192
Marine Products Corp.	2,376	17,178
Diamond Resorts International, Inc.*	605	17,170
Titan International, Inc.	1,920	17,165

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 11.1% (continued)
Arctic Cat, Inc.	510	$17,146
Children's Place, Inc.	286	17,146
Cheesecake Factory, Inc.	326	17,118
America's Car-Mart, Inc.*	322	17,102
Johnson Outdoors, Inc. — Class A	570	17,100
Aeropostale, Inc.*	6,993	17,063
Burlington Stores, Inc.*	342	17,062
Gentherm, Inc.*	463	17,029
National CineMedia, Inc.	1,179	16,978
American Eagle Outfitters, Inc.	1,208	16,960
Buffalo Wild Wings, Inc.*	95	16,940
Commercial Vehicle Group, Inc.*	3,061	16,927
Popeyes Louisiana Kitchen, Inc.*	294	16,881
William Lyon Homes — Class A*	883	16,848
La-Z-Boy, Inc.	630	16,815
Fiesta Restaurant Group, Inc.*	283	16,717
Cato Corp. — Class A	394	16,706
Universal Electronics, Inc.*	262	16,700
Rush Enterprises, Inc. — Class A*	596	16,688
Pinnacle Entertainment, Inc.*	789	16,687
Barnes & Noble, Inc.*	710	16,678
Fred's, Inc. — Class A	1,004	16,667
Systemax, Inc.*	1,275	16,665
Daktronics, Inc.	1,346	16,663
Fuel Systems Solutions, Inc.*	1,551	16,658
Christopher & Banks Corp.*	3,187	16,604
Stage Stores, Inc.	830	16,600
HSN, Inc.	214	16,572
Lifetime Brands, Inc.	1,050	16,569
Oxford Industries, Inc.	296	16,558
Tower International, Inc.*	697	16,498
Texas Roadhouse, Inc. — Class A	491	16,493
Dana Holding Corp.	790	16,487
Lumber Liquidators Holdings, Inc.*	261	16,482
Speedway Motorsports, Inc.	739	16,472
Churchill Downs, Inc.	173	16,433
Lithia Motors, Inc. — Class A	194	16,432
Cracker Barrel Old Country Store, Inc.	122	16,410
Zumiez, Inc.*	440	16,407
WCI Communities, Inc.*	849	16,394
TRI Pointe Homes, Inc.*	1,143	16,379
Build-A-Bear Workshop, Inc. — Class A*	793	16,352
Habit Restaurants, Inc. — Class A*	495	16,335
G-III Apparel Group Ltd.*	168	16,330
MWI Veterinary Supply, Inc.*	86	16,312
Standard Motor Products, Inc.	447	16,298
Nathan's Famous, Inc.*	202	16,249
Noodles & Co.*	632	16,242
Mattress Firm Holding Corp.*	281	16,191
New Home Company, Inc.*	1,149	16,189
Steiner Leisure Ltd.*	371	16,183
Scientific Games Corp. — Class A*	1,370	16,180
Pool Corp.	260	16,175
Zoe's Kitchen, Inc.*	522	16,151
Standard Pacific Corp.*	2,297	16,125
Boot Barn Holdings, Inc.*	799	16,124
Sportsman's Warehouse Holdings, Inc.*	2,258	16,100
Hawaiian Holdings, Inc.*	827	16,077
MDC Holdings, Inc.	643	16,075
Life Time Fitness, Inc.*	294	16,073
Destination XL Group, Inc.*	3,161	16,058
Winmark Corp.	197	16,057
Asbury Automotive Group, Inc.*	216	16,029
Century Communities, Inc.*	994	16,003
Buckle, Inc.	315	15,999
Gaiam, Inc. — Class A*	2,180	15,957
Cooper-Standard Holding, Inc.*	305	15,936
PC Connection, Inc.	671	15,936
Weyco Group, Inc.	589	15,915
Krispy Kreme Doughnuts, Inc.*	817	15,907
VOXX International Corp. — Class A*	1,988	15,904
West Marine, Inc.*	1,316	15,792
Bravo Brio Restaurant Group, Inc.*	1,196	15,727
Genesco, Inc.*	220	15,719
Francesca's Holdings Corp.*	990	15,701
Kirkland's, Inc.*	673	15,661
Cavco Industries, Inc.*	213	15,658
Destination Maternity Corp.	1,022	15,647
Tenneco, Inc.*	303	15,580
New York & Company, Inc.*	6,754	15,534
Vail Resorts, Inc.	177	15,534
M/I Homes, Inc.*	750	15,480
Pep Boys-Manny Moe & Jack*	1,836	15,477
Hibbett Sports, Inc.*	329	15,476
Columbia Sportswear Co.	364	15,470
Eros International plc*	824	15,458
Container Store Group, Inc.*	848	15,451
Travelport Worldwide Ltd.	991	15,450
Regis Corp.*	979	15,419
Fox Factory Holding Corp.*	1,015	15,418
Perry Ellis International, Inc.*	644	15,398
Belmond Ltd. — Class A*	1,395	15,331
Superior Industries International, Inc.	840	15,330
International Speedway Corp. — Class A	524	15,243
Office Depot, Inc.*	1,995	15,162
Express, Inc.*	1,159	15,160
Sonic Automotive, Inc. — Class A	615	15,147
Sears Hometown and Outlet Stores, Inc.*	1,334	15,141
Stein Mart, Inc.	1,100	15,136
La Quinta Holdings, Inc.*	744	15,126
Group 1 Automotive, Inc.	188	15,113
Flexsteel Industries, Inc.	507	15,109
ClubCorp Holdings, Inc.	888	15,105
Meritor, Inc.*	1,179	15,091
Wolverine World Wide, Inc.	536	15,088
Guess?, Inc.	800	15,024
Vera Bradley, Inc.*	785	14,970
LGI Homes, Inc.*	1,136	14,961
iRobot Corp.*	474	14,955
BJ's Restaurants, Inc.*	337	14,926
Citi Trends, Inc.*	652	14,924
Morgans Hotel Group Co.*	2,071	14,849

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 11.1% (continued)
Reading International, Inc. — Class A*	1,227	$14,834
DTS, Inc.*	535	14,830
Ignite Restaurant Group, Inc.*	2,168	14,829
Ethan Allen Interiors, Inc.	543	14,780
Quiksilver, Inc.*	7,903	14,779
JAKKS Pacific, Inc.*	2,447	14,731
Dorman Products, Inc.*	322	14,725
Brown Shoe Company, Inc.	518	14,706
Intrawest Resorts Holdings, Inc.*	1,455	14,696
Beazer Homes USA, Inc.*	929	14,678
Iconix Brand Group, Inc.*	441	14,659
ScanSource, Inc.*	424	14,620
Tile Shop Holdings, Inc.*	1,796	14,584
PriceSmart, Inc.	178	14,557
Restoration Hardware Holdings, Inc.*	166	14,530
Vitamin Shoppe, Inc.*	343	14,499
Hovnanian Enterprises, Inc. — Class A*	4,181	14,383
Shoe Carnival, Inc.	612	14,211
Big 5 Sporting Goods Corp.	1,192	14,197
Caesars Entertainment Corp.*,1	1,300	14,157
TiVo, Inc.*	1,349	14,111
Del Frisco's Restaurant Group, Inc.*	708	14,040
Movado Group, Inc.	584	14,034
Federal-Mogul Holdings Corp.*	1,037	14,031
Speed Commerce, Inc.*	5,854	13,933
Vince Holding Corp.*	591	13,859
ANN, Inc.*	418	13,836
Five Below, Inc.*	414	13,794
Outerwall, Inc.	219	13,596
Crocs, Inc.*	1,278	13,547
Finish Line, Inc. — Class A	561	13,240
Sequential Brands Group, Inc.*	1,275	13,196
Winnebago Industries, Inc.	662	13,167
Tuesday Morning Corp.*	739	13,080
Motorcar Parts of America, Inc.*	496	12,956
KB Home	1,036	12,909
H&E Equipment Services, Inc.	712	12,488
Bon-Ton Stores, Inc.[1]	2,211	12,116
Black Diamond, Inc.*	1,868	11,880
Strattec Security Corp.	187	11,781
Ruby Tuesday, Inc.*	1,947	11,721
Empire Resorts, Inc.*	1,984	11,706
hhgregg, Inc.*	2,099	11,524
AV Homes, Inc.*	753	11,287
Cash America International, Inc.	481	10,005
EZCORP, Inc. — Class A*	910	9,382
First Cash Financial Services, Inc.*	185	9,198
UCP, Inc. — Class A*	972	8,748
LeapFrog Enterprises, Inc. — Class A*	3,421	8,142
Total Consumer, Cyclical		4,800,498
Financial - 10.5%
Towne Bank/Portsmouth VA	1,335	19,370
Aircastle Ltd.	960	19,257
Ellie Mae, Inc.*	427	18,891
FRP Holdings, Inc.*	509	18,426
WageWorks, Inc.*	330	18,163
Ashford, Inc.*	115	16,676
Marlin Business Services Corp.	1,017	16,323
Hilltop Holdings, Inc.*	881	15,989
Capital Senior Living Corp.*	598	14,274
Caesars Acquisition Co. — Class A*	1,798	14,078
Trupanion, Inc.*,1	1,869	13,269
Southside Bancshares, Inc.	482	13,158
Meadowbrook Insurance Group, Inc.	1,557	12,923
WisdomTree Investments, Inc.	720	12,542
Universal Insurance Holdings, Inc.	522	12,126
QTS Realty Trust, Inc. — Class A	318	12,087
United Insurance Holdings Corp.	493	12,044
Federated National Holding Co.	409	11,906
Cedar Realty Trust, Inc.	1,484	11,813
Medical Properties Trust, Inc.	765	11,757
Janus Capital Group, Inc.	670	11,752
Aviv REIT, Inc.	298	11,720
EPR Properties	180	11,710
Credit Acceptance Corp.*	74	11,665
CoreSite Realty Corp.	266	11,652
Acadia Realty Trust	322	11,653
Alexander's, Inc.	25	11,596
Acacia Research Corp.	926	11,594
American Assets Trust, Inc.	261	11,583
Sabra Health Care REIT, Inc.	354	11,576
Terreno Realty Corp.	505	11,514
Universal Health Realty Income Trust	214	11,498
CubeSmart	465	11,458
Central Pacific Financial Corp.	545	11,434
Armada Hoffler Properties, Inc.	1,070	11,417
Geo Group, Inc.	262	11,402
LTC Properties, Inc.	243	11,402
BBX Capital Corp. — Class A*	805	11,383
Sovran Self Storage, Inc.	120	11,370
National Health Investors, Inc.	152	11,364
Agree Realty Corp.	327	11,327
Sun Communities, Inc.	167	11,311
DCT Industrial Trust, Inc.	299	11,290
Healthcare Realty Trust, Inc.	374	11,254
Ventas, Inc.	141	11,253
Nicholas Financial, Inc.*	790	11,242
Physicians Realty Trust	637	11,237
Equity One, Inc.	412	11,223
CareTrust REIT, Inc.	831	11,202
PS Business Parks, Inc.	133	11,187
STORE Capital Corp.	486	11,159
DuPont Fabros Technology, Inc.	299	11,141
Retail Opportunity Investments Corp.	630	11,132
Hudson Pacific Properties, Inc.	344	11,129
Kite Realty Group Trust	364	11,124
HCI Group, Inc.	239	11,044
First Industrial Realty Trust, Inc.	508	11,039
MarketAxess Holdings, Inc.	145	11,016
Associated Estates Realty Corp.	442	11,011
Highwoods Properties, Inc.	234	10,998

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.5% (continued)
Monmouth Real Estate Investment Corp.	929	$10,971
Summit Hotel Properties, Inc.	854	10,949
Ramco-Gershenson Properties Trust	558	10,920
Excel Trust, Inc.	777	10,909
Whitestone REIT — Class B	694	10,889
Ambac Financial Group, Inc.*	445	10,880
CorEnergy Infrastructure Trust, Inc.	1,661	10,880
Chatham Lodging Trust	349	10,865
Suffolk Bancorp	472	10,857
CatchMark Timber Trust, Inc. — Class A	943	10,854
Marcus & Millichap, Inc.*	316	10,833
Mack-Cali Realty Corp.	555	10,828
First Potomac Realty Trust	844	10,803
STAG Industrial, Inc.	412	10,794
PennyMac Financial Services, Inc. — Class A*	599	10,794
Franklin Street Properties Corp.	838	10,793
Colony Financial, Inc.	430	10,772
CyrusOne, Inc.	383	10,743
Urstadt Biddle Properties, Inc. — Class A	456	10,716
Kennedy-Wilson Holdings, Inc.	403	10,716
Regional Management Corp.*	737	10,709
Lexington Realty Trust	938	10,703
Fifth Street Asset Management, Inc.	789	10,699
Financial Engines, Inc.	298	10,698
Investment Technology Group, Inc.*	515	10,687
Gramercy Property Trust, Inc.	1,544	10,684
Pennsylvania Real Estate Investment Trust	446	10,673
HomeStreet, Inc.*	604	10,666
KCG Holdings, Inc. — Class A*	870	10,641
Customers Bancorp, Inc.*	541	10,632
CIFC Corp.	1,226	10,629
BofI Holding, Inc.*	126	10,628
Walker & Dunlop, Inc.*	598	10,615
Alexander & Baldwin, Inc.	277	10,598
Ryman Hospitality Properties, Inc.	193	10,596
First American Financial Corp.	311	10,580
Heartland Financial USA, Inc.	383	10,577
Empire State Realty Trust, Inc. — Class A	581	10,574
Inland Real Estate Corp.	929	10,572
Meridian Bancorp, Inc.*	909	10,552
Navigators Group, Inc.*	142	10,539
Washington Real Estate Investment Trust	367	10,537
GFI Group, Inc.	1,876	10,524
Yadkin Financial Corp.*	552	10,521
Atlas Financial Holdings, Inc.*	630	10,521
State Auto Financial Corp.	478	10,516
RLI Corp.	224	10,508
Pebblebrook Hotel Trust	226	10,495
Rexford Industrial Realty, Inc.	655	10,493
Getty Realty Corp.	566	10,488
Sunstone Hotel Investors, Inc.	615	10,486
Anchor BanCorp Wisconsin, Inc.*	313	10,486
Parkway Properties, Inc.	572	10,468
PennyMac Mortgage Investment Trust	465	10,467
One Liberty Properties, Inc.	427	10,466
Ares Commercial Real Estate Corp.	869	10,454
Chambers Street Properties	1,237	10,453
OneBeacon Insurance Group Ltd. — Class A	661	10,450
Saul Centers, Inc.	183	10,447
Kemper Corp.	299	10,438
Strategic Hotels & Resorts, Inc.*	777	10,427
Cohen & Steers, Inc.	247	10,394
Ashford Hospitality Trust, Inc.	987	10,383
Westwood Holdings Group, Inc.	176	10,382
Select Income REIT	417	10,371
Consolidated-Tomoka Land Co.	190	10,365
Donegal Group, Inc. — Class A	648	10,362
Chesapeake Lodging Trust	282	10,355
EastGroup Properties, Inc.	160	10,342
Trade Street Residential, Inc.	1,297	10,324
RLJ Lodging Trust	303	10,323
UMH Properties, Inc.	1,071	10,314
Waterstone Financial, Inc.	813	10,309
Tompkins Financial Corp.	201	10,305
Rouse Properties, Inc.	554	10,299
American Residential Properties, Inc.*	588	10,296
Preferred Bank/Los Angeles CA	394	10,287
Stewart Information Services Corp.	287	10,275
Calamos Asset Management, Inc. — Class A	818	10,266
Camden National Corp.	276	10,256
United Community Financial Corp.	1,897	10,244
Territorial Bancorp, Inc.	471	10,240
Metro Bancorp, Inc.	402	10,235
Peapack Gladstone Financial Corp.	574	10,234
Heritage Insurance Holdings, Inc.*	538	10,227
Charter Financial Corp.	913	10,225
Redwood Trust, Inc.	513	10,224
Safety Insurance Group, Inc.	165	10,222
JG Wentworth Co. — Class A*	1,072	10,216
Sandy Spring Bancorp, Inc.	413	10,213
iStar Financial, Inc.*	782	10,197
MainSource Financial Group, Inc.	531	10,195
Ashford Hospitality Prime, Inc.	594	10,193
OFG Bancorp	633	10,191
Platinum Underwriters Holdings Ltd.	138	10,188
Palmetto Bancshares, Inc.	622	10,163
Investors Bancorp, Inc.	923	10,162
LaSalle Hotel Properties	251	10,155
AG Mortgage Investment Trust, Inc.	552	10,151
Apollo Commercial Real Estate Finance, Inc.	614	10,149
International. FCStone, Inc.*	526	10,141
CU Bancorp*	499	10,140
First BanCorp*	1,845	10,129

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.5% (continued)
ConnectOne Bancorp, Inc.	550	$10,120
First Financial Northwest, Inc.	844	10,120
MidWestOne Financial Group, Inc.	361	10,115
West Bancorporation, Inc.	618	10,110
Northfield Bancorp, Inc.	702	10,108
Government Properties Income Trust	443	10,100
Stonegate Bank	363	10,088
Clifton Bancorp, Inc.	760	10,078
Gladstone Commercial Corp.	579	10,075
Blue Hills Bancorp, Inc.*	758	10,074
Brookline Bancorp, Inc.	1,048	10,061
Argo Group International Holdings Ltd.	188	10,056
Federal Agricultural Mortgage Corp. — Class C	365	10,056
HFF, Inc. — Class A	296	10,055
First Community Bancshares, Inc.	640	10,042
Macatawa Bank Corp.	1,905	10,039
Dynex Capital, Inc.	1,199	10,036
ServisFirst Bancshares, Inc.	330	10,032
Arlington Asset Investment Corp. — Class A	378	10,028
Employers Holdings, Inc.	482	10,026
Invesco Mortgage Capital, Inc.	653	10,017
Nelnet, Inc. — Class A	229	10,016
Apollo Residential Mortgage, Inc.	640	10,016
Montpelier Re Holdings Ltd.	285	10,012
OceanFirst Financial Corp.	618	10,012
New Residential Investment Corp.	785	10,009
First Merchants Corp.	458	10,003
Heritage Oaks Bancorp	1,302	9,999
AmREIT, Inc.	376	9,994
Penns Woods Bancorp, Inc.	225	9,992
Bank Mutual Corp.	1,568	9,988
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	729	9,987
Phoenix Companies, Inc.*	161	9,987
United Community Banks, Inc.	570	9,981
Capitol Federal Financial, Inc.	801	9,980
United Fire Group, Inc.	357	9,975
Investors Real Estate Trust	1,209	9,974
AMERISAFE, Inc.	245	9,972
Great Southern Bancorp, Inc.	276	9,969
Centerstate Banks, Inc.	905	9,964
Sierra Bancorp	629	9,963
RAIT Financial Trust	1,413	9,962
Maiden Holdings Ltd.	796	9,950
HomeTrust Bancshares, Inc.*	644	9,950
Cousins Properties, Inc.	901	9,947
Selective Insurance Group, Inc.	385	9,941
Independent Bank Corp.	807	9,926
Chemical Financial Corp.	350	9,926
Anworth Mortgage Asset Corp.	1,912	9,923
RE/MAX Holdings, Inc. — Class A	298	9,917
Bryn Mawr Bank Corp.	340	9,911
Fidelity Southern Corp.	648	9,908
National Bankshares, Inc.	339	9,906
EMC Insurance Group, Inc.	307	9,904
Ames National Corp.	412	9,900
Northwest Bancshares, Inc.	839	9,900
Citizens & Northern Corp.	512	9,897
Cathay General Bancorp	414	9,889
Fox Chase Bancorp, Inc.	609	9,890
Diamond Hill Investment Group, Inc.	76	9,885
Provident Financial Services, Inc.	569	9,878
Heritage Commerce Corp.	1,180	9,865
Enterprise Financial Services Corp.	516	9,861
BankFinancial Corp.	871	9,851
CNO Financial Group, Inc.	634	9,840
Webster Financial Corp.	322	9,831
Education Realty Trust, Inc.	284	9,826
Hallmark Financial Services, Inc.*	890	9,826
Capital City Bank Group, Inc.	655	9,825
Wintrust Financial Corp.	226	9,823
Essent Group Ltd.*	420	9,824
Beneficial Bancorp, Inc.*	910	9,819
Ladenburg Thalmann Financial Services, Inc.*	2,577	9,818
Hampton Roads Bankshares, Inc.*	6,060	9,817
New York Mortgage Trust, Inc.	1,268	9,814
Evercore Partners, Inc. — Class A	205	9,813
Banner Corp.	243	9,812
Potlatch Corp.	246	9,806
PrivateBancorp, Inc. — Class A	323	9,800
GAMCO Investors, Inc. — Class A	120	9,798
Bridge Bancorp, Inc.	397	9,798
Susquehanna Bancshares, Inc.	776	9,785
Eagle Bancorp, Inc.*	286	9,781
New York REIT, Inc.	937	9,773
Western Alliance Bancorporation*	380	9,770
FelCor Lodging Trust, Inc.	976	9,770
American Capital Mortgage Investment Corp.	524	9,767
First Citizens BancShares, Inc. — Class A	40	9,762
Seacoast Banking Corporation of Florida*	771	9,761
First Business Financial Services, Inc.	223	9,761
Sterling Bancorp	740	9,753
Talmer Bancorp, Inc. — Class A	721	9,748
BNC Bancorp	610	9,748
Park Sterling Corp.	1,454	9,742
Washington Trust Bancorp, Inc.	266	9,741
Greenlight Capital Re Ltd. — Class A*	310	9,737
Berkshire Hills Bancorp, Inc.	391	9,736
Century Bancorp, Inc. — Class A	251	9,734
Stock Yards Bancorp, Inc.	316	9,733
S&T Bancorp, Inc.	354	9,731
MGIC Investment Corp.*	1,142	9,729
Hatteras Financial Corp.	535	9,726
CYS Investments, Inc.	1,100	9,724
Silver Bay Realty Trust Corp.	624	9,722
Horace Mann Educators Corp.	319	9,720
FBL Financial Group, Inc. — Class A	186	9,707
Meta Financial Group, Inc.	290	9,706
World Acceptance Corp.*	132	9,695

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.5% (continued)
Arrow Financial Corp.	379	$9,691
Bank of Kentucky Financial Corp.	218	9,688
Republic Bancorp, Inc. — Class A	425	9,686
Primerica, Inc.	195	9,680
DiamondRock Hospitality Co.	666	9,677
Radian Group, Inc.	614	9,677
Square 1 Financial, Inc. — Class A*	416	9,676
WSFS Financial Corp.	131	9,676
BBCN Bancorp, Inc.	747	9,674
Silvercrest Asset Management Group, Inc. — Class A	686	9,673
United Bankshares, Inc.	286	9,670
Home BancShares, Inc.	326	9,656
Great Western Bancorp, Inc.	478	9,656
Cascade Bancorp*	2,088	9,647
Resource Capital Corp.	1,996	9,641
Capstead Mortgage Corp.	802	9,640
NewStar Financial, Inc.*	912	9,640
National Penn Bancshares, Inc.	993	9,632
Hanmi Financial Corp.	485	9,632
Opus Bank	369	9,631
First Financial Corp.	297	9,626
First Defiance Financial Corp.	316	9,625
National General Holdings Corp.	535	9,614
OM Asset Management plc*	634	9,611
First Busey Corp.	1,560	9,610
Lakeland Bancorp, Inc.	890	9,603
Astoria Financial Corp.	785	9,601
CVB Financial Corp.	657	9,599
Trico Bancshares	411	9,597
Pinnacle Financial Partners, Inc.	267	9,596
Kansas City Life Insurance Co.	211	9,594
Banc of California, Inc.	936	9,594
Crawford & Co. — Class B	1,026	9,593
Gain Capital Holdings, Inc.	1,176	9,584
Cardinal Financial Corp.	538	9,582
EverBank Financial Corp.	549	9,580
Univest Corporation of Pennsylvania	517	9,575
Hudson Valley Holding Corp.	388	9,572
Valley National Bancorp	1,054	9,570
Park National Corp.	119	9,569
TrustCo Bank Corp. NY	1,488	9,568
First Bancorp	576	9,562
Infinity Property & Casualty Corp.	136	9,557
Campus Crest Communities, Inc.	1,387	9,556
State Bank Financial Corp.	523	9,550
German American Bancorp, Inc.	341	9,548
Wilshire Bancorp, Inc.	1,049	9,546
National Western Life Insurance Co. — Class A	40	9,536
Flagstar Bancorp, Inc.*	671	9,535
First Bancorp, Inc.	575	9,534
FNB Corp.	794	9,528
CommunityOne Bancorp*	976	9,526
City Holding Co.	225	9,524
Oritani Financial Corp.	675	9,524
Old National Bancorp	710	9,521
Mercantile Bank Corp.	501	9,519
Capital Bank Financial Corp. — Class A*	389	9,499
1st Source Corp.	319	9,484
Stifel Financial Corp.*	201	9,477
Dime Community Bancshares, Inc.	642	9,476
Symetra Financial Corp.	466	9,464
Columbia Banking System, Inc.	372	9,460
Old Line Bancshares, Inc.	655	9,458
Moelis & Co. — Class A	305	9,455
Triumph Bancorp, Inc.*	727	9,451
Citizens, Inc.*	1,309	9,451
NewBridge Bancorp*	1,205	9,447
First Financial Bancorp	571	9,433
Simmons First National Corp. — Class A	252	9,430
Sun Bancorp, Inc.*	515	9,425
Republic First Bancorp, Inc.*	2,747	9,422
Owens Realty Mortgage, Inc.	690	9,419
Bridge Capital Holdings*	431	9,417
Bank of Marin Bancorp	192	9,410
Blackhawk Network Holdings, Inc.*	282	9,408
Merchants Bancshares, Inc.	351	9,396
Piper Jaffray Cos.*	184	9,393
International Bancshares Corp.	417	9,387
Ameris Bancorp	389	9,387
CNB Financial Corp.	552	9,384
First NBC Bank Holding Co.*	303	9,381
Guaranty Bancorp	701	9,379
South State Corp.	157	9,374
Kearny Financial Corp.*	721	9,373
Flushing Financial Corp.	517	9,358
Independent Bank Corp.	247	9,344
Cass Information Systems, Inc.	213	9,334
Pacific Continental Corp.	738	9,328
Peoples Bancorp, Inc.	408	9,323
Umpqua Holdings Corp.	601	9,322
BancorpSouth, Inc.	469	9,310
Starwood Waypoint Residential Trust	384	9,308
FBR & Co.*	415	9,304
First Midwest Bancorp, Inc.	604	9,302
Peoples Financial Services Corp.	206	9,297
LegacyTexas Financial Group, Inc.	469	9,296
Global Indemnity plc — Class A*	354	9,289
Renasant Corp.	355	9,287
Ladder Capital Corp. — Class A*	495	9,286
American National Bankshares, Inc.	431	9,275
Independence Holding Co.	729	9,266
First Connecticut Bancorp, Inc.	628	9,263
Southwest Bancorp, Inc.	606	9,248
American Equity Investment Life Holding Co.	362	9,235
NBT Bancorp, Inc.	401	9,227
BancFirst Corp.	160	9,226
Hersha Hospitality Trust	1,381	9,225
Greenhill & Company, Inc.	250	9,220
Community Bank System, Inc.	274	9,215
St. Joe Co.*	570	9,211
Forestar Group, Inc.*	694	9,209

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.5% (continued)
Trustmark Corp.	431	$9,206
Cowen Group, Inc. — Class A*	2,212	9,202
C1 Financial, Inc.*	548	9,195
Enstar Group Ltd.*	68	9,178
FirstMerit Corp.	560	9,176
ESB Financial Corp.	549	9,174
BGC Partners, Inc. — Class A	1,171	9,169
Pacific Premier Bancorp, Inc.*	617	9,169
First Commonwealth Financial Corp.	1,162	9,168
TriState Capital Holdings, Inc.*	968	9,157
ARMOUR Residential REIT, Inc.	2,763	9,146
Western Asset Mortgage Capital Corp.	677	9,140
Washington Federal, Inc.	460	9,136
Oppenheimer Holdings, Inc. — Class A	462	9,125
Financial Institutions, Inc.	414	9,120
MB Financial, Inc.	321	9,120
Encore Capital Group, Inc.*	245	9,119
Bank of the Ozarks, Inc.	281	9,113
Baldwin & Lyons, Inc. — Class B	394	9,101
Lakeland Financial Corp.	241	9,095
First Interstate BancSystem, Inc. — Class A	380	9,082
First of Long Island Corp.	388	9,044
Heritage Financial Corp.	582	9,033
WesBanco, Inc.	299	9,024
Third Point Reinsurance Ltd.*	682	9,023
Springleaf Holdings, Inc.*	285	9,006
Horizon Bancorp	402	8,997
Hancock Holding Co.	342	8,930
Enterprise Bancorp, Inc.	436	8,916
Altisource Residential Corp.	495	8,915
AmTrust Financial Services, Inc.	176	8,909
United Financial Bancorp, Inc.	716	8,907
IBERIABANK Corp.	163	8,901
UMB Financial Corp.	183	8,879
NMI Holdings, Inc. — Class A*	1,151	8,863
Pzena Investment Management, Inc. — Class A	1,089	8,854
Enova International, Inc.*	458	8,817
Fidelity & Guaranty Life	407	8,795
Westamerica Bancorporation	216	8,787
Community Trust Bancorp, Inc.	278	8,779
CoBiz Financial, Inc.	804	8,764
National Interstate Corp.	338	8,710
Virtus Investment Partners, Inc.	64	8,680
PRA Group, Inc.*	175	8,666
RCS Capital Corp. — Class A1	917	8,647
Union Bankshares Corp.	432	8,640
Boston Private Financial Holdings, Inc.	785	8,635
Bancorp, Inc.*	1,010	8,605
MidSouth Bancorp, Inc.	615	8,573
Prosperity Bancshares, Inc.	187	8,563
Glacier Bancorp, Inc.	384	8,552
First Financial Bankshares, Inc.	343	8,472
Walter Investment Management Corp.*	561	8,454
Green Bancorp, Inc.*	782	8,289
Stonegate Mortgage Corp.*	814	8,189
State National Companies, Inc.	837	8,136
Independent Bank Group, Inc.	258	8,052
Texas Capital Bancshares, Inc.*	191	7,802
Consumer Portfolio Services, Inc.*	1,393	7,801
Manning & Napier, Inc. — Class A	724	7,754
Higher One Holdings, Inc.*	2,336	7,732
Northrim BanCorp, Inc.	367	7,608
Medley Management, Inc. — Class A	721	7,116
Home Loan Servicing Solutions Ltd.	497	5,994
Altisource Portfolio Solutions S.A.*	211	4,279
eHealth, Inc.*	380	3,891
Altisource Asset Management Corp.*	23	3,680
WP GLIMCHER, Inc.	145	2,564
FXCM, Inc. — Class A	615	1,353
Total Financial		4,524,398
Energy - 10.2%
Pattern Energy Group, Inc.	3,223	94,177
Key Energy Services, Inc.*	46,726	78,499
Sanchez Energy Corp.*,1	6,862	76,442
Bonanza Creek Energy, Inc.*	2,868	74,797
Matador Resources Co.*	3,226	69,553
Parsley Energy, Inc. — Class A*	3,966	66,510
PDC Energy, Inc.*	1,441	66,200
Carrizo Oil & Gas, Inc.*	1,462	65,936
Approach Resources, Inc.*,1	10,483	65,727
VAALCO Energy, Inc.*	11,681	64,712
RSP Permian, Inc.*	2,356	63,141
Diamondback Energy, Inc.*	879	60,642
Callon Petroleum Co.*	10,855	59,160
Northern Oil and Gas, Inc.*,1	9,293	58,360
Bill Barrett Corp.*	5,718	58,324
Delek US Holdings, Inc.	1,889	58,276
TerraForm Power, Inc. — Class A	1,787	58,149
Triangle Petroleum Corp.*,1	10,736	56,364
Energy XXI Ltd.[1]	18,870	55,478
Willbros Group, Inc.*	9,813	54,756
Abraxas Petroleum Corp.*	18,445	54,597
Hallador Energy Co.	4,777	54,172
SemGroup Corp. — Class A	802	53,998
Green Plains, Inc.	2,296	53,749
Gastar Exploration, Inc.*	22,403	52,423
Evolution Petroleum Corp.	7,049	51,810
SEACOR Holdings, Inc.*	716	51,516
Synergy Resources Corp.*	4,211	51,501
Clayton Williams Energy, Inc.*	913	51,037
Panhandle Oil and Gas, Inc. — Class A	2,405	50,361
Basic Energy Services, Inc.*	8,547	50,256
Solazyme, Inc.*,1	22,714	50,198
Contango Oil & Gas Co.*	1,669	50,187
Eclipse Resources Corp.*	8,083	50,115
Penn Virginia Corp.*	10,264	50,088
Alon USA Energy, Inc.	4,137	49,975
Trecora Resources*	3,612	49,665

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Energy - 10.2% (continued)
Newpark Resources, Inc.*	5,725	$49,464
Parker Drilling Co.*	18,171	49,243
Western Refining, Inc.	1,322	49,086
Matrix Service Co.*	2,556	49,075
McDermott International, Inc.*	21,806	49,064
Enphase Energy, Inc.*	3,938	48,792
North Atlantic Drilling Ltd.	34,071	48,722
Isramco, Inc.*	363	48,355
Geospace Technologies Corp.*	1,996	47,864
Vivint Solar, Inc.*	6,020	47,799
Jones Energy, Inc. — Class A*	4,668	47,614
Flotek Industries, Inc.*	2,932	47,411
Stone Energy Corp.*	3,365	47,379
REX American Resources Corp.*	851	47,239
Renewable Energy Group, Inc.*	5,385	47,065
Clean Energy Fuels Corp.*,1	11,201	46,708
Natural Gas Services Group, Inc.*	2,311	46,659
Helix Energy Solutions Group, Inc.*	2,447	45,930
Rosetta Resources, Inc.*	2,668	45,543
EXCO Resources, Inc.[1]	22,714	45,201
TETRA Technologies, Inc.*	9,019	44,554
ION Geophysical Corp.*	19,704	44,334
PetroQuest Energy, Inc.*	15,096	44,231
Pacific Ethanol, Inc.*	5,063	43,491
Westmoreland Coal Co.*	1,667	43,475
CARBO Ceramics, Inc.[1]	1,311	42,975
Exterran Holdings, Inc.	1,581	42,861
W&T Offshore, Inc.	8,416	42,585
C&J Energy Services, Inc.*	4,120	42,436
Gulf Island Fabrication, Inc.	2,560	42,419
Pioneer Energy Services Corp.*	10,242	42,402
Forum Energy Technologies, Inc.*	2,727	42,132
Tesco Corp.	4,088	41,861
SunCoke Energy, Inc.	2,715	40,997
Halcon Resources Corp.*,1	27,877	39,028
TransAtlantic Petroleum Ltd.*	9,103	38,779
FutureFuel Corp.	3,378	37,124
FMSA Holdings, Inc.*,1	7,152	37,119
FuelCell Energy, Inc.*,1	30,857	37,028
Comstock Resources, Inc.[1]	8,856	35,778
Cloud Peak Energy, Inc.*	5,242	35,593
Swift Energy Co.*,1	16,464	35,068
Hercules Offshore, Inc.*,1	47,633	34,296
Alpha Natural Resources, Inc.*,1	32,708	34,016
Rex Energy Corp.*,1	9,454	33,467
Magnum Hunter Resources Corp.*,1	15,726	30,508
Goodrich Petroleum Corp.*,1	11,851	29,865
Walter Energy, Inc.[1]	31,250	29,131
Warren Resources, Inc.*	26,810	28,151
Arch Coal, Inc.[1]	28,860	26,762
Plug Power, Inc.*,1	6,929	18,500
Bristow Group, Inc.	322	17,939
Thermon Group Holdings, Inc.*	876	17,914
Primoris Services Corp.	947	17,785
Gulfmark Offshore, Inc. — Class A	879	17,343
PHI, Inc.*	505	17,276
Total Energy		4,384,287
Communications - 9.7%
Vonage Holdings Corp.*	22,980	96,516
General Communication, Inc. — Class A*	6,118	89,811
IDT Corp. — Class B	4,022	85,910
Boingo Wireless, Inc.*	10,106	85,395
FairPoint Communications, Inc.*	5,657	84,629
Cogent Communications Holdings, Inc.	2,277	84,386
West Corp.	2,502	81,815
Spok Holdings, Inc.	4,674	80,019
Shenandoah Telecommunications Co.	2,669	79,296
Lumos Networks Corp.	4,781	76,639
Atlantic Tele-Network, Inc.	1,151	76,461
Hawaiian Telcom Holdco, Inc.*	2,921	76,034
Intelsat S.A.*	4,781	75,300
Gogo, Inc.*,1	5,131	74,579
8x8, Inc.*	9,652	74,416
j2 Global, Inc.	1,293	74,270
Cincinnati Bell, Inc.*	25,233	73,933
Inteliquent, Inc.	4,360	73,335
Iridium Communications, Inc.*	8,197	69,756
Globalstar, Inc.*,1	28,704	69,464
Consolidated Communications Holdings, Inc.	2,939	68,420
ORBCOMM, Inc.*	11,915	66,247
Premiere Global Services, Inc.*	7,446	65,823
RigNet, Inc.*	1,406	48,113
Qorvo, Inc.*	553	40,850
VirnetX Holding Corp.*,1	3,837	20,874
Procera Networks, Inc.*	2,368	20,790
Cyan, Inc.*	7,082	20,609
Preformed Line Products Co.	401	19,171
Harmonic, Inc.*	2,454	18,772
Marketo, Inc.*	543	18,694
Global Eagle Entertainment, Inc.*	1,212	18,659
Internap Corp.*	2,199	18,516
Bazaarvoice, Inc.*	2,211	18,373
ModusLink Global Solutions, Inc.*	5,087	18,364
Infinera Corp.*	1,139	18,361
RetailMeNot, Inc.*	1,173	18,216
TechTarget, Inc.*	1,647	18,198
Orbitz Worldwide, Inc.*	1,968	18,164
Liquidity Services, Inc.*	2,332	18,050
QuinStreet, Inc.*	3,505	17,946
Bankrate, Inc.*	1,432	17,871
Global Sources Ltd.*	3,036	17,700
MDC Partners, Inc. — Class A	738	17,638
Gigamon, Inc.*	957	17,618
Rightside Group Ltd.*	2,230	17,617
Shutterfly, Inc.*	401	17,591
World Wrestling Entertainment, Inc. — Class A1	1,452	17,583
Comtech Telecommunications Corp.	532	17,577
Unwired Planet, Inc.*	17,745	17,514
YuMe, Inc.*	3,234	17,464
Perficient, Inc.*	970	17,460
Alliance Fiber Optic Products, Inc.	1,193	17,275
Time, Inc.	685	17,152

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Communications - 9.7% (continued)
Martha Stewart Living Omnimedia, Inc. — Class A*	3,692	$17,131
EarthLink Holdings Corp.	4,049	17,087
ADTRAN, Inc.	770	17,025
1-800-Flowers.com, Inc. — Class A*	2,145	16,924
Scholastic Corp.	460	16,919
Zix Corp.*	4,771	16,889
Sonus Networks, Inc.*	881	16,806
Wayfair, Inc. — Class A*	859	16,802
ParkerVision, Inc.*,1	16,469	16,798
Endurance International Group Holdings, Inc.*	994	16,709
GrubHub, Inc.*	485	16,699
Telenav, Inc.*	2,576	16,692
Zendesk, Inc.*	689	16,667
Reis, Inc.	740	16,650
Blucora, Inc.*	1,226	16,576
DigitalGlobe, Inc.*	616	16,564
Brightcove, Inc.*	2,313	16,561
Polycom, Inc.*	1,245	16,559
Intralinks Holdings, Inc.*	1,549	16,512
LogMeIn, Inc.*	347	16,500
RealNetworks, Inc.*	2,347	16,499
Ciena Corp.*	890	16,483
Chegg, Inc.*,1	2,485	16,476
Ixia*	1,615	16,376
Calix, Inc.*	1,701	16,330
Entercom Communications Corp. — Class A*	1,411	16,326
KVH Industries, Inc.*	1,345	16,275
Wix.com Ltd.*	822	16,259
FTD Companies, Inc.*	474	16,235
NeuStar, Inc. — Class A*	616	16,195
HealthStream, Inc.*	573	16,193
RingCentral, Inc. — Class A*	1,197	16,160
Saga Communications, Inc. — Class A	397	16,146
Rubicon Project, Inc.*	1,096	16,144
Sapient Corp.*	649	16,134
Q2 Holdings, Inc.*	902	16,128
Harte-Hanks, Inc.	2,216	16,110
EVINE Live, Inc.*	2,562	16,064
Clearfield, Inc.*	1,355	15,962
New Media Investment Group, Inc.	681	15,929
NETGEAR, Inc.*	471	15,906
Townsquare Media, Inc. — Class A*	1,310	15,903
Finisar Corp.*	872	15,818
Nexstar Broadcasting Group, Inc. — Class A	315	15,717
ShoreTel, Inc.*	2,199	15,569
XO Group, Inc.*	947	15,569
Houghton Mifflin Harcourt Co.*	791	15,567
Meredith Corp.	299	15,566
InterDigital, Inc.	311	15,544
Hemisphere Media Group, Inc.*	1,242	15,500
Cinedigm Corp. — Class A*	10,371	15,453
Limelight Networks, Inc.*	5,803	15,436
Dice Holdings, Inc.*	1,866	15,432
NIC, Inc.	938	15,402
comScore, Inc.*	370	15,377
Stamps.com, Inc.*	337	15,357
Comverse, Inc.*	889	15,318
Sinclair Broadcast Group, Inc. — Class A	619	15,315
EW Scripps Co. — Class A*	770	15,192
Sizmek, Inc.*	2,549	15,192
New York Times Co. — Class A	1,202	15,133
Ruckus Wireless, Inc.*	1,427	15,112
ePlus, Inc.*	224	15,107
CalAmp Corp.*	843	15,098
Marchex, Inc. — Class B	3,931	14,977
Journal Communications, Inc. — Class A*	1,487	14,944
WebMD Health Corp. — Class A*	385	14,919
TeleCommunication Systems, Inc. — Class A*	5,271	14,917
Black Box Corp.	706	14,833
ViaSat, Inc.*	263	14,786
Coupons.com, Inc.*	1,027	14,707
Daily Journal Corp.*	78	14,703
Anixter International, Inc.*	195	14,695
Loral Space & Communications, Inc.*	204	14,670
Lionbridge Technologies, Inc.*	2,944	14,661
ReachLocal, Inc.*	4,834	14,647
TrueCar, Inc.*	832	14,627
Central European Media Enterprises Ltd. — Class A*	5,624	14,622
Numerex Corp. — Class A*	1,395	14,620
Textura Corp.*	586	14,615
Cumulus Media, Inc. — Class A*	4,181	14,550
Crown Media Holdings, Inc. — Class A*	4,528	14,490
Gray Television, Inc.*	1,527	14,445
Blue Nile, Inc.*	463	14,390
GTT Communications, Inc.*	1,248	14,364
Salem Communications Corp. — Class A	2,060	14,358
Extreme Networks, Inc.*	4,872	14,324
Trulia, Inc.*	334	14,255
Plantronics, Inc.	311	14,253
Aruba Networks, Inc.*	847	14,043
Vringo, Inc.*,1	26,539	14,036
Millennial Media, Inc.*	10,371	14,001
Web.com Group, Inc.*	914	13,811
Overstock.com, Inc.*	615	13,764
Shutterstock, Inc.*	244	13,735
Rocket Fuel, Inc.*,1	1,070	13,707
Entravision Communications Corp. — Class A	2,219	13,691
VASCO Data Security International, Inc.*,1	635	13,653
Aerohive Networks, Inc.*	3,406	13,522
Tessco Technologies, Inc.	595	13,477
Media General, Inc.*	933	13,342
Covisint Corp.*	5,998	13,316
Ubiquiti Networks, Inc.	502	13,200
Lee Enterprises, Inc.*	4,283	12,635
Marin Software, Inc.*	1,905	12,611
McClatchy Co. — Class A*	4,939	12,397

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Communications - 9.7% (continued)
TubeMogul, Inc.*,1	816	$12,387
Tremor Video, Inc.*,1	5,867	12,321
Angie's List, Inc.*	2,652	12,173
Yodlee, Inc.*	1,303	12,014
Oclaro, Inc.*	8,372	11,972
Borderfree, Inc.*	1,930	11,773
Dex Media, Inc.*	1,729	11,723
AH Belo Corp. — Class A	1,299	11,717
Lands' End, Inc.*	323	11,205
Travelzoo, Inc.*	1,248	10,708
Demand Media, Inc.*	2,581	10,453
Safeguard Scientifics, Inc.*	520	9,532
ChannelAdvisor Corp.*	816	7,736
Total Communications		4,171,338
Technology - 7.3%
inContact, Inc.*	9,544	81,792
Cabot Microelectronics Corp.*	889	43,924
Digital River, Inc.*	954	24,355
Ebix, Inc.[1]	1,000	22,850
PDF Solutions, Inc.*	1,306	21,706
Inphi Corp.*	1,101	21,579
Varonis Systems, Inc.*	642	21,167
ExlService Holdings, Inc.*	717	21,064
MAXIMUS, Inc.	371	20,671
MTS Systems Corp.	275	19,877
Rally Software Development Corp.*	1,676	19,826
Emulex Corp.*	3,127	19,575
Ambarella, Inc.*,1	352	19,469
Mercury Systems, Inc.*	1,228	19,378
Engility Holdings, Inc.*	485	19,352
TeleTech Holdings, Inc.*	868	19,148
Synaptics, Inc.*	249	19,126
Entropic Communications, Inc.*	7,374	19,098
A10 Networks, Inc.*	3,960	19,008
Park City Group, Inc.*,1	1,831	18,987
Digi International, Inc.*	1,983	18,938
Sykes Enterprises, Inc.*	836	18,827
Super Micro Computer, Inc.*	514	18,797
Cirrus Logic, Inc.*	702	18,603
Kopin Corp.*	5,071	18,509
Constant Contact, Inc.*	489	18,494
Convergys Corp.	960	18,394
ManTech International Corp. — Class A	557	18,119
Epiq Systems, Inc.	1,033	18,026
Lattice Semiconductor Corp.*	2,524	17,996
Manhattan Associates, Inc.*	402	17,945
QLogic Corp.*	1,341	17,916
Seachange International, Inc.*	2,531	17,869
Mentor Graphics Corp.	774	17,810
MaxLinear, Inc. — Class A*	2,211	17,799
Proofpoint, Inc.*	355	17,750
Bottomline Technologies de, Inc.*	714	17,686
Take-Two Interactive Software, Inc.*	594	17,654
Spansion, Inc. — Class A*	497	17,623
Silicon Image, Inc.*	2,425	17,606
Envestnet, Inc.*	341	17,551
Carbonite, Inc.*	1,166	17,525
Pericom Semiconductor Corp.	1,197	17,488
SYNNEX Corp.	235	17,435
Monotype Imaging Holdings, Inc.	594	17,428
Immersion Corp.*	1,852	17,428
Aspen Technology, Inc.*	493	17,425
Jive Software, Inc.*	3,016	17,372
Guidance Software, Inc.*	2,648	17,371
ExOne Co.*,1	1,210	17,364
Qualys, Inc.*	456	17,337
Luxoft Holding, Inc.*	444	17,325
Rubicon Technology, Inc.*	4,154	17,281
Tessera Technologies, Inc.	464	17,204
Kofax Ltd.*	2,496	17,198
Infoblox, Inc.*	921	17,195
Brooks Automation, Inc.	1,329	17,157
Synchronoss Technologies, Inc.*	403	17,115
CEVA, Inc.*	933	17,083
Ultimate Software Group, Inc.*	115	17,021
Intersil Corp. — Class A	1,188	17,000
EPAM Systems, Inc.*	347	16,979
Electronics for Imaging, Inc.*	439	16,967
Maxwell Technologies, Inc.*	2,130	16,955
Rudolph Technologies, Inc.*	1,690	16,951
Cypress Semiconductor Corp.	1,150	16,940
HubSpot, Inc.*	502	16,892
Nanometrics, Inc.*	1,086	16,876
MicroStrategy, Inc. — Class A*	104	16,806
Micrel, Inc.	1,193	16,786
Guidewire Software, Inc.*	335	16,784
Photronics, Inc.*	1,994	16,750
Ciber, Inc.*	5,185	16,748
SPS Commerce, Inc.*	282	16,723
Axcelis Technologies, Inc.*	6,929	16,630
NetScout Systems, Inc.*	463	16,622
Audience, Inc.*	4,111	16,608
Globant S.A.*	1,196	16,600
Amber Road, Inc.*	1,741	16,557
Vitesse Semiconductor Corp.*	4,404	16,515
Microsemi Corp.*	592	16,493
SS&C Technologies Holdings, Inc.	298	16,488
Blackbaud, Inc.	377	16,479
AVG Technologies N.V.*	833	16,477
Cray, Inc.*	507	16,472
OmniVision Technologies, Inc.*	609	16,467
Power Integrations, Inc.	318	16,402
iGATE Corp.*	463	16,390
PMC-Sierra, Inc.*	1,852	16,372
Model N, Inc.*	1,530	16,371
MobileIron, Inc.*	1,865	16,356
Diodes, Inc.*	618	16,334
CACI International, Inc. — Class A*	193	16,326
Cavium, Inc.*	277	16,290
Callidus Software, Inc.*	1,089	16,281
Mavenir Systems, Inc.*	1,359	16,267
KEYW Holding Corp.*,1	1,827	16,242
Ultra Clean Holdings, Inc.*	1,844	16,227
InvenSense, Inc. — Class A*,1	1,098	16,217
DSP Group, Inc.*	1,471	16,166
Amkor Technology, Inc.*	2,542	16,142
Demandware, Inc.*	301	16,122

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Technology - 7.3% (continued)
Rambus, Inc.*	1,432	$16,110
CSG Systems International, Inc.	657	16,110
Entegris, Inc.*	1,239	16,107
Monolithic Power Systems, Inc.	339	16,099
Merge Healthcare, Inc.*	4,351	16,099
Syntel, Inc.*	372	16,089
Quality Systems, Inc.	986	16,062
Cohu, Inc.	1,416	16,043
Insight Enterprises, Inc.*	676	16,001
Integrated Silicon Solution, Inc.	994	15,984
Dot Hill Systems Corp.*	3,827	15,959
SciQuest, Inc.*	1,121	15,941
Tyler Technologies, Inc.*	150	15,912
Pegasystems, Inc.	811	15,871
Science Applications International Corp.	325	15,854
MKS Instruments, Inc.	452	15,825
Paycom Software, Inc.*	604	15,807
QuickLogic Corp.*,1	5,543	15,798
Cascade Microtech, Inc.*	1,173	15,789
Dealertrack Technologies, Inc.*	392	15,758
Silicon Laboratories, Inc.*	360	15,754
2U, Inc.*	885	15,744
PROS Holdings, Inc.*	647	15,716
Everyday Health, Inc.*	1,131	15,698
Alpha & Omega Semiconductor Ltd.*	1,785	15,654
BroadSoft, Inc.*	582	15,650
Five9, Inc.*	3,979	15,637
FleetMatics Group plc*	441	15,616
Semtech Corp.*	612	15,582
Benefitfocus, Inc.*	644	15,578
Cornerstone OnDemand, Inc.*	472	15,552
ACI Worldwide, Inc.*	842	15,552
Actua Corp.*	961	15,472
Qlik Technologies, Inc.*	544	15,450
Progress Software Corp.*	615	15,406
Vocera Communications, Inc.*	1,719	15,402
American Software, Inc. — Class A	1,854	15,370
Verint Systems, Inc.*	287	15,320
IXYS Corp.	1,354	15,300
Barracuda Networks, Inc.*	449	15,203
FormFactor, Inc.*	2,005	15,138
Computer Task Group, Inc.	1,871	15,136
Integrated Device Technology, Inc.*	827	15,126
Quantum Corp.*	9,568	15,117
Cvent, Inc.*	603	15,063
Silver Spring Networks, Inc.*	2,118	15,038
Silicon Graphics International Corp.*	1,593	15,022
Acxiom Corp.*	824	14,997
RealD, Inc.*	1,382	14,995
Fairchild Semiconductor International, Inc. — Class A*	974	14,951
Virtusa Corp.*	398	14,909
Tangoe, Inc.*	1,293	14,779
Xcerra Corp.*	1,920	14,746
Interactive Intelligence Group, Inc.*	362	14,683
QAD, Inc. — Class A	757	14,640
Ultratech, Inc.*	918	14,633
MedAssets, Inc.*	787	14,567
Exar Corp.*	1,614	14,558
CommVault Systems, Inc.*	334	14,556
Glu Mobile, Inc.*	4,133	14,507
Applied Micro Circuits Corp.*	2,762	14,501
Eastman Kodak Co.*	804	14,480
Agilysys, Inc.*	1,393	14,459
Advent Software, Inc.	345	14,438
Datalink Corp.*	1,266	14,382
Sapiens International Corporation N.V.*	2,214	14,214
Medidata Solutions, Inc.*	327	14,058
Imperva, Inc.*	336	14,031
Digimarc Corp.	519	14,023
Omnicell, Inc.*	440	14,005
Rosetta Stone, Inc.*	1,544	13,927
Violin Memory, Inc.*,1	3,588	13,778
OPOWER, Inc.*	1,195	13,635
Unisys Corp.*	616	13,509
RealPage, Inc.*	745	13,417
Nimble Storage, Inc.*,1	597	13,391
Veeco Instruments, Inc.*	457	13,331
InnerWorkings, Inc.*	2,460	12,620
LivePerson, Inc.*	1,139	12,187
E2open, Inc.*	2,035	11,986
Computer Programs & Systems, Inc.	241	11,872
Castlight Health, Inc. — Class B*	1,279	11,358
Fair Isaac Corp.	147	10,488
Total Technology		3,130,811
Utilities - 6.8%
Abengoa Yield plc	3,053	100,505
NRG Yield, Inc. — Class A	1,796	94,972
American States Water Co.	2,285	90,577
York Water Co.	3,650	86,396
Avista Corp.	2,313	85,882
UIL Holdings Corp.	1,847	84,962
PNM Resources, Inc.	2,772	84,546
New Jersey Resources Corp.	1,322	84,448
WGL Holdings, Inc.	1,493	84,354
NorthWestern Corp.	1,456	84,099
ALLETE, Inc.	1,482	83,955
ONE Gas, Inc.	1,888	83,431
Empire District Electric Co.	2,736	83,366
IDACORP, Inc.	1,222	82,986
Atlantic Power Corp.	31,260	82,839
Southwest Gas Corp.	1,347	82,787
El Paso Electric Co.	2,057	82,403
Laclede Group, Inc.	1,531	82,307
SJW Corp.	2,430	82,061
Unitil Corp.	2,186	81,669
Portland General Electric Co.	2,049	81,345
California Water Service Group	3,309	81,203
Chesapeake Utilities Corp.	1,660	80,942
Northwest Natural Gas Co.	1,620	80,854
Connecticut Water Service, Inc.	2,247	80,802
MGE Energy, Inc.	1,747	80,187
Otter Tail Corp.	2,589	80,052

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Utilities - 6.8% (continued)
Piedmont Natural Gas Company, Inc.	2,006	$80,019
Middlesex Water Co.	3,596	78,645
Ormat Technologies, Inc.	2,931	78,404
South Jersey Industries, Inc.	1,342	78,172
Cleco Corp.	1,426	77,517
Black Hills Corp.	1,529	76,695
Dynegy, Inc.*	2,727	74,502
EnerNOC, Inc.*	3,441	59,254
Ameresco, Inc. — Class A*	7,049	41,096
PICO Holdings, Inc.*	562	8,986
Total Utilities		2,927,220
Basic Materials - 5.6%
Orchids Paper Products Co.	3,530	96,263
Coeur Mining, Inc.*	8,661	54,564
Ring Energy, Inc.*	5,897	53,781
Hecla Mining Co.	16,221	53,367
Gold Resource Corp.	14,036	49,126
Allied Nevada Gold Corp.*,1	46,696	48,097
Axiall Corp.	1,063	47,037
Olin Corp.	1,866	46,781
Zep, Inc.	2,801	44,872
Innophos Holdings, Inc.	740	44,060
Sensient Technologies Corp.	693	42,273
Clearwater Paper Corp.*	569	42,117
KMG Chemicals, Inc.	2,013	42,112
Rentech, Inc.*	35,026	42,031
Oil-Dri Corporation of America	1,371	41,980
Intrepid Potash, Inc.*	3,129	41,647
US Silica Holdings, Inc.	1,645	41,454
OM Group, Inc.	1,478	41,384
Century Aluminum Co.*	1,781	41,159
Calgon Carbon Corp.*	2,062	40,683
Resolute Forest Products, Inc.*	2,393	40,681
Neenah Paper, Inc.	707	40,568
Kraton Performance Polymers, Inc.*	2,085	40,324
PolyOne Corp.	1,132	40,288
American Vanguard Corp.	3,591	40,147
Minerals Technologies, Inc.	612	39,982
HB Fuller Co.	970	39,916
Stepan Co.	1,038	39,859
Materion Corp.	1,203	39,639
Chemtura Corp.*	1,809	39,418
Wausau Paper Corp.	3,869	39,309
Kaiser Aluminum Corp.	564	39,091
Stillwater Mining Co.*	2,842	38,850
Globe Specialty Metals, Inc.	2,514	38,766
Hawkins, Inc.	999	38,471
United States Lime & Minerals, Inc.	556	38,447
Deltic Timber Corp.	613	38,313
Innospec, Inc.	970	38,286
Schweitzer-Mauduit International, Inc.	981	38,122
PH Glatfelter Co.	1,658	37,918
A. Schulman, Inc.	1,084	37,777
Tronox Ltd. — Class A	1,778	37,587
OMNOVA Solutions, Inc.*	5,475	37,559
Horsehead Holding Corp.*	2,786	37,444
Aceto Corp.	1,906	36,976
Quaker Chemical Corp.	466	36,777
Noranda Aluminum Holding Corp.	12,067	36,563
Landec Corp.*	2,853	36,433
Universal Stainless & Alloy Products, Inc.*	1,620	36,110
Kronos Worldwide, Inc.	3,207	36,015
Ferro Corp.*	3,164	35,215
Shiloh Industries, Inc.*	2,840	34,733
Commercial Metals Co.	2,587	34,718
Worthington Industries, Inc.	1,156	34,599
Balchem Corp.	606	32,100
Koppers Holdings, Inc.	1,707	30,999
Schnitzer Steel Industries, Inc. — Class A	1,796	30,316
AK Steel Holding Corp.*	7,553	28,626
Ryerson Holding Corp.*	3,689	23,425
Molycorp, Inc.*,1	55,325	18,257
Total Basic Materials		2,413,412
Diversified - 0.2%
Horizon Pharma plc*	1,142	18,762
Resource America, Inc. — Class A	1,121	9,854
National Bank Holdings Corp. — Class A	528	9,742
Harbinger Group, Inc.*	769	9,605
Tiptree Financial, Inc. — Class A*	1,316	9,515
FCB Financial Holdings, Inc. — Class A*	411	9,284
Total Diversified		66,762
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	333	9,281
	–	–
Total Common Stocks
(Cost $41,524,883)		42,785,601
RIGHTS†† - 0.0%
Leap Wireless International, Inc.
Expires 03/17/15	3,402	8,573
Providence Service
Expires 03/05/15	15	–
Empire Resorts, Inc.
Expires 03/03/15[1]	336	–
Total Rights
(Cost $8,301)		8,573
SHORT TERM INVESTMENTS† - 0.5%
Federated U.S. Treasury Cash Reserve Fund	235,337	235,337
Total Short Term Investments
(Cost $235,337)		235,337

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 5.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$1,606,435	1,606,435
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	584,158	584,158

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face Amount	Value
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$298,826	$298,826
Total Securities Lending Collateral
(Cost $2,489,419)		2,489,419
Total Investments - 105.6%
(Cost $44,257,940)		$45,518,930
Other Assets & Liabilities, net - (5.6)%		(2,408,719)
Total Net Assets - 100.0%		$43,110,211

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 85.6%
Financial - 33.8%
Commercial International Bank Egypt SAEGDR	56,516	$404,654
Credicorp Ltd.	2,427	349,779
OTP Bank plc	17,772	235,465
Komercni Banka AS	1,105	225,220
Turkiye Garanti Bankasi AS*	23,270	98,432
Bancolombia S.A. ADR	2,006	92,818
Powszechna Kasa Oszczednosci Bank Polski S.A.	9,939	91,981
Bank Central Asia Tbk PT	84,484	89,203
Ayala Land, Inc.	99,700	81,627
Powszechny Zaklad Ubezpieczen S.A.	585	79,546
Itau Unibanco Holding S.A. ADR	5,694	69,011
Bank Rakyat Indonesia Persero Tbk PT	73,700	67,926
Bank Pekao S.A.	1,394	67,228
Akbank TAS*	9,118	66,288
Public Bank BHD	13,200	66,000
Grupo de Inversiones Suramericana S.A.	4,441	64,537
Siam Commercial Bank PCL	11,522	63,190
Bank Mandiri Persero Tbk PT	67,700	58,788
BDO Unibank, Inc.	22,065	57,298
China Construction Bank Corp.*	3,492	55,348
Malayan Banking BHD	22,800	54,800
Industrial & Commercial Bank of China Ltd.*	3,712	52,673
Banco Bradesco S.A. ADR	4,177	52,129
Ayala Corp.	3,080	50,748
National Bank of Greece S.A. ADR*,1	41,615	45,777
Turkiye Is Bankasi — Class C	15,097	44,131
Turkiye Halk Bankasi AS	6,720	43,530
Bank of China Ltd.*	3,047	42,140
Banco de Chile ADR*	629	41,350
SM Prime Holdings Inc.	91,700	38,682
Grupo Financiero Banorte SAB de CV — Class O	7,609	38,657
FirstRand Ltd.	8,454	37,854
Alpha Bank AE — Class B*	102,088	37,325
Banco Santander Chile ADR	1,918	36,519
Bank Zachodni WBK S.A.	388	36,075
Piraeus Bank S.A.*	60,933	35,618
Standard Bank Group Ltd.*	2,699	35,492
Kasikornbank PCL*	1,265	34,598
CIMB Group Holdings BHD	22,800	34,565
Sberbank of Russia ADR	8,902	32,982
Bank of the Philippine Islands*	14,540	32,646
Bank Negara Indonesia Persero Tbk PT	56,100	27,679
Yapi ve Kredi Bankasi AS	13,135	27,410
Eurobank Ergasias S.A.*	217,871	27,044
Sanlam Ltd.*	2,251	26,832
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	19,991	26,309
China Life Insurance Company Ltd. ADR	453	26,020
Turkiye Vakiflar Bankasi Tao — Class D	10,836	25,411
Corporation Financiera Colombiana S.A.	1,639	24,935
mBank	196	24,773
Ping An Insurance Group Company of China Ltd.*	1,169	24,432
Shinhan Financial Group Company Ltd. ADR	593	23,630
China Overseas Land & Investment Ltd.	8,000	23,164
Fibra Uno Administracion S.A. de CV	7,208	21,760
AMMB Holdings BHD	12,500	21,637
Bangkok Bank PCL	3,541	20,610
Krung Thai Bank PCL	29,597	20,527
Cielo S.A.*	1,358	20,058
PICC Property & Casualty Company Ltd. — Class H	10,000	19,604
Corpbanca S.A. ADR	1,173	19,495
Banco Bradesco*	1,538	19,195
Fubon Financial Holding Company Ltd.	11,788	18,814
KB Financial Group, Inc. ADR	553	18,663
Grupo Financiero Inbursa SAB de CV — Class O	7,208	18,606
VTB Bank OJSCGDR	9,475	18,277
Cathay Financial Holding Company Ltd.	12,486	18,028
Agricultural Bank of China Ltd.*	1,478	17,869
Nedbank Group Ltd.	789	17,399
Barclays Africa Group Ltd.	1,009	17,256
Central Pattana PCL	12,414	16,973
BB Seguridade Participacoes S.A.*	1,534	16,829
Hana Financial Group, Inc.	569	16,806
Banco de Credito e Inversiones	396	16,593
Mega Financial Holding Company Ltd.	20,956	16,093
RMB Holdings Ltd.	2,783	15,857
Shin Kong Financial Holding Company Ltd.	56,478	15,771
CTBC Financial Holding Company Ltd.	24,403	15,565
Hong Leong Bank BHD	4,000	15,458
Taiwan Cooperative Financial Holding Company Ltd.	28,000	14,483
Growthpoint Properties Ltd.	5,666	14,273
Taiwan Business Bank*	48,000	13,967
Banco do Brasil S.A.*	1,754	13,523
Shanghai Industrial Holdings Ltd.	4,432	13,119
Redefine Properties Ltd.	13,063	12,804
E.Sun Financial Holding Company Ltd.	20,449	12,589
China Pacific Insurance Group Company Ltd. — Class H	2,600	12,575
First Financial Holding Company Ltd.	20,327	11,901
Samsung Fire & Marine Insurance Company Ltd.	44	11,869

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Financial - 33.8% (continued)
Grupo Financiero Santander Mexico SAB de CV ADR	1,117	$11,818
Yuanta Financial Holding Company Ltd.	24,169	11,658
SinoPac Financial Holdings Company Ltd.	28,000	11,417
Bank of Communications Company Ltd. — Class H	12,444	10,464
Evergrande Real Estate Group Ltd.	24,272	10,112
Samsung Securities Company Ltd.*	232	10,098
Country Garden Holdings Company Ltd.	24,940	9,972
China Development Financial Holding Corp.	29,000	9,571
China Merchants Bank Company Ltd. — Class H	4,204	9,413
Hua Nan Financial Holdings Company Ltd.	16,793	9,352
China CITIC Bank Corporation Ltd. — Class H	12,520	9,285
Shimao Property Holdings Ltd.	4,108	8,668
Hyundai Marine & Fire Insurance Company Ltd.*	356	8,496
Yuexiu Property Company Ltd.	40,000	7,790
China Minsheng Banking Corporation Ltd. — Class H	6,175	7,526
Daewoo Securities Company Ltd.*	793	7,324
China Life Insurance Company Ltd.	8,642	7,281
Woori Investment & Securities Company Ltd.*	685	6,953
Taishin Financial Holding Company Ltd.	16,420	6,748
BS Financial Group, Inc.	513	6,497
SOHO China Ltd.	8,424	5,856
Industrial Bank of Korea*	481	5,696
Longfor Properties Company Ltd.	4,232	5,567
Chang Hwa Commercial Bank Ltd.	8,926	5,056
African Bank Investments Ltd.*,†††,4	27,393	–
Total Financial		4,337,733
Communications - 9.7%
Naspers Ltd.*	793	116,032
America Movil SAB de CV — Class L ADR	4,994	106,821
Global Telecom Holding SAEGDR*	35,973	103,601
Philippine Long Distance Telephone Co. ADR	1,305	87,044
Telekomunikasi Indonesia Persero Tbk PT	325,500	72,719
Tencent Holdings Ltd.*	4,205	70,728
China Mobile Ltd. ADR	1,025	66,953
MTN Group Ltd.*	3,464	60,343
Hellenic Telecommunications Organization S.A.	6,868	56,731
Advanced Info Service PCL	7,548	56,501
Grupo Televisa SAB ADR*	1,546	50,415
O2 Czech Republic AS	5,642	49,877
Turkcell Iletisim Hizmetleri AS ADR*	3,412	49,269
DiGi.com BHD	16,900	29,859
Axiata Group BHD	14,100	27,982
True Corporation PCL*	57,200	23,768
NAVER Corp.	36	23,570
Chunghwa Telecom Company Ltd. ADR	689	20,698
Orange Polska S.A.	7,713	18,604
Telefonica Brasil S.A. ADR	989	18,237
Maxis BHD	9,300	18,200
Turk Telekomunikasyon AS	5,895	17,740
Mobile Telesystems OJSC ADR	1,982	15,579
Cyfrowy Polsat S.A.	2,211	14,193
Telekom Malaysia BHD	6,900	13,294
China Unicom Hong Kong Ltd. ADR	789	11,796
Vodacom Group Ltd.*	909	10,526
China Telecom Corp., Ltd. ADR	164	9,604
Samsung SDI Company Ltd.	72	8,493
Tim Participacoes S.A. ADR	380	8,387
Rostelecom OJSC ADR	921	6,493
MegaFon OAOGDR	368	5,056
Sistema JSFCGDR	621	2,763
Total Communications		1,251,876
Consumer, Non-cyclical - 7.5%
Richter Gedeon Nyrt	11,073	150,327
Ambev S.A. ADR	9,106	59,917
Universal Robina Corp.	12,330	57,885
JG Summit Holdings, Inc.	35,920	53,359
Fomento Economico Mexicano SAB de CV ADR*	585	48,882
BIM Birlesik Magazalar AS	2,130	43,226
Magnit PJSCGDR	1,029	39,308
Cencosud S.A.	14,797	36,249
Unilever Indonesia Tbk PT	11,000	31,109
BRF S.A. ADR	1,293	30,670
Aspen Pharmacare Holdings Ltd.*	801	30,206
International Container Terminal Services, Inc.	11,090	28,673
Kalbe Farma Tbk PT	157,500	23,188
Bidvest Group Ltd.	765	21,249
Charoen Pokphand Indonesia Tbk PT	66,500	20,762
IOI Corporation BHD	14,900	19,343
IHH Healthcare BHD	12,800	18,346
Indofood Sukses Makmur Tbk PT	29,300	17,463
Cia Cervecerias Unidas S.A. ADR	949	17,405
Shoprite Holdings Ltd.*	1,081	17,091
Gudang Garam Tbk PT	3,700	16,883
Coca-Cola Icecek AS	817	16,547
Bangkok Dusit Medical Services PCL — Class F	28,432	16,158
Charoen Pokphand Foods PCL	20,423	15,756
Kuala Lumpur Kepong BHD	2,500	15,615
Want Want China Holdings Ltd.	12,312	14,800
Tiger Brands Ltd.	412	13,963
Grupo Bimbo SAB de CV*	5,206	13,261
Uni-President Enterprises Corp.	8,017	12,847
Cia Brasileira de Distribuicao ADR	384	12,599
Mediclinic International Ltd.	1,137	11,318
KT&G Corp.	144	10,560
Coca-Cola Femsa SAB de CV ADR	124	10,080

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Consumer, Non-cyclical - 7.5% (continued)
Life Healthcare Group Holdings Ltd.	2,687	$10,049
Celltrion, Inc.*	25	930
Total Consumer, Non-cyclical		956,024
Energy - 7.1%
MOL Hungarian Oil & Gas plc	3,268	131,141
Gazprom OAO ADR	23,495	95,155
Lukoil OAO ADR	2,066	81,400
Ecopetrol S.A. ADR[1]	4,421	72,062
PTT PCL	6,767	71,536
Polski Koncern Naftowy Orlen S.A.	3,272	48,367
Sasol Ltd. ADR	1,101	40,825
KOC Holding AS*	1,297	33,722
PTT Exploration & Production PCL	9,522	31,711
Tupras Turkiye Petrol Rafinerileri AS	1,265	27,565
China Petroleum & Chemical Corp. ADR	344	27,248
NovaTek OAOGDR	388	27,160
Polskie Gornictwo Naftowe i Gazownictwo S.A.	20,199	23,843
Tatneft OAO ADR	989	23,242
CNOOC Ltd. ADR	172	22,902
PetroChina Company Ltd. ADR	208	22,583
Petroleo Brasileiro S.A. ADR	3,596	22,115
Rosneft OAOGDR	4,926	16,000
Petroleo Brasileiro S.A. ADR	2,611	15,692
Surgutneftegas OAO ADR	3,284	14,308
SapuraKencana Petroleum BHD	17,600	12,953
China Shenhua Energy Company Ltd.*	1,117	12,019
GS Holdings Corp.*	304	11,592
SK Holdings Company Ltd.	56	8,756
SK Innovation Company Ltd.*	96	8,225
China Longyuan Power Group Corporation Ltd. — Class H	5,000	5,404
Total Energy		907,526
Consumer, Cyclical - 6.2%
Astra International Tbk PT	124,100	76,904
SACI Falabella	10,848	71,214
OPAP S.A.	5,983	50,636
SM Investments Corp.	2,361	49,745
CP ALL PCL	32,361	41,032
Latam Airlines Group S.A. ADR*	3,784	39,240
Almacenes Exito S.A.	3,816	39,163
Jollibee Foods Corp.	6,330	33,306
Wal-Mart de Mexico SAB de CV	16,018	30,970
Hyundai Motor Co.	180	27,899
Steinhoff International Holdings Ltd.	5,382	27,648
FF Group*	901	26,933
JUMBO S.A.	2,623	24,952
Genting BHD	9,700	23,608
Turk Hava Yollari*	5,286	20,328
Hyundai Mobis Company Ltd.	88	19,956
Kia Motors Corp.	449	18,886
Genting Malaysia BHD	16,500	18,465
Woolworths Holdings Limited/South Africa	2,459	18,372
Matahari Department Store Tbk PT	14,100	17,281
LPP S.A.	8	16,191
Dongfeng Motor Group Company Ltd. — Class H	10,000	14,574
Great Wall Motor Company Ltd. — Class H	2,468	14,181
Mr Price Group Ltd.	585	13,329
Cheng Shin Rubber Industry Company Ltd.	4,199	10,127
Far Eastern New Century Corp.	8,852	8,932
LG Corp.	156	8,830
Samsung C&T Corp.	172	8,776
Kangwon Land, Inc.*	216	6,399
Shinsegae Company Ltd.	40	5,889
Hankook Tire Company Ltd.*	112	5,397
Lotte Shopping Company Ltd.	24	5,212
Total Consumer, Cyclical		794,375
Utilities - 5.9%
CEZ AS	11,649	272,971
Enersis S.A. ADR	4,537	69,188
Empresa Nacional de Electricidad S.A. ADR	1,265	54,015
Tenaga Nasional BHD	12,800	51,158
PGE S.A.	8,618	45,173
Perusahaan Gas Negara Persero Tbk PT	82,848	33,028
Aboitiz Power Corp.	30,000	30,277
Energy Development Corp.	143,000	27,729
Colbun S.A.	98,235	26,748
Petronas Gas BHD	3,600	22,029
Interconexion Electrica S.A. ESP	7,036	21,663
Aguas Andinas S.A. — Class A	32,933	18,875
Tauron Polska Energia S.A.	12,670	17,073
Public Power Corporation S.A.*	3,116	16,878
Energa S.A.	2,687	15,207
Cia Energetica de Minas Gerais ADR	2,178	9,823
CPFL Energia S.A. ADR	729	9,120
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,317	6,401
RusHydro JSC ADR	5,666	4,284
Total Utilities		751,640
Basic Materials - 5.8%
Southern Copper Corp.	5,879	160,380
Cia de Minas Buenaventura S.A.A. ADR	6,295	71,889
KGHM Polska Miedz S.A.	1,482	42,076
MMC Norilsk Nickel OJSC ADR	2,170	35,805
Empresas CMPC S.A.	14,364	35,704
Grupo Mexico SAB de CV	11,613	30,706
Eregli Demir ve Celik Fabrikalari TAS	14,312	25,817
Sociedad Quimica y Minera de Chile S.A. ADR	1,053	25,125
Vale S.A. ADR	4,001	25,046
PTT Global Chemical PCL	13,211	22,805
POSCO ADR	360	20,963
Vale S.A. ADR	2,887	20,296
Formosa Plastics Corp.	8,240	20,003

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Basic Materials - 5.8% (continued)
Ultrapar Participacoes S.A. ADR	917	$17,954
Fibria Celulose S.A. ADR*	1,470	17,831
China Steel Corp.	20,934	17,736
Petronas Chemicals Group BHD	12,500	17,572
Nan Ya Plastics Corp.	8,090	16,301
Uralkali OJSCGDR	1,081	13,458
Hyundai Steel Co.	204	12,293
LG Chem Ltd.	60	10,891
AngloGold Ashanti Ltd. ADR	877	10,857
Gold Fields Ltd. ADR	1,698	10,018
Braskem S.A. ADR	1,049	9,882
Gerdau S.A. ADR	2,799	9,657
Formosa Chemicals & Fibre Corp.	4,180	8,993
Severstal OAOGDR	973	8,874
CITIC Ltd.	5,000	8,590
Jiangxi Copper Company Ltd. — Class H	4,444	7,256
Korea Zinc Company Ltd.*	16	6,284
Total Basic Materials		741,062
Technology - 3.5%
Samsung Electronics Company Ltd.GDR[2]	248	153,016
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,523	148,137
MediaTek, Inc.	4,000	61,307
SK Hynix, Inc.	701	30,544
Quanta Computer, Inc.	5,000	12,217
Advanced Semiconductor Engineering, Inc. ADR	1,626	10,748
Siliconware Precision Industries Co. ADR	941	8,055
United Microelectronics Corp. ADR	3,360	7,997
Inotera Memories, Inc.*	5,000	7,354
Innolux Corp.	12,820	6,265
SK C&C Company Ltd.	24	5,157
Total Technology		450,797
Industrial - 3.4%
Hon Hai Precision Industry Company Ltd.	16,000	44,019
Grupo Argos S.A.	5,366	40,796
Cemex SAB de CV ADR*	3,664	32,573
Airports of Thailand PCL	3,200	31,677
Cementos Argos S.A.	7,633	28,827
Semen Indonesia Persero Tbk PT	24,076	27,701
Titan Cement Company S.A.	1,241	27,658
Delta Electronics, Inc.	3,680	22,596
Indocement Tunggal Prakarsa Tbk PT	11,672	21,193
Cemex Latam Holdings S.A.*	3,096	19,344
Gamuda BHD	12,000	16,770
BTS Group Holdings PCL	52,460	15,788
Embraer S.A. ADR	368	12,976
MISC BHD*	6,000	12,817
Taiwan Cement Corp.	8,296	11,215
LG Electronics, Inc.	200	11,119
LG Display Company Ltd. ADR	637	10,313
Orascom Construction Industries SAEGDR*	434	8,680
China National Building Material Company Ltd. — Class H	8,768	8,470
China Everbright International Ltd.	5,000	7,403
Hyundai Heavy Industries Company Ltd.*	68	7,026
Hyundai Engineering & Construction Company Ltd.*	152	6,067
Asia Cement Corp.	4,201	5,079
China Communications Construction Company Ltd. — Class H	4,012	4,372
Total Industrial		434,479
Diversified - 2.2%
Empresas COPEC S.A.	5,366	60,766
Haci Omer Sabanci Holding AS	9,106	38,640
Siam Cement PCL	2,400	36,370
Sime Darby BHD	14,000	36,273
Aboitiz Equity Ventures, Inc.	27,830	35,724
Remgro Ltd.	1,185	27,585
Alfa SAB de CV — Class A*	8,410	15,429
IJM Corporation BHD	8,100	15,405
CJ Corp.	60	9,464
LS Corp.*	144	6,340
Total Diversified		281,996
Consumer Staples - 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS*	2,046	18,034
Kimberly-Clark de Mexico, SAB de CV*	929	9,114
JBS S.A*	837	7,089
Total Consumer Staples		34,237
Consumer Discretionary - 0.1%
Kroton Educational S.A.*	3,092	13,141
Estacio Participacoes S.A.*	1,037	6,398
Total Consumer Discretionary		19,539
Materials - 0.1%
Impala Platinum Holdings Ltd.*	1,502	9,763
*	–	–
Total Common Stocks
(Cost $11,178,229)		10,971,047
PREFERRED STOCKS† - 0.9%
Grupo Aval Acciones y Valores S.A.	67,208	35,453
Grupo de Inversiones Suramericana	1,966	28,086
Samsung Electronics Company, Ltd.	24	23,394
Banco Davivienda S.A.	1,934	20,340
Hyundai Motor Co.	56	6,145
Total Preferred Stocks
(Cost $114,112)		113,418
WARRANTS†† - 0.0%
Indorama Ventures PCL
$36.00, 08/13/19	3,041	208
Minor International PCL
$40.00, 11/03/17	1,080	186

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
WARRANTS†† - 0.0% (continued)
Indorama Ventures PCL
$43.00, 08/13/19	2,339	$153
Total Warrants
(Cost $–)		547
RIGHTS† - 0.0%
China Resources
Expires 02/27/15	1,777	–
Total Rights
(Cost $–)		–
EXCHANGE TRADED FUNDS† - 13.9%
iShares MSCI India ETF	19,294	619,442
iShares MSCI Qatar Capped ETF	23,635	544,550
iShares MSCI UAE Capped ETF	26,094	478,303
Market Vectors Egypt Index ETF	2,186	137,237
Total Exchange Traded Funds
(Cost $1,809,742)		1,779,532

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$77,767	77,767
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	28,279	28,279
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	14,466	14,466
Total Securities Lending Collateral
(Cost $120,512)		120,512
Total Investments - 101.3%
(Cost $13,222,595)		$12,985,056
Other Assets & Liabilities, net - (1.3)%		(161,497)
Total Net Assets - 100.0%		$12,823,559

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $153,016 (cost $148,826), or 1.2% of total net assets.
[3]	Securities lending collateral — See Note 3.
[4]	This security was fair valued by the Valuation Committee at January 31, 2015.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
plc — Public Limited Company

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Retail-Apparel/Shoe - 7.2%
Urban Outfitters, Inc.*	48,978	$1,707,372
Coach, Inc.	44,608	1,658,972
The Gap, Inc.	39,353	1,620,950
L Brands, Inc.	18,828	1,593,414
Ross Stores, Inc.	17,335	1,589,793
PVH Corp.	12,359	1,362,703
Total Retail-Apparel/Shoe		9,533,204
Retail-Restaurants - 6.2%
Chipotle Mexican Grill, Inc. — Class A*	2,387	1,694,387
Darden Restaurants, Inc.	27,365	1,679,663
Starbucks Corp.	18,860	1,650,816
McDonald's Corp.	17,329	1,601,893
Yum! Brands, Inc.	21,552	1,557,779
Total Retail-Restaurants		8,184,538
E-Commerce/Services - 4.9%
Netflix, Inc.*	4,696	2,074,692
Expedia, Inc.	17,941	1,541,670
TripAdvisor, Inc.*	21,694	1,453,715
Priceline Group, Inc.*	1,422	1,435,481
Total E-Commerce/Services		6,505,558
Retail-Discount - 4.7%
Dollar Tree, Inc.*	23,046	1,638,571
Target Corp.	21,690	1,596,601
Dollar General Corp.*	22,497	1,508,649
Family Dollar Stores, Inc.	19,813	1,507,769
Total Retail-Discount		6,251,590
Cable/Satellite TV - 4.6%
DIRECTV*	18,813	1,604,373
Comcast Corp. — Class A	28,371	1,507,777
Cablevision Systems Corp. — Class A	79,547	1,505,029
Time Warner Cable, Inc.	10,822	1,473,199
Total Cable/Satellite TV		6,090,378
Apparel Manufacturers - 4.6%
Under Armour, Inc. — Class A*	22,813	1,644,362
VF Corp.	21,604	1,498,669
Michael Kors Holdings Ltd.*	20,400	1,444,116
Ralph Lauren Corp. — Class A	8,643	1,442,430
Total Apparel Manufacturers		6,029,577
Multimedia - 4.4%
Walt Disney Co.	17,163	1,561,147
Time Warner, Inc.	19,122	1,490,177
Twenty-First Century Fox, Inc. — Class A	42,555	1,411,124
Viacom, Inc. — Class B	21,520	1,386,318
Total Multimedia		5,848,766
Buildings-Residential/Commercial - 3.7%
Lennar Corp. — Class A	37,113	1,666,745
DR Horton, Inc.	65,456	1,604,981
PulteGroup, Inc.	77,775	1,601,387
Total Buildings-Residential/Commercial		4,873,113
Auto/Truck Parts & Equipments - Original - 3.6%
BorgWarner, Inc.	29,764	1,607,553
Johnson Controls, Inc.	34,047	1,582,164
Delphi Automotive plc	22,505	1,546,769
Total Auto/Truck Parts & Equipments - Original		4,736,486
Hotels &Motels - 3.4%
Wyndham Worldwide Corp.	18,985	1,590,753
Marriott International, Inc. — Class A	20,457	1,524,047
Starwood Hotels & Resorts Worldwide, Inc.	19,891	1,431,555
Total Hotels & Motels		4,546,355
Retail-Automobile - 2.5%
CarMax, Inc.*	26,933	1,672,539
AutoNation, Inc.*	27,382	1,632,515
Total Retail-Automobile		3,305,054
Retail-Building Products - 2.5%
Home Depot, Inc.	15,735	1,643,049
Lowe's Companies, Inc.	24,205	1,640,131
Total Retail-Building Products		3,283,180
Retail-Regional Department Stores - 2.4%
Kohl's Corp.	27,419	1,637,463
Macy's, Inc.	25,181	1,608,562
Total Retail-Regional Department Stores		3,246,025
Retail-Major Department Stores - 2.4%
Nordstrom, Inc.	21,036	1,602,943
TJX Companies, Inc.	23,932	1,578,076
Total Retail-Major Department Stores		3,181,019
Auto-Cars/Light Trucks - 2.4%
General Motors Co.	49,739	1,622,486
Ford Motor Co.	104,752	1,540,902
Total Auto-Cars/Light Trucks		3,163,388
Publishing-Newspapers - 2.4%
Gannett Company, Inc.	51,382	1,593,356
News Corp. — Class A*	104,337	1,553,578
Total Publishing-Newspapers		3,146,934
Cruise Lines - 2.4%
Carnival Corp.	36,559	1,607,134
Royal Caribbean Cruises Ltd.	20,140	1,521,577
Total Cruise Lines		3,128,711
Advertising Agencies - 2.3%
Interpublic Group of Companies, Inc.	80,237	1,599,926
Omnicom Group, Inc.	20,656	1,503,757
Total Advertising Agencies		3,103,683
Retail-Auto Parts - 2.3%
AutoZone, Inc.*	2,597	1,550,305
O'Reilly Automotive, Inc.*	8,177	1,532,043
Total Retail-Auto Parts		3,082,348
Toys - 2.2%
Hasbro, Inc.	28,010	1,538,309
Mattel, Inc.	51,073	1,373,864
Total Toys		2,912,173
Distribution/Wholesale - 2.2%
Fossil Group, Inc.*	14,683	1,435,997

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Distribution/Wholesale - 2.2% (continued)
Genuine Parts Co.	15,324	$1,424,213
Total Distribution/Wholesale		2,860,210
Broadcast Services/Program - 2.1%
Scripps Networks Interactive, Inc. — Class A	20,500	1,457,345
Discovery Communications, Inc. — Class C*	31,023	864,921
Discovery Communications, Inc. — Class A*	16,799	486,919
Total Broadcast Services/Program		2,809,185
Audio/Video Products - 1.5%
Harman International Industries, Inc.	15,112	1,958,969
E-Commerce/Products - 1.4%
Amazon.com, Inc.*	5,109	1,811,294
Appliances - 1.3%
Whirlpool Corp.	8,693	1,730,602
Retail-Computer Equipments - 1.3%
GameStop Corp. — Class A1	48,616	1,713,714
Textile-Home Furnishings - 1.3%
Mohawk Industries, Inc.*	10,211	1,685,223
Commercial Services-Finance - 1.3%
H&R Block, Inc.	49,130	1,684,176
Home Decoration Products - 1.3%
Newell Rubbermaid, Inc.	45,408	1,674,193
Retail-Pet Food & Supplies - 1.2%
PetSmart, Inc.	20,216	1,651,748
Retail-Gardening Products - 1.2%
Tractor Supply Co.	20,205	1,640,040
Retail-Office Supplies - 1.2%
Staples, Inc.	95,338	1,625,513
Retail-Bedding - 1.2%
Bed Bath & Beyond, Inc.*	21,732	1,624,902
Diversified Manufacturing Operations - 1.2%
Leggett & Platt, Inc.	37,855	1,613,759
Television - 1.2%
CBS Corp. — Class B	29,363	1,609,386
Casino Hotels - 1.2%
Wynn Resorts Ltd.	10,647	1,575,224
Electronic Components-Miscellaneous - 1.2%
Garmin Ltd.[1]	29,979	1,569,700
Athletic Footwear - 1.1%
NIKE, Inc. — Class B	16,330	1,506,443
Retail-Consumer Electronics - 1.1%
Best Buy Company, Inc.	42,613	1,499,978
Motorcycle/Motor Scooter - 1.1%
Harley-Davidson, Inc.	23,642	1,458,711
Rubber-Tires - 1.1%
Goodyear Tire & Rubber Co.	59,290	1,437,190
Retail-Jewelry - 1.0%
Tiffany & Co.	15,086	1,307,051
Total Common Stocks
(Cost $124,930,998)		132,199,291
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	241,490	241,490
Total Short Term Investments
(Cost $241,490)		241,490

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$1,890,872	$1,890,872
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	687,590	687,590
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	351,737	351,737
Total Securities Lending Collateral
(Cost $2,930,199)		2,930,199
Total Investments - 102.2%
(Cost $128,102,687)		$135,370,980
Other Assets & Liabilities, net - (2.2)%		(2,905,632)
Total Net Assets - 100.0%		$132,465,348

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Food-Miscellaneous/Diversified - 17.8%
Kraft Foods Group, Inc.	95,126	$6,215,533
Campbell Soup Co.	128,764	5,889,665
General Mills, Inc.	108,126	5,674,452
Kellogg Co.	85,834	5,628,994
McCormick & Company, Inc.	77,722	5,548,574
ConAgra Foods, Inc.	153,373	5,434,005
Mondelez International, Inc. — Class A	151,314	5,332,305
Total Food-Miscellaneous/Diversified		39,723,528
Beverages-Non-alcoholic - 13.1%
Monster Beverage Corp.*	53,594	6,267,819
Dr Pepper Snapple Group, Inc.	80,234	6,199,681
Coca-Cola Co.	137,701	5,669,150
PepsiCo, Inc.	59,461	5,576,253
Coca-Cola Enterprises, Inc.	130,493	5,493,755
Total Beverages-Non-alcoholic		29,206,658
Tobacco - 10.4%
Altria Group, Inc.	113,460	6,024,727
Reynolds American, Inc.	87,651	5,955,885
Lorillard, Inc.	90,062	5,908,968
Philip Morris International, Inc.	66,731	5,354,495
Total Tobacco		23,244,075
Cosmetics & Toiletries - 9.3%
Colgate-Palmolive Co.	82,155	5,547,105
Estee Lauder Companies, Inc. — Class A	77,139	5,445,242
Procter & Gamble Co.	62,906	5,302,347
Avon Products, Inc.	587,427	4,546,685
Total Cosmetics & Toiletries		20,841,379
Beverages-Wine/Spirits - 5.7%
Constellation Brands, Inc. — Class A*	62,055	6,853,974
Brown-Forman Corp. — Class B	65,080	5,783,660
Total Beverages-Wine/Spirits		12,637,634
Food-Retail - 5.5%
Kroger Co.	91,524	6,319,733
Whole Foods Market, Inc.	116,584	6,073,443
Total Food-Retail		12,393,176
Retail-Drug Store - 5.2%
CVS Health Corp.	62,635	6,148,252
Walgreens Boots Alliance, Inc.	75,615	5,576,606
Total Retail-Drug Store		11,724,858
Food-Confectionery - 5.2%
JM Smucker Co.	56,810	5,859,951
Hershey Co.	57,179	5,844,266
Total Food-Confectionery		11,704,217
Retail-Discount - 5.2%
Costco Wholesale Corp.	40,857	5,842,142
Wal-Mart Stores, Inc.	67,215	5,711,931
Total Retail-Discount		11,554,073
Consumer Products-Miscellaneous - 5.1%
Clorox Co.	56,633	6,043,308
Kimberly-Clark Corp.	49,994	5,397,352
Total Consumer Products-Miscellaneous		11,440,660
Food-Meat Products - 4.9%
Hormel Foods Corp.	110,545	5,662,115
Tyson Foods, Inc. — Class A	138,073	5,390,370
Total Food-Meat Products		11,052,485
Brewery - 2.6%
Molson Coors Brewing Co. — Class B	77,840	5,910,391
Vitamins & Nutrition Products - 2.5%
Mead Johnson Nutrition Co. — Class A	57,594	5,672,433
Food-Wholesale/Distribution - 2.5%
Sysco Corp.	143,233	5,610,437
Agricultural Operations - 2.4%
Archer-Daniels-Midland Co.	113,007	5,269,516
Coffee - 2.3%
Keurig Green Mountain, Inc.	41,335	5,066,018
Total Common Stocks
(Cost $207,632,765)		223,051,538
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	487,352	487,352
Total Short Term Investments
(Cost $487,352)		487,352
Total Investments - 99.9%
(Cost $208,120,117)		$223,538,890
Other Assets & Liabilities, net - 0.1%		212,412
Total Net Assets - 100.0%		$223,751,302

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Oil Company-Exploration & Production - 42.4%
Newfield Exploration Co.*	116,921	$3,481,908
Pioneer Natural Resources Co.	21,493	3,235,341
Devon Energy Corp.	53,220	3,207,569
Anadarko Petroleum Corp.	38,471	3,145,004
Chesapeake Energy Corp.	163,645	3,138,711
Apache Corp.	49,985	3,127,561
Noble Energy, Inc.	64,325	3,070,876
Denbury Resources, Inc.[1]	440,826	3,041,699
Occidental Petroleum Corp.	38,012	3,040,960
Cimarex Energy Co.	28,644	2,956,061
QEP Resources, Inc.	145,653	2,945,104
EOG Resources, Inc.	32,666	2,908,254
Hess Corp.	42,408	2,862,116
ConocoPhillips	45,178	2,845,310
Equities Corp.	35,690	2,656,764
Cabot Oil & Gas Corp. — Class A	93,762	2,484,693
Southwestern Energy Co.*	98,265	2,435,989
Range Resources Corp.	52,069	2,409,233
Total Oil Company-Exploration & Production		52,993,153
Oil & Gas Drilling - 14.1%
Nabors Industries Ltd.	282,126	3,247,271
Noble Corporation plc[1]	194,306	3,151,643
Ensco plc — Class A	104,336	2,925,581
Transocean Ltd.[1]	171,300	2,792,190
Helmerich & Payne, Inc.	46,754	2,784,668
Diamond Offshore Drilling, Inc.[1]	84,467	2,663,245
Total Oil & Gas Drilling		17,564,598
Oil Company-Integrated - 9.1%
Marathon Oil Corp.	110,853	2,948,690
Exxon Mobil Corp.	32,580	2,848,144
Chevron Corp.	27,558	2,825,522
Murphy Oil Corp.	62,807	2,820,662
Total Oil Company-Integrated		11,443,018
Pipelines - 9.1%
Kinder Morgan, Inc.	72,023	2,956,544
Williams Companies, Inc.	65,977	2,893,751
Spectra Energy Corp.	83,818	2,802,874
ONEOK, Inc.	62,890	2,769,047
Total Pipelines		11,422,216
Oil Refining & Marketing - 7.6%
Valero Energy Corp.	60,974	3,224,305
Marathon Petroleum Corp.	33,911	3,139,819
Tesoro Corp.	37,912	3,098,548
Total Oil Refining & Marketing		9,462,672
Oil-Field Services - 7.1%
Baker Hughes, Inc.	51,306	2,975,235
Halliburton Co.	74,382	2,974,536
Schlumberger Ltd.	35,262	2,905,236
Total Oil-Field Services		8,855,007
Oil Field Machinery & Equipment - 6.2%
Cameron International Corp.*	61,841	2,769,240
National Oilwell Varco, Inc.	45,838	2,494,962
FMC Technologies, Inc.*	65,624	2,459,588
Total Oil Field Machinery & Equipment		7,723,790
Oil Refining & Marketing - 2.4%
Phillips 66	42,956	3,020,666
Coal - 1.9%
CONSOL Energy, Inc.	82,182	2,379,169
Total Common Stocks
(Cost $162,704,239)		124,864,289
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	41,888	41,888
Total Short Term Investments
(Cost $41,888)		41,888

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 8.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$6,598,217	6,598,217
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	2,399,352	2,399,352
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	1,227,389	1,227,389
Total Securities Lending Collateral
(Cost $10,224,958)		10,224,958
Total Investments - 108.1%
(Cost $172,971,085)		$135,131,135
Other Assets & Liabilities, net - (8.1)%		(10,114,021)
Total Net Assets - 100.0%		$125,017,114

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Multi-Line Insurance - 11.4%
Allstate Corp.	29,458	$2,055,873
XL Group plc — Class A	57,173	1,971,897
Cincinnati Financial Corp.	39,022	1,971,001
Loews Corp.	50,354	1,926,544
Hartford Financial Services Group, Inc.	49,171	1,912,752
Assurant, Inc.	30,006	1,905,681
ACE Ltd.	17,528	1,892,323
American International Group, Inc.	36,737	1,795,337
Genworth Financial, Inc. — Class A*	250,732	1,750,109
MetLife, Inc.	37,593	1,748,075
Total Multi-Line Insurance		18,929,592
Super-Regional Banks-U.S. - 10.2%
Huntington Bancshares, Inc.	197,398	1,977,927
KeyCorp	149,308	1,939,510
Wells Fargo & Co.	36,975	1,919,742
PNC Financial Services Group, Inc.	22,628	1,912,971
SunTrust Banks, Inc.	49,361	1,896,450
U.S. Bancorp	45,241	1,896,050
Comerica, Inc.	44,755	1,857,333
Capital One Financial Corp.	24,775	1,813,778
Fifth Third Bancorp	100,596	1,740,311
Total Super-Regional Banks-U.S.		16,954,072
Investment Management/Advisory Services - 8.4%
Legg Mason, Inc.	39,495	2,189,602
Affiliated Managers Group, Inc.*	10,198	2,095,893
BlackRock, Inc. — Class A	5,829	1,984,833
Ameriprise Financial, Inc.	15,542	1,941,817
T. Rowe Price Group, Inc.	24,224	1,906,913
Franklin Resources, Inc.	36,802	1,896,407
Invesco Ltd.	51,500	1,891,595
Total Investment Management/Advisory Services		13,907,060
Life/Health Insurance - 6.7%
Aflac, Inc.	34,074	1,944,943
Unum Group	61,980	1,925,099
Torchmark Corp.	38,087	1,907,016
Principal Financial Group, Inc.	39,247	1,841,862
Lincoln National Corp.	36,100	1,804,278
Prudential Financial, Inc.	22,916	1,738,866
Total Life/Health Insurance		11,162,064
REITs-Diversified - 6.3%
Crown Castle International Corp.	26,184	2,265,178
Vornado Realty Trust	19,614	2,166,170
Plum Creek Timber Company, Inc.	48,135	2,142,970
Weyerhaeuser Co.	55,427	1,987,058
American Tower Corp. — Class A	20,139	1,952,476
Total REITs-Diversified		10,513,852
Diversified Banking Institutions - 5.4%
Morgan Stanley	54,788	1,852,382
Goldman Sachs Group, Inc.	10,519	1,813,581
JPMorgan Chase & Co.	33,072	1,798,455
Bank of America Corp.	115,931	1,756,355
Citigroup, Inc.	37,189	1,746,024
Total Diversified Banking Institutions		8,966,797
REITs-Apartments - 5.2%
Essex Property Trust, Inc.	9,743	2,202,406
Apartment Investment & Management Co. — Class A	54,398	2,168,304
Equity Residential	27,933	2,167,880
AvalonBay Communities, Inc.	12,181	2,107,191
Total REITs-Apartments		8,645,781
REITs-Regional Malls - 3.9%
General Growth Properties, Inc.	73,141	2,207,396
Simon Property Group, Inc.	11,003	2,185,856
Macerich Co.	24,729	2,126,941
Total REITs-Regional Malls		6,520,193
REITs-Health Care - 3.8%
Health Care REIT, Inc.	26,041	2,134,059
Ventas, Inc.	26,675	2,128,932
HCP, Inc.	43,795	2,071,066
Total REITs-Health Care		6,334,057
Property & Casualty Insurance - 3.5%
Travelers Companies, Inc.	19,252	1,979,490
Progressive Corp.	75,248	1,952,686
Chubb Corp.	19,498	1,908,854
Total Property & Casualty Insurance		5,841,030
Finance-Other Services - 3.5%
NASDAQ OMX Group, Inc.	43,061	1,963,581
CME Group, Inc. — Class A	22,795	1,944,414
Intercontinental Exchange, Inc.	9,060	1,863,914
Total Finance-Other Services		5,771,909
Fiduciary Banks - 3.4%
Northern Trust Corp.	30,127	1,969,704
State Street Corp.	26,393	1,887,363
Bank of New York Mellon Corp.	49,745	1,790,820
Total Fiduciary Banks		5,647,887
REITs-Storage - 2.6%
Public Storage	10,905	2,190,161
Iron Mountain, Inc.	54,497	2,171,160
Total REITs-Storage		4,361,321
Commercial Services-Finance - 2.4%
McGraw Hill Financial, Inc.	22,438	2,006,855
Moody's Corp.	21,239	1,939,758
Total Commercial Services - Finance		3,946,613
Finance-Investment Bankers/Brokers - 2.3%
E*TRADE Financial Corp.*	87,947	2,027,178
Charles Schwab Corp.	69,075	1,794,569
Total Finance-Investment Bankers/Brokers		3,821,747
Savings & Loans/Thrifts-Eastern U.S. - 2.3%
People's United Financial, Inc.	136,294	1,917,657
Hudson City Bancorp, Inc.	207,500	1,861,275
Total Savings & Loans/Thrifts-Eastern U.S.		3,778,932
Insurance Brokers - 2.3%
Marsh & McLennan Companies, Inc.	35,151	1,890,069
Aon plc	20,900	1,882,045
Total Insurance Brokers		3,772,114

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Commercial Banks-Southern U.S. - 2.2%
BB&T Corp.	53,025	$1,871,253
Regions Financial Corp.	198,389	1,725,984
Total Commercial Banks-Southern U.S.		3,597,237
Finance-Credit Card - 2.1%
American Express Co.	21,824	1,760,979
Discover Financial Services	32,127	1,747,066
Total Finance-Credit Card		3,508,045
REITs-Shopping Centers - 1.3%
Kimco Realty Corp.	78,497	2,170,442
REITs-Warehouse/Industries - 1.3%
Prologis, Inc.	47,014	2,122,212
REITs-Office Property - 1.3%
Boston Properties, Inc.	15,201	2,109,899
Diversified Operations - 1.2%
Leucadia National Corp.	91,088	2,064,965
Real Estate Management/Services - 1.2%
CBRE Group, Inc. — Class A*	60,567	1,958,737
Reinsurance - 1.2%
Berkshire Hathaway, Inc. — Class B*	13,560	1,951,420
REITs-Hotels - 1.2%
Host Hotels & Resorts, Inc.	84,933	1,944,116
Finance-Consumer Loans - 1.1%
Navient Corp.	95,340	1,882,012
Commercial Banks-Eastern U.S. - 1.1%
M&T Bank Corp.	16,297	1,844,169
Commercial Banks-Western U.S. - 1.0%
Zions Bancorporation	73,602	1,763,504
Total Common Stocks
(Cost $165,555,895)		165,791,779
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	301,192	301,192
Total Short Term Investments
(Cost $301,192)		301,192
Total Investments - 100.0%
(Cost $165,857,087)		$166,092,971
Other Assets & Liabilities, net - 0.0%		48,013
Total Net Assets - 100.0%		$166,140,984

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Medical-Drugs - 19.7%
Mallinckrodt plc*	88,854	$9,417,634
Endo International plc*	112,827	8,982,157
Allergan, Inc.	40,372	8,851,965
Merck & Company, Inc.	145,814	8,789,668
Eli Lilly & Co.	121,010	8,712,720
Bristol-Myers Squibb Co.	143,255	8,633,979
Abbott Laboratories	192,640	8,622,566
Zoetis, Inc.	201,492	8,609,753
Pfizer, Inc.	271,934	8,497,938
Johnson & Johnson	80,592	8,070,483
AbbVie, Inc.	128,945	7,781,831
Total Medical-Drugs		94,970,694
Medical Products - 12.3%
Varian Medical Systems, Inc.*	98,838	9,148,445
Becton Dickinson and Co.	61,437	8,483,221
CareFusion Corp.*	142,986	8,479,070
Zimmer Holdings, Inc.	75,589	8,473,527
Stryker Corp.	91,480	8,329,254
Medtronic plc*	116,054	8,286,256
Baxter International, Inc.	117,264	8,244,832
Total Medical Products		59,444,605
Medical-Biomedical/Genetics - 12.2%
Biogen Idec, Inc.*	24,428	9,506,401
Celgene Corp.*	73,508	8,759,214
Gilead Sciences, Inc.*	80,821	8,472,465
Regeneron Pharmaceuticals, Inc.*	20,208	8,419,865
Alexion Pharmaceuticals, Inc.*	45,027	8,250,747
Vertex Pharmaceuticals, Inc.*	70,993	7,819,169
Amgen, Inc.	51,149	7,787,947
Total Medical-Biomedical/Genetics		59,015,808
Medical-HMO - 9.3%
Anthem, Inc.	68,619	9,260,820
UnitedHealth Group, Inc.	85,220	9,054,625
Aetna, Inc.	96,406	8,851,999
Cigna Corp.	82,728	8,837,832
Humana, Inc.	58,608	8,582,556
Total Medical-HMO		44,587,832
Medical Instruments - 7.1%
Boston Scientific Corp.*	647,413	9,588,187
St. Jude Medical, Inc.	126,884	8,357,849
Intuitive Surgical, Inc.*	16,735	8,275,123
Edwards Lifesciences Corp.*	65,309	8,186,483
Total Medical Instruments		34,407,642
Medical-Generic Drugs - 7.1%
Hospira, Inc.*	139,504	8,848,738
Actavis plc*	32,496	8,661,484
Mylan, Inc.*	157,845	8,389,462
Perrigo Company plc	54,859	8,324,305
Total Medical-Generic Drugs		34,223,989
Instruments-Scientific - 5.5%
PerkinElmer, Inc.	201,685	9,219,021
Waters Corp.*	75,443	8,981,489
Thermo Fisher Scientific, Inc.	67,334	8,430,890
Total Instruments-Scientific		26,631,400
Medical-Wholesale Drug Distribution - 5.5%
Cardinal Health, Inc.	106,131	8,829,038
AmerisourceBergen Corp. — Class A	92,506	8,792,695
McKesson Corp.	40,988	8,716,098
Total Medical-Wholesale Drug Distribution		26,337,831
Medical-Hospitals - 4.9%
HCA Holdings, Inc.*	117,209	8,298,397
Universal Health Services, Inc. — Class B	78,923	8,091,975
Tenet Healthcare Corp.*	167,488	7,081,393
Total Medical-Hospitals		23,471,765
Medical Labs & Testing Services - 3.9%
Laboratory Corporation of America Holdings*	82,577	9,478,188
Quest Diagnostics, Inc.	132,706	9,431,415
Total Medical Labs & Testing Services		18,909,603
Dental Supplies & Equipments - 3.5%
Patterson Companies, Inc.	177,409	8,886,417
DENTSPLY International, Inc.	155,255	7,766,631
Total Dental Supplies & Equipments		16,653,048
Medical Information System - 1.9%
Cerner Corp.*	136,986	9,089,021
Dialysis Centers - 1.8%
DaVita HealthCare Partners, Inc.*	114,662	8,606,530
Disposable Medical Products - 1.8%
CR Bard, Inc.	50,251	8,594,429
Pharmacy Services - 1.7%
Express Scripts Holding Co.*	101,547	8,195,858
Electronic Measuring Instruments - 1.7%
Agilent Technologies, Inc.	211,889	8,003,048
Total Common Stocks
(Cost $438,327,129)		481,143,103
SHORT TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	1,685,354	1,685,354
Total Short Term Investments
(Cost $1,685,354)		1,685,354
Total Investments - 100.2%
(Cost $440,012,483)		$482,828,457
Other Assets & Liabilities, net - (0.2)%		(1,059,433)
Total Net Assets - 100.0%		$481,769,024

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc — Public Limited Company

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Diversified Manufacturing Operations - 15.8%
Textron, Inc.	49,660	$2,113,529
Ingersoll-Rand plc	31,467	2,089,408
3M Co.	12,431	2,017,551
Dover Corp.	28,799	2,017,082
Pentair plc	32,543	2,011,483
Illinois Tool Works, Inc.	20,931	1,948,467
Danaher Corp.	23,319	1,921,019
Eaton Corporation plc	30,178	1,903,930
General Electric Co.	78,473	1,874,720
Parker-Hannifin Corp.	15,869	1,848,104
Total Diversified Manufacturing Operations		19,745,293
Aerospace/Defense - 9.8%
Boeing Co.	16,172	2,350,924
Northrop Grumman Corp.	13,797	2,165,439
Rockwell Collins, Inc.	23,744	2,032,961
Lockheed Martin Corp.	10,547	1,986,738
General Dynamics Corp.	14,214	1,893,447
Raytheon Co.	18,733	1,874,237
Total Aerospace/Defense		12,303,746
Transport-Rail - 6.3%
Union Pacific Corp.	17,354	2,034,062
Kansas City Southern	17,818	1,961,584
Norfolk Southern Corp.	19,234	1,961,291
CSX Corp.	56,062	1,866,865
Total Transport-Rail		7,823,802
Transport-Services - 6.0%
CH Robinson Worldwide, Inc.	27,020	1,924,365
Expeditors International of Washington, Inc.	43,724	1,909,864
FedEx Corp.	11,111	1,878,981
Ryder System, Inc.	22,268	1,843,568
Total Transport-Services		7,556,778
Commercial Services - 3.3%
Cintas Corp.	27,499	2,164,171
Quanta Services, Inc.*	73,375	1,942,970
Total Commercial Services		4,107,141
Non-hazardous Waste Disposal - 3.3%
Waste Management, Inc.	40,272	2,071,189
Republic Services, Inc. — Class A	50,440	2,001,459
Total Non-hazardous Waste Disposal		4,072,648
Airlines - 3.3%
Southwest Airlines Co.	47,164	2,130,869
Delta Air Lines, Inc.	40,964	1,938,007
Total Airlines		4,068,876
Tools-Hand Held - 3.1%
Snap-on, Inc.	14,724	1,954,022
Stanley Black & Decker, Inc.	20,844	1,952,041
Total Tools-Hand Held		3,906,063
Electronic Security Devices - 3.1%
Allegion plc	36,297	1,960,401
Tyco International plc	47,008	1,918,396
Total Electronic Security Devices		3,878,797
Electric Products-Miscellaneous - 3.1%
AMETEK, Inc.	40,197	1,925,437
Emerson Electric Co.	33,427	1,903,333
Total Electric Products-Miscellaneous		3,828,770
Machinery-Pumps - 3.0%
Flowserve Corp.	35,593	1,939,463
Xylem, Inc.	53,954	1,839,831
Total Machinery-Pumps		3,779,294
Distribution/Wholesale - 3.0%
Fastenal Co.	42,872	1,903,516
WW Grainger, Inc.	7,940	1,872,570
Total Distribution/Wholesale		3,776,086
Engineering/Research & Development Services - 2.9%
Fluor Corp.	34,339	1,840,227
Jacobs Engineering Group, Inc.*	47,628	1,814,627
Total Engineering/Research & Development Services		3,654,854
Machinery-Construction & Mining - 2.8%
Joy Global, Inc.	42,205	1,770,077
Caterpillar, Inc.	21,582	1,725,913
Total Machinery-Construction & Mining		3,495,990
Security Services - 1.8%
ADT Corp.[1]	64,017	2,202,185
Commercial Services-Finance - 1.7%
Equifax, Inc.	24,528	2,071,635
Industrial Automation/Robot - 1.6%
Rockwell Automation, Inc.	18,636	2,029,833
Filtration/Separate Products - 1.6%
Pall Corp.	20,942	2,026,348
Building Products-Wood - 1.6%
Masco Corp.	81,213	2,017,331
Machinery-General Industries - 1.6%
Roper Industries, Inc.	13,032	2,011,359
Hazardous Waste Disposal - 1.6%
Stericycle, Inc.*	15,260	2,003,485
Electronics-Military - 1.6%
L-3 Communications Holdings, Inc.	16,257	2,001,562
Aerospace/Defense-Equipments - 1.6%
United Technologies Corp.	17,415	1,998,894
Human Resources - 1.6%
Robert Half International, Inc.	34,402	1,997,380
Instruments-Controls - 1.6%
Honeywell International, Inc.	20,372	1,991,567
Data Processing/Management - 1.6%
Dun & Bradstreet Corp.	17,166	1,975,978
Publishing-Periodicals - 1.6%
Nielsen N.V.	45,056	1,962,639
Office Automation & Equipments - 1.6%
Pitney Bowes, Inc.	81,112	1,945,066
Engines-Internal Combustion - 1.5%
Cummins, Inc.	13,862	1,933,195
Machinery-Farm - 1.5%
Deere & Co.	22,604	1,925,635

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Transportation Services - 1.4%
United Parcel Service, Inc. — Class B	17,756	$1,755,003
Automotive-Medium & Heavy Duty Trucks - 1.4%
PACCAR, Inc.	28,851	1,734,234
Metal Processors & Fabrication - 1.4%
Precision Castparts Corp.	8,484	1,697,648
Rental Automotive/Equipment - 1.3%
United Rentals, Inc.*	19,594	1,623,363
Total Common Stocks
(Cost $123,620,785)		124,902,478
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	54,915	54,915
Total Short Term Investments
(Cost $54,915)		54,915

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$1,315,482	1,315,482
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	478,357	478,357
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	244,704	244,704
Total Securities Lending Collateral
(Cost $2,038,543)		2,038,543
Total Investments - 101.6%
(Cost $125,714,243)		$126,995,936
Other Assets & Liabilities, net - (1.6)%		(1,982,405)
Total Net Assets - 100.0%		$125,013,531

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Chemicals-Diversified - 17.5%
LyondellBasell Industries N.V. — Class A	27,413	$2,168,094
FMC Corp.	35,193	2,023,598
Dow Chemical Co.	44,652	2,016,484
EI du Pont de Nemours & Co.	27,911	1,987,542
PPG Industries, Inc.	8,805	1,962,458
Total Chemicals-Diversified		10,158,176
Chemicals-Specialty - 13.5%
International Flavors & Fragrances, Inc.	19,343	2,052,485
Ecolab, Inc.	18,915	1,962,809
Sigma-Aldrich Corp.	14,232	1,957,185
Eastman Chemical Co.	26,676	1,891,062
Total Chemicals-Specialty		7,863,541
Agricultural Chemicals - 11.1%
CF Industries Holdings, Inc.	7,779	2,375,550
Mosaic Co.	43,401	2,113,195
Monsanto Co.	16,412	1,936,288
Total Agricultural Chemicals		6,425,033
Industrial Gases - 10.2%
Air Products & Chemicals, Inc.	14,020	2,041,452
Airgas, Inc.	17,571	1,979,197
Praxair, Inc.	15,645	1,886,631
Total Industrial Gases		5,907,280
Containers-Paper/Plastic - 7.1%
MeadWestvaco Corp.	44,406	2,232,733
Sealed Air Corp.	47,303	1,915,772
Total Containers-Paper/Plastic		4,148,505
Building Products-Cement/Aggregates - 7.1%
Vulcan Materials Co.	31,025	2,187,572
Martin Marietta Materials, Inc.	18,021	1,941,583
Total Building Products-Cement/Aggregates		4,129,155
Containers-Metal/Glass - 6.4%
Owens-Illinois, Inc.*	80,151	1,871,526
Ball Corp.	29,125	1,844,486
Total Containers-Metal/Glass		3,716,012
Gold Mining - 4.4%
Newmont Mining Corp.	101,610	2,555,492
Coatings/Paint - 3.7%
Sherwin-Williams Co.	7,829	2,123,773
Metal-Aluminum - 3.5%
Alcoa, Inc.	130,173	2,037,207
Office Supplies & Forms - 3.5%
Avery Dennison Corp.	38,613	2,018,302
Paper & Related Products - 3.3%
International Paper Co.	36,419	1,917,825
Steel-Specialty - 3.1%
Allegheny Technologies, Inc.	63,402	1,808,859
Steel-Producers - 2.8%
Nucor Corp.	37,310	1,628,582
Metal-Copper - 2.6%
Freeport-McMoRan, Inc.	88,875	1,493,989
Total Common Stocks
(Cost $59,260,266)		57,931,731
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	77,717	77,717
Total Short Term Investments
(Cost $77,717)		77,717
Total Investments - 99.9%
(Cost $59,337,983)		$58,009,448
Other Assets & Liabilities, net - 0.1%		32,704
Total Net Assets - 100.0%		$58,042,152

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Electronic Components-Semiconductor - 15.2%
Avago Technologies Ltd.	118,456	$12,186,753
Microchip Technology, Inc.[1]	268,567	12,112,372
Broadcom Corp. — Class A	282,040	11,968,367
Texas Instruments, Inc.	221,227	11,824,583
First Solar, Inc.*	278,102	11,769,277
NVIDIA Corp.	598,259	11,489,564
Intel Corp.	324,227	10,712,460
Altera Corp.	317,130	10,441,505
Micron Technology, Inc.*	345,511	10,111,379
Xilinx, Inc.	260,101	10,033,396
Total Electronic Components-Semiconductor		112,649,656
Applications Software - 7.8%
Red Hat, Inc.*	202,854	12,940,056
salesforce.com, Inc.*	213,133	12,031,358
Citrix Systems, Inc.*	195,509	11,585,863
Intuit, Inc.	127,469	11,066,859
Microsoft Corp.	250,104	10,104,202
Total Applications Software		57,728,338
Computers-Memory Devices - 7.0%
NetApp, Inc.	288,470	10,904,166
Western Digital Corp.	111,201	10,812,073
EMC Corp.	414,221	10,740,751
Seagate Technology plc	183,404	10,351,322
SanDisk Corp.	118,854	9,022,207
Total Computers-Memory Devices		51,830,519
Computer Services - 6.5%
Cognizant Technology Solutions Corp. — Class A*	232,778	12,600,274
Accenture plc — Class A	143,380	12,048,221
Computer Sciences Corp.	191,515	11,621,130
International Business Machines Corp.	75,484	11,572,452
Total Computer Services		47,842,077
Commercial Services-Finance - 6.5%
Total System Services, Inc.	363,116	12,843,412
Automatic Data Processing, Inc.	142,435	11,755,161
Western Union Co.	689,952	11,729,184
MasterCard, Inc. — Class A	139,659	11,456,228
Total Commercial Services-Finance		47,783,985
Data Processing/Management - 4.9%
Fiserv, Inc.*	171,847	12,464,063
Fidelity National Information Services, Inc.	194,696	12,154,871
Paychex, Inc.	254,849	11,534,466
Total Data Processing/Management		36,153,400
Semiconductor Equipment - 4.5%
Lam Research Corp.	149,899	11,458,280
Applied Materials, Inc.	496,456	11,339,055
KLA-Tencor Corp.	170,964	10,509,157
Total Semiconductor Equipment		33,306,492
Semiconductor Components-Integrated Circuit - 4.5%
Linear Technology Corp.	258,608	11,621,844
Analog Devices, Inc.	210,162	10,950,491
QUALCOMM, Inc.	166,292	10,386,598
Total Semiconductor Components-Integrated Circuit		32,958,933
Electronic Components-Miscellaneous - 3.5%
Corning, Inc.	569,163	13,529,004
TE Connectivity Ltd.	190,030	12,616,092
Total Electronic Components-Miscellaneous		26,145,096
Enterprise Software/Services - 3.3%
Oracle Corp.	293,892	12,311,136
CA, Inc.	393,347	11,918,414
Total Enterprise Software/Services		24,229,550
Telecommunication Equipments - 3.2%
Juniper Networks, Inc.	556,206	12,642,563
Harris Corp.	169,868	11,403,239
Total Telecommunication Equipments		24,045,802
Computers - 3.2%
Apple, Inc.	107,053	12,542,330
Hewlett-Packard Co.	308,987	11,163,700
Total Computers		23,706,030
Internet Security - 3.1%
Symantec Corp.	464,927	11,516,241
VeriSign, Inc.*,1	206,091	11,227,838
Total Internet Security		22,744,079
Web Portals/ISP - 3.0%
Yahoo!, Inc.*	233,945	10,291,241
Google, Inc. — Class A*	11,277	6,061,951
Google, Inc. — Class C*	11,277	6,027,782
Total Web Portals/ISP		22,380,974
Entertainment Software - 1.9%
Electronic Arts, Inc.*	261,858	14,365,530
Computers-Integrated Systems - 1.7%
Teradata Corp.*	282,613	12,593,235
Advertising Agencies - 1.7%
Alliance Data Systems Corp.*	42,818	12,367,123
Electronic Connectors - 1.6%
Amphenol Corp. — Class A	224,384	12,051,665
Wireless Equipment - 1.6%
Motorola Solutions, Inc.	188,457	11,761,601
Finance-Credit Card - 1.6%
Visa, Inc. — Class A	45,778	11,669,270
Networking Products - 1.6%
Cisco Systems, Inc.	437,409	11,532,288
Office Automation & Equipments - 1.6%
Xerox Corp.	874,277	11,514,228
Internet Content-Entertainment - 1.5%
Facebook, Inc. — Class A*	150,872	11,452,694
Computer Software - 1.5%
Akamai Technologies, Inc.*	193,091	11,229,207
E-Commerce/Products - 1.5%
eBay, Inc.*	210,623	11,163,019
Electronic Measuring Instruments - 1.5%
FLIR Systems, Inc.	367,535	11,099,557

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Electronic Forms - 1.5%
Adobe Systems, Inc.*	154,519	$10,836,417
Computer Aided Design - 1.5%
Autodesk, Inc.*	199,535	10,775,888
Internet Infrastructure Software - 1.4%
F5 Networks, Inc.*	89,965	10,041,893
Total Common Stocks
(Cost $682,799,874)		737,958,546
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	831,881	831,881
Total Short Term Investments
(Cost $831,881)		831,881

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$14,357,308	14,357,308
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	5,220,839	5,220,839
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	2,670,721	2,670,721
Total Securities Lending Collateral
(Cost $22,248,868)		22,248,868
Total Investments - 103.0%
(Cost $705,880,623)		$761,039,295
Other Assets & Liabilities, net - (3.0)%		(22,228,771)
Total Net Assets - 100.0%		$738,810,524

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Electric-Integrated - 67.7%
PG&E Corp.	145,004	$8,527,685
CMS Energy Corp.	225,045	8,490,948
SCANA Corp.	133,082	8,486,639
TECO Energy, Inc.	392,432	8,370,575
Wisconsin Energy Corp.	149,863	8,357,860
DTE Energy Co.	92,199	8,266,562
Integrys Energy Group, Inc.	101,681	8,246,329
Northeast Utilities	147,652	8,206,498
Xcel Energy, Inc.	218,036	8,182,891
NextEra Energy, Inc.	74,899	8,181,967
Consolidated Edison, Inc.	117,760	8,158,413
FirstEnergy Corp.	201,620	8,131,335
Pinnacle West Capital Corp.	115,280	8,090,350
American Electric Power Company, Inc.	128,656	8,080,883
Edison International	117,966	8,039,383
Southern Co.	157,555	7,991,190
Dominion Resources, Inc.	103,834	7,983,796
Ameren Corp.	175,912	7,965,295
Duke Energy Corp.	91,310	7,956,753
Public Service Enterprise Group, Inc.	185,326	7,909,714
Pepco Holdings, Inc.	283,199	7,773,813
PPL Corp.	215,604	7,653,942
Entergy Corp.	87,376	7,646,274
Exelon Corp.	210,201	7,575,644
Total Electric-Integrated		194,274,739
Telephone-Integrated - 13.2%
Frontier Communications Corp.[1]	1,206,156	8,099,337
AT&T, Inc.	234,767	7,728,529
Verizon Communications, Inc.	165,652	7,571,953
CenturyLink, Inc.	200,916	7,468,048
Windstream Holdings, Inc.[1]	891,450	7,087,028
Total Telephone-Integrated		37,954,895
Gas-Distribution - 11.2%
AGL Resources, Inc.	147,524	8,317,404
NiSource, Inc.	188,901	8,171,857
CenterPoint Energy, Inc.	343,201	7,924,511
Sempra Energy	69,858	7,818,507
Total Gas-Distribution		32,232,279
Telecommunication Services - 2.8%
Level 3 Communications, Inc.*	158,820	7,899,707
Independent Power Producer - 2.4%
NRG Energy, Inc.	283,200	6,983,712
Electric-Generation - 2.4%
AES Corp.	568,138	6,942,646
Total Common Stocks
(Cost $274,372,207)		286,287,978
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	540,365	540,365
Total Short Term Investments
(Cost $540,365)		540,365

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 5.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$9,687,296	$9,687,296
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	3,522,653	3,522,653
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	1,802,014	1,802,014
Total Securities Lending Collateral
(Cost $15,011,963)		15,011,963
Total Investments - 105.1%
(Cost $289,924,535)		$301,840,306
Other Assets & Liabilities, net - (5.1)%		(14,720,283)
Total Net Assets - 100.0%		$287,120,023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 20.0%
Constellation Brands, Inc. — Class A*	227,490	$25,126,270
Boston Scientific Corp.*	1,588,504	23,525,745
Biogen Idec, Inc.*	59,876	23,301,343
ADT Corp.[1]	676,898	23,285,291
Laboratory Corporation of America Holdings*	202,673	23,262,807
Kroger Co.	335,459	23,163,444
Quest Diagnostics, Inc.	325,682	23,146,220
Mallinckrodt plc*	217,944	23,099,884
Monster Beverage Corp.*	196,403	22,969,330
Cintas Corp.	290,807	22,886,511
Kraft Foods Group, Inc.	348,677	22,782,556
Dr Pepper Snapple Group, Inc.	294,150	22,728,971
Anthem, Inc.	168,389	22,725,780
Total System Services, Inc.	638,641	22,588,732
Varian Medical Systems, Inc.*	242,588	22,453,946
Endo International plc*,1	281,255	22,390,710
Whole Foods Market, Inc.	427,440	22,267,487
UnitedHealth Group, Inc.	209,088	22,215,600
Clorox Co.	207,683	22,161,853
H&R Block, Inc.	646,101	22,148,342
Altria Group, Inc.	415,869	22,082,645
Equifax, Inc.	259,362	21,905,715
Reynolds American, Inc.	321,312	21,833,150
Patterson Companies, Inc.	435,377	21,808,034
Allergan, Inc.	99,054	21,718,579
Aetna, Inc.	236,492	21,714,695
Hospira, Inc.*	342,330	21,713,992
HCA Holdings, Inc.*	306,430	21,695,244
Cigna Corp.	203,022	21,688,840
Molson Coors Brewing Co. — Class B	285,419	21,671,865
Cardinal Health, Inc.	260,369	21,660,096
Lorillard, Inc.	330,100	21,657,861
Campbell Soup Co.	471,976	21,588,182
AmerisourceBergen Corp. — Class A	227,015	21,577,776
Merck & Company, Inc.	357,844	21,570,836
Avery Dennison Corp.	411,974	21,533,881
JM Smucker Co.	208,294	21,485,526
Celgene Corp.*	180,307	21,485,382
Hershey Co.	209,562	21,419,332
McKesson Corp.	100,644	21,401,947
Eli Lilly & Co.	296,941	21,379,752
Actavis plc*	79,771	21,262,162
Brown-Forman Corp. — Class B	238,556	21,200,472
Bristol-Myers Squibb Co.	351,458	21,182,374
Abbott Laboratories	472,752	21,160,380
Zoetis, Inc.	494,459	21,128,233
Robert Half International, Inc.	363,784	21,121,299
DaVita HealthCare Partners, Inc.*	281,329	21,116,555
CR Bard, Inc.	123,290	21,086,289
Humana, Inc.	143,853	21,065,833
McGraw Hill Financial, Inc.	233,265	20,863,222
Pfizer, Inc.	667,207	20,850,219
Becton Dickinson and Co.	150,694	20,807,828
CareFusion Corp.*	350,838	20,804,693
General Mills, Inc.	396,363	20,801,130
Mead Johnson Nutrition Co. — Class A	211,152	20,796,360
Gilead Sciences, Inc.*	198,303	20,788,103
Zimmer Holdings, Inc.	185,424	20,786,030
Coca-Cola Co.	504,866	20,785,333
Hormel Foods Corp.	405,181	20,753,371
Regeneron Pharmaceuticals, Inc.*	49,663	20,692,586
Automatic Data Processing, Inc.	250,398	20,665,347
Kellogg Co.	314,732	20,640,125
Western Union Co.[1]	1,213,315	20,626,355
Mylan, Inc.*	387,361	20,588,237
Sysco Corp.	525,050	20,566,209
Quanta Services, Inc.*	775,817	20,543,634
St. Jude Medical, Inc.	311,291	20,504,738
Stryker Corp.	224,496	20,440,361
PepsiCo, Inc.	217,906	20,435,225
Perrigo Company plc	134,559	20,417,983
McCormick & Company, Inc.	284,846	20,335,156
Colgate-Palmolive Co.	301,135	20,332,636
Intuitive Surgical, Inc.*	41,009	20,278,130
Alexion Pharmaceuticals, Inc.*	110,440	20,237,026
Baxter International, Inc.	287,656	20,225,093
Moody's Corp.	221,017	20,185,483
Coca-Cola Enterprises, Inc.	478,421	20,141,524
MasterCard, Inc. — Class A	245,514	20,139,513
Express Scripts Holding Co.*	249,157	20,109,461
Edwards Lifesciences Corp.*	160,268	20,089,594
Estee Lauder Companies, Inc. — Class A	282,841	19,965,746
ConAgra Foods, Inc.	562,242	19,920,234
Universal Health Services, Inc. — Class B	193,593	19,849,090
Johnson & Johnson	197,770	19,804,688
Kimberly-Clark Corp.	183,195	19,777,732
Tyson Foods, Inc. — Class A	506,145	19,759,901
Philip Morris International, Inc.	244,564	19,623,815
Mondelez International, Inc. — Class A	554,664	19,546,359
Procter & Gamble Co.	230,581	19,435,672
Archer-Daniels-Midland Co.	414,310	19,319,275
Vertex Pharmaceuticals, Inc.*	174,183	19,184,516
Amgen, Inc.	125,529	19,113,046
AbbVie, Inc.	316,360	19,092,326
DENTSPLY International, Inc.	380,897	19,054,372
Keurig Green Mountain, Inc.	151,596	18,579,606
Tenet Healthcare Corp.*	411,045	17,378,983
United Rentals, Inc.*	207,111	17,159,146
Avon Products, Inc.	2,153,376	16,667,130
Total Consumer, Non-cyclical		2,082,610,091
Financial - 16.2%
Crown Castle International Corp.	272,308	23,557,364
General Growth Properties, Inc.	760,612	22,955,270
Essex Property Trust, Inc.	101,342	22,908,360
Legg Mason, Inc.	410,656	22,766,768
Public Storage	113,318	22,758,787
Simon Property Group, Inc.	114,491	22,744,782

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 16.2% (continued)
Iron Mountain, Inc.	566,768	$22,580,037
Kimco Realty Corp.	816,274	22,569,976
Equity Residential	290,613	22,554,475
Apartment Investment & Management Co. — Class A	565,585	22,544,218
Vornado Realty Trust	203,283	22,450,575
Plum Creek Timber Company, Inc.	500,631	22,288,092
Health Care REIT, Inc.	270,776	22,190,093
Ventas, Inc.	277,483	22,145,918
Macerich Co.	257,191	22,120,998
Prologis, Inc.	488,964	22,071,835
Boston Properties, Inc.	158,059	21,938,589
AvalonBay Communities, Inc.	126,662	21,911,259
Affiliated Managers Group, Inc.*	106,071	21,799,712
HCP, Inc.	455,358	21,533,880
Allstate Corp.	306,233	21,372,001
E*TRADE Financial Corp.*	914,640	21,082,452
Weyerhaeuser Co.	576,322	20,661,144
BlackRock, Inc. — Class A	60,633	20,646,143
Travelers Companies, Inc.	200,222	20,586,826
Huntington Bancshares, Inc.	2,052,855	20,569,608
XL Group plc — Class A	594,607	20,507,995
Cincinnati Financial Corp.	405,870	20,500,494
Visa, Inc. — Class A	80,410	20,497,313
Northern Trust Corp.	313,365	20,487,804
NASDAQ OMX Group, Inc.	447,818	20,420,500
CBRE Group, Inc. — Class A*	629,764	20,366,568
American Tower Corp. — Class A	209,446	20,305,790
Progressive Corp.	782,493	20,305,693
Berkshire Hathaway, Inc. — Class B*	141,053	20,298,937
CME Group, Inc. — Class A	237,219	20,234,781
Aflac, Inc.	354,287	20,222,701
Host Hotels & Resorts, Inc.	883,302	20,218,783
Ameriprise Financial, Inc.	161,624	20,193,303
KeyCorp	1,552,728	20,169,937
Loews Corp.	523,675	20,035,806
Unum Group	644,581	20,020,686
Wells Fargo & Co.	384,619	19,969,418
People's United Financial, Inc.[1]	1,417,324	19,941,749
PNC Financial Services Group, Inc.	235,378	19,898,856
Hartford Financial Services Group, Inc.	511,300	19,889,570
Chubb Corp.	202,819	19,855,980
Torchmark Corp.	396,082	19,831,826
T. Rowe Price Group, Inc.	251,832	19,824,215
Assurant, Inc.	312,077	19,820,010
SunTrust Banks, Inc.	513,374	19,723,829
Franklin Resources, Inc.	382,719	19,721,510
U.S. Bancorp	470,562	19,721,253
ACE Ltd.	182,226	19,673,119
Invesco Ltd.	535,555	19,670,935
Marsh & McLennan Companies, Inc.	365,587	19,657,613
State Street Corp.	274,547	19,632,856
Aon plc	217,325	19,570,116
Navient Corp.	991,367	19,569,585
BB&T Corp.	551,437	19,460,212
Intercontinental Exchange, Inc.	94,219	19,383,675
Hudson City Bancorp, Inc.	2,157,917	19,356,515
Comerica, Inc.	465,455	19,316,383
Morgan Stanley	569,723	19,262,335
M&T Bank Corp.	169,425	19,172,133
Principal Financial Group, Inc.	408,140	19,154,010
Goldman Sachs Group, Inc.	109,394	18,860,620
Capital One Financial Corp.	257,549	18,855,162
Lincoln National Corp.	375,374	18,761,193
JPMorgan Chase & Co.	343,880	18,700,194
American International Group, Inc.	382,119	18,674,156
Charles Schwab Corp.	718,256	18,660,291
Bank of New York Mellon Corp.	517,279	18,622,044
Zions Bancorporation	765,438	18,339,894
American Express Co.	226,977	18,314,774
Bank of America Corp.	1,205,514	18,263,537
Genworth Financial, Inc. — Class A*	2,607,500	18,200,350
MetLife, Inc.	390,965	18,179,873
Discover Financial Services	334,142	18,170,642
Citigroup, Inc.	386,653	18,153,358
Fifth Third Bancorp	1,046,206	18,099,364
Prudential Financial, Inc.	238,295	18,081,825
Regions Financial Corp.	2,063,137	17,949,292
Total Financial		1,682,060,525
Consumer, Cyclical - 14.4%
Harman International Industries, Inc.	198,719	25,759,944
Whirlpool Corp.	114,366	22,767,983
CVS Health Corp.	229,651	22,542,542
GameStop Corp. — Class A1	639,387	22,538,392
Southwest Airlines Co.	498,654	22,529,187
Urban Outfitters, Inc.*	644,213	22,457,264
Chipotle Mexican Grill, Inc. — Class A*	31,445	22,320,919
Mohawk Industries, Inc.*	134,249	22,156,455
Darden Restaurants, Inc.	359,830	22,086,365
Newell Rubbermaid, Inc.	597,185	22,018,211
CarMax, Inc.*	354,171	21,994,020
Lennar Corp. — Class A	488,043	21,918,011
Coach, Inc.	586,661	21,817,923
PetSmart, Inc.	265,824	21,719,150
Starbucks Corp.	248,121	21,718,031
Under Armour, Inc. — Class A*	300,022	21,625,586
Home Depot, Inc.	206,917	21,606,273
Lowe's Companies, Inc.	318,356	21,571,803
Tractor Supply Co.	265,669	21,564,353
Dollar Tree, Inc.*	303,035	21,545,789
Kohl's Corp.	360,645	21,537,720
AutoNation, Inc.*	360,170	21,473,335
Costco Wholesale Corp.	149,783	21,417,471
Staples, Inc.	1,253,810	21,377,461
Bed Bath & Beyond, Inc.*	285,865	21,374,126
General Motors Co.	654,086	21,336,285
The Gap, Inc.	517,521	21,316,690
Leggett & Platt, Inc.	497,869	21,224,155
Macy's, Inc.	331,206	21,157,439
Carnival Corp.	480,883	21,139,617
BorgWarner, Inc.	391,382	21,138,541

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 14.4% (continued)
DR Horton, Inc.	860,908	$21,109,464
Nordstrom, Inc.	276,581	21,075,472
McDonald's Corp.	227,868	21,064,118
PulteGroup, Inc.	1,022,832	21,060,111
Target Corp.	285,313	21,001,890
L Brands, Inc.	247,724	20,964,882
Wal-Mart Stores, Inc.	246,396	20,938,732
Wyndham Worldwide Corp.	249,661	20,919,095
Ross Stores, Inc.	227,955	20,905,753
Johnson Controls, Inc.	447,731	20,806,060
TJX Companies, Inc.	314,829	20,759,824
Wynn Resorts Ltd.	139,976	20,709,449
Delta Air Lines, Inc.	433,157	20,492,658
Yum! Brands, Inc.	283,490	20,490,657
Walgreens Boots Alliance, Inc.	277,270	20,448,663
AutoZone, Inc.*	34,188	20,408,868
Delphi Automotive plc	296,059	20,348,135
Medtronic plc*	284,701	20,327,651
Ford Motor Co.	1,377,741	20,266,570
Hasbro, Inc.	368,446	20,235,054
O'Reilly Automotive, Inc.*	107,533	20,147,383
Fastenal Co.[1]	453,225	20,123,191
Marriott International, Inc. — Class A	268,957	20,037,297
Royal Caribbean Cruises Ltd.	264,866	20,010,626
Dollar General Corp.*	295,943	19,845,938
Family Dollar Stores, Inc.	260,524	19,825,876
NIKE, Inc. — Class B	214,698	19,805,891
WW Grainger, Inc.	83,898	19,786,504
Best Buy Company, Inc.	560,362	19,724,742
VF Corp.	284,110	19,708,711
Harley-Davidson, Inc.	310,894	19,182,160
Michael Kors Holdings Ltd.*	268,266	18,990,550
Ralph Lauren Corp. — Class A	113,609	18,960,206
Goodyear Tire & Rubber Co.	779,692	18,899,734
Fossil Group, Inc.*	193,118	18,886,940
Starwood Hotels & Resorts Worldwide, Inc.	261,620	18,828,791
Genuine Parts Co.	201,500	18,727,410
PACCAR, Inc.	305,051	18,336,616
Mattel, Inc.	671,714	18,069,107
PVH Corp.	162,614	17,929,820
Tiffany & Co.	198,409	17,190,156
Total Consumer, Cyclical		1,496,101,796
Industrial - 13.0%
Boeing Co.	171,015	24,860,450
MeadWestvaco Corp.	473,769	23,821,105
Corning, Inc.	1,001,049	23,794,935
Vulcan Materials Co.	331,060	23,343,041
Northrop Grumman Corp.	145,803	22,883,780
PerkinElmer, Inc.	494,904	22,622,063
Textron, Inc.	525,050	22,346,127
TE Connectivity Ltd.	334,287	22,193,314
Ingersoll-Rand plc	332,659	22,088,557
Waters Corp.*	185,085	22,034,369
Waste Management, Inc.	425,792	21,898,483
Union Pacific Corp.	183,555	21,514,481
Rockwell Collins, Inc.	251,086	21,497,983
Rockwell Automation, Inc.	197,111	21,469,330
Pall Corp.	221,463	21,428,760
Masco Corp.	858,727	21,330,779
Dover Corp.	304,538	21,329,842
3M Co.	131,420	21,329,466
Pentair plc	344,152	21,272,035
Roper Industries, Inc.	137,699	21,252,464
Amphenol Corp. — Class A	394,560	21,191,818
Stericycle, Inc.*	161,295	21,176,421
Republic Services, Inc. — Class A	533,306	21,161,582
L-3 Communications Holdings, Inc.	171,858	21,159,157
United Technologies Corp.	184,174	21,139,492
Honeywell International, Inc.	215,309	21,048,608
Lockheed Martin Corp.	111,575	21,017,383
Norfolk Southern Corp.	203,361	20,736,720
Kansas City Southern	188,321	20,732,259
Allegion plc	383,717	20,724,555
Martin Marietta Materials, Inc.	192,295	20,717,863
Thermo Fisher Scientific, Inc.	165,269	20,693,331
Snap-on, Inc.	155,655	20,656,975
Garmin Ltd.[1]	394,211	20,640,888
Stanley Black & Decker, Inc.	220,338	20,634,654
Illinois Tool Works, Inc.	221,366	20,606,961
Flowserve Corp.	376,431	20,511,725
Cummins, Inc.	146,605	20,445,533
Sealed Air Corp.	504,661	20,438,771
AMETEK, Inc.	425,047	20,359,751
Deere & Co.	238,944	20,355,639
CH Robinson Worldwide, Inc.	285,739	20,350,333
Danaher Corp.	246,531	20,309,224
Tyco International plc	497,075	20,285,631
Expeditors International of Washington, Inc.	462,355	20,195,666
Eaton Corporation plc	319,053	20,129,054
Emerson Electric Co.	353,425	20,124,020
General Dynamics Corp.	150,258	20,015,868
Owens-Illinois, Inc.*	855,054	19,965,511
FedEx Corp.	117,495	19,869,579
General Electric Co.	829,714	19,821,867
Raytheon Co.	198,070	19,816,904
CSX Corp.	592,679	19,736,211
Ball Corp.	310,720	19,677,898
Agilent Technologies, Inc.	519,885	19,636,057
Parker-Hannifin Corp.	167,837	19,546,297
FLIR Systems, Inc.	646,507	19,524,511
Ryder System, Inc.	235,455	19,493,319
Fluor Corp.	363,126	19,459,922
Xylem, Inc.	570,459	19,452,652
Jacobs Engineering Group, Inc.*	503,548	19,185,179
Joy Global, Inc.	446,278	18,716,899
United Parcel Service, Inc. — Class B	187,711	18,553,355
Caterpillar, Inc.	228,149	18,245,076
Precision Castparts Corp.	89,791	17,967,179
Total Industrial		1,350,539,662
Technology - 8.9%
Electronic Arts, Inc.*	460,019	25,236,642
Red Hat, Inc.*	356,807	22,760,718

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Technology - 8.9% (continued)
Cerner Corp.*	336,196	$22,306,605
Teradata Corp.*	497,298	22,159,599
Cognizant Technology Solutions Corp. — Class A*	409,125	22,145,936
Apple, Inc.	188,147	22,043,303
Fiserv, Inc.*	302,164	21,915,955
Oracle Corp.	516,910	21,653,360
Avago Technologies Ltd.	208,216	21,421,261
Fidelity National Information Services, Inc.	342,330	21,371,662
Microchip Technology, Inc.[1]	472,646	21,316,335
Accenture plc — Class A	252,122	21,185,812
salesforce.com, Inc.*	374,986	21,167,959
Broadcom Corp. — Class A	495,902	21,043,601
CA, Inc.	691,549	20,953,935
Dun & Bradstreet Corp.	181,529	20,895,803
Texas Instruments, Inc.	388,795	20,781,093
First Solar, Inc.*	490,272	20,748,311
Pitney Bowes, Inc.	857,554	20,564,145
Linear Technology Corp.	454,796	20,438,532
Computer Sciences Corp.	336,807	20,437,449
Citrix Systems, Inc.*	344,259	20,400,788
International Business Machines Corp.	132,961	20,384,251
Paychex, Inc.	447,905	20,272,180
Xerox Corp.	1,537,640	20,250,719
NVIDIA Corp.	1,052,029	20,204,217
Lam Research Corp.	263,421	20,135,902
Applied Materials, Inc.	872,826	19,935,346
Akamai Technologies, Inc.*	339,675	19,753,800
Hewlett-Packard Co.	543,317	19,630,043
Intuit, Inc.	224,108	19,457,057
Analog Devices, Inc.	369,337	19,244,304
NetApp, Inc.	507,541	19,185,050
Adobe Systems, Inc.*	271,571	19,045,274
Western Digital Corp.	195,502	19,008,659
Autodesk, Inc.*	350,731	18,941,228
EMC Corp.	728,663	18,894,232
Intel Corp.	570,091	18,835,807
KLA-Tencor Corp.	300,835	18,492,327
Altera Corp.	557,561	18,357,696
QUALCOMM, Inc.	292,521	18,270,862
Seagate Technology plc	322,396	18,196,030
Micron Technology, Inc.*	607,409	17,775,824
Microsoft Corp.	439,804	17,768,082
Xilinx, Inc.	457,315	17,640,926
SanDisk Corp.	209,020	15,866,708
Total Technology		928,495,328
Energy - 8.8%
Newfield Exploration Co.*	855,888	25,488,344
Nabors Industries Ltd.	2,065,050	23,768,727
Pioneer Natural Resources Co.	157,381	23,690,562
Valero Energy Corp.	446,365	23,603,781
Devon Energy Corp.	389,648	23,484,085
Noble Corporation plc[1]	1,422,228	23,068,538
Anadarko Petroleum Corp.	281,552	23,016,876
Marathon Petroleum Corp.	248,257	22,986,116
Chesapeake Energy Corp.	1,197,804	22,973,881
Apache Corp.	365,946	22,897,241
Tesoro Corp.	277,589	22,687,349
Noble Energy, Inc.	470,862	22,478,952
Denbury Resources, Inc.[1]	3,226,723	22,264,389
Occidental Petroleum Corp.	278,248	22,259,840
Phillips 66	314,344	22,104,670
Baker Hughes, Inc.	375,499	21,775,187
Halliburton Co.	544,392	21,770,236
Kinder Morgan, Inc.	527,231	21,642,832
Cimarex Energy Co.	209,601	21,630,823
Marathon Oil Corp.	811,428	21,583,985
QEP Resources, Inc.	1,066,109	21,556,724
Ensco plc — Class A	763,684	21,413,699
EOG Resources, Inc.	239,050	21,282,622
Schlumberger Ltd.	258,072	21,262,552
Williams Companies, Inc.	482,887	21,179,424
Hess Corp.	310,410	20,949,571
Exxon Mobil Corp.	238,450	20,845,299
ConocoPhillips	330,760	20,831,265
Chevron Corp.	201,655	20,675,687
Murphy Oil Corp.	459,777	20,648,585
Spectra Energy Corp.	613,494	20,515,239
Transocean Ltd.[1]	1,253,810	20,437,103
Helmerich & Payne, Inc.	342,272	20,385,720
Cameron International Corp.*	452,664	20,270,294
ONEOK, Inc.	460,358	20,269,563
Diamond Offshore Drilling, Inc.[1]	618,310	19,495,314
Equities Corp.	261,339	19,454,075
National Oilwell Varco, Inc.	335,459	18,259,033
Cabot Oil & Gas Corp. — Class A	686,258	18,185,837
FMC Technologies, Inc.*	480,300	18,001,644
Southwestern Energy Co.*	719,361	17,832,959
Range Resources Corp.	381,091	17,633,081
CONSOL Energy, Inc.	601,604	17,416,436
Total Energy		913,978,140
Communications - 7.6%
Netflix, Inc.*	61,727	27,270,989
Amazon.com, Inc.*	67,173	23,814,844
Juniper Networks, Inc.	978,800	22,248,124
Frontier Communications Corp.[1]	3,298,912	22,152,193
Alliance Data Systems Corp.*	75,255	21,735,902
Level 3 Communications, Inc.*	434,349	21,604,519
CBS Corp. — Class B	386,110	21,162,689
AT&T, Inc.	642,168	21,140,171
DIRECTV*	247,335	21,092,728
Interpublic Group of Companies, Inc.	1,055,227	21,041,226
Gannett Company, Inc.	675,696	20,953,333
Nielsen N.V.	476,395	20,751,766
Verizon Communications, Inc.	453,032	20,708,093
Motorola Solutions, Inc.	331,458	20,686,294
Walt Disney Co.	225,668	20,526,762
News Corp. — Class A*	1,372,222	20,432,386
CenturyLink, Inc.	549,479	20,424,134
Cisco Systems, Inc.	768,955	20,273,499
Expedia, Inc.	235,911	20,271,832
Symantec Corp.	817,484	20,249,079
Facebook, Inc. — Class A*	265,321	20,140,517
Harris Corp.	298,840	20,061,129
Comcast Corp. — Class A	373,038	19,825,105
Cablevision Systems Corp. — Class A1	1,046,206	19,794,218

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 7.6% (continued)
Omnicom Group, Inc.	271,609	$19,773,135
VeriSign, Inc.*,1	362,369	19,741,863
eBay, Inc.*	370,238	19,622,614
Time Warner, Inc.	251,483	19,598,070
Windstream Holdings, Inc.[1]	2,438,220	19,383,849
Time Warner Cable, Inc.	142,273	19,367,623
Scripps Networks Interactive, Inc. — Class A1	269,682	19,171,693
TripAdvisor, Inc.*	285,380	19,123,314
Priceline Group, Inc.*	18,702	18,879,295
Twenty-First Century Fox, Inc. — Class A	559,645	18,557,828
Viacom, Inc. — Class B	283,093	18,236,851
Yahoo!, Inc.*	411,122	18,085,257
F5 Networks, Inc.*	158,175	17,655,494
Discovery Communications, Inc. — Class C*	407,952	11,373,702
Google, Inc. — Class A*	19,777	10,631,126
Google, Inc. — Class C*	19,777	10,571,202
Discovery Communications, Inc. — Class A*	220,998	6,405,627
Total Communications		794,540,075
Utilities - 6.3%
PG&E Corp.	396,576	23,322,634
CMS Energy Corp.	615,548	23,224,625
SCANA Corp.	364,026	23,213,938
TECO Energy, Inc.	1,073,367	22,894,918
Wisconsin Energy Corp.[1]	409,891	22,859,621
AGL Resources, Inc.	403,544	22,751,811
DTE Energy Co.	252,151	22,607,859
Integrys Energy Group, Inc.	278,112	22,554,883
Northeast Utilities	403,844	22,445,650
NextEra Energy, Inc.	204,931	22,386,662
Xcel Energy, Inc.	596,381	22,382,179
NiSource, Inc.	516,668	22,351,058
Consolidated Edison, Inc.	322,067	22,312,802
FirstEnergy Corp.	551,437	22,239,454
Pinnacle West Capital Corp.	315,323	22,129,368
American Electric Power Company, Inc.	351,797	22,096,370
Edison International	322,756	21,995,821
Southern Co.	430,958	21,858,190
Dominion Resources, Inc.	283,965	21,834,069
Ameren Corp.	481,202	21,788,827
Duke Energy Corp.	249,690	21,757,987
CenterPoint Energy, Inc.	938,760	21,675,968
Public Service Enterprise Group, Inc.	506,842	21,632,017
Sempra Energy	190,996	21,376,272
Pepco Holdings, Inc.	774,556	21,261,562
PPL Corp.	589,655	20,932,753
Entergy Corp.	238,944	20,909,989
Exelon Corp.	574,966	20,721,775
NRG Energy, Inc.	774,556	19,100,551
AES Corp.	1,553,858	18,988,145
Total Utilities		657,607,758
Basic Materials - 4.5%
Newmont Mining Corp.	1,084,066	27,264,260
CF Industries Holdings, Inc.	82,998	25,345,930
LyondellBasell Industries N.V. — Class A	292,424	23,127,813
Sherwin-Williams Co.	83,492	22,648,875
Mosaic Co.	463,042	22,545,515
International Flavors & Fragrances, Inc.	206,355	21,896,329
Air Products & Chemicals, Inc.	149,599	21,783,110
Alcoa, Inc.	1,388,826	21,735,127
FMC Corp.	375,432	21,587,340
Dow Chemical Co.	476,395	21,513,998
EI du Pont de Nemours & Co.	297,744	21,202,350
Airgas, Inc.	187,459	21,115,382
Ecolab, Inc.	201,742	20,934,767
PPG Industries, Inc.	93,928	20,934,673
Sigma-Aldrich Corp.	151,886	20,887,363
Monsanto Co.	175,026	20,649,567
International Paper Co.	388,523	20,459,621
Eastman Chemical Co.	284,556	20,172,175
Praxair, Inc.	166,857	20,121,286
Allegheny Technologies, Inc.	676,481	19,300,003
Nucor Corp.	398,108	17,377,414
Freeport-McMoRan, Inc.	948,149	15,938,385
Total Basic Materials		468,541,283
Diversified - 0.2%
Leucadia National Corp.	947,335	21,476,084
	–	–
Total Common Stocks
(Cost $9,038,919,763)		10,395,950,742

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 01/31/15 at 0.04% due 02/02/15	$173,606,396	$173,606,396
BNP Paribas Securities Corp.
issued 01/31/15 at 0.06% due 02/02/15	63,129,598	63,129,598
Barclays Capital, Inc.
issued 01/31/15 at 0.04% due 02/02/15	32,293,946	32,293,946
Total Securities Lending Collateral
(Cost $269,029,940)		269,029,940
Total Investments - 102.5%
(Cost $9,307,949,703)		$10,664,980,682
Other Assets & Liabilities, net - (2.5)%		(260,857,151)
Total Net Assets - 100.0%		$10,404,123,531

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day. The Funds invest in money market mutual funds, which are calculated at their NAV.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Short term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided that amortized cost approximates fair value.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at January 31, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Guggenheim Russell Top 50® Mega Cap ETF	$540,640,139	$—	$—	$540,640,139
Guggenheim S&P 500® Pure Value ETF	1,061,847,552	60,860,719	—	1,122,708,271
Guggenheim S&P 500® Pure Growth ETF	1,837,988,600	6,464,615	—	1,844,453,215
Guggenheim S&P Midcap 400® Pure Value ETF	117,372,822	8,697,720	—	126,070,542
Guggenheim S&P Midcap 400® Pure Growth ETF	667,763,197	8,423,858	—	676,187,055
Guggenheim S&P SmallCap 600® Pure Value ETF	166,086,460	7,113,085	—	173,199,545
Guggenheim S&P SmallCap 600® Pure Growth ETF	99,893,105	2,381,791	—	102,274,896
Guggenheim Russell MidCap® Equal Weight ETF	153,113,563	6,069,933	—	159,183,496
Guggenheim Russell 1000® Equal Weight ETF	96,830,006	2,046,850	—	98,876,856
Guggenheim Russell 2000® Equal Weight ETF	43,020,938	2,497,992	—	45,518,930
Guggenheim MSCI Emerging Markets Equal Weight ETF	12,863,997	121,059	—	12,985,056
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	132,440,781	2,930,199	—	135,370,980
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	223,538,890	—	—	223,538,890
Guggenheim S&P 500® Equal Weight Energy ETF	124,906,177	10,224,958	—	135,131,135
Guggenheim S&P 500® Equal Weight Financials ETF	166,092,971	—	—	166,092,971
Guggenheim S&P 500® Equal Weight Health Care ETF	482,828,457	—	—	482,828,457
Guggenheim S&P 500® Equal Weight Industrials ETF	124,957,393	2,038,543	—	126,995,936
Guggenheim S&P 500® Equal Weight Materials ETF	58,009,448	—	—	58,009,448
Guggenheim S&P 500® Equal Weight Technology ETF	738,790,427	22,248,868	—	761,039,295
Guggenheim S&P 500® Equal Weight Utilities ETF	286,828,343	15,011,963	—	301,840,306
Guggenheim S&P 500® Equal Weight ETF	10,395,950,742	269,029,940	—	10,664,980,682

For the period ended January 31, 2015, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At January 31, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Guggenheim S&P 500® Pure Value ETF	$61,666,275	$62,319,350
Guggenheim S&P 500® Pure Growth ETF	6,435,858	6,619,550
Guggenheim S&P Midcap 400® Pure Value ETF	8,598,182	8,906,175
Guggenheim S&P Midcap 400® Pure Growth ETF	8,275,791	8,625,750
Guggenheim S&P SmallCap 600® Pure Value EFT	7,013,578	7,283,563
Guggenheim S&P SmallCap 600® Pure Growth ETF	2,315,250	2,438,875
Guggenheim Russell MidCap® Equal Weight ETF	6,029,216	6,200,038
Guggenheim Russell 1000® Equal Weight ETF	2,034,862	2,095,906
Guggenheim Russell 2000® Equal Weight ETF	2,314,034	2,549,083
Guggenheim MSCI Emerging Markets Equal Weight ETF	115,300	123,400
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	2,891,582	3,000,425
Guggenheim S&P 500® Equal Weight Energy ETF	10,423,656	10,470,016
Guggenheim S&P 500® Equal Weight Industrials ETF	2,022,720	2,087,400
Guggenheim S&P 500® Equal Weight Technology ETF	21,998,730	22,782,100
Guggenheim S&P 500® Equal Weight Utilities ETF	14,571,970	15,371,750
Guggenheim S&P 500® Equal Weight ETF	267,819,139	275,477,704

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Cash collateral received was invested in the following joint repurchase agreements at January 31, 2015:

The following represents a breakdown of the collateral for the joint repurchase agreements  at January 31, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Freddie Mac Strips
0.04%			0.00%
Due 02/02/15	$275,000,000	$275,000,917	07/15/17 - 07/15/32	$217,714,000	$147,770,191
			Fannie Mae Strips
			0.00%
			05/15/17 - 01/15/37	156,669,000	132,732,062
BNP Paribas Securities Corp.
0.06%			U.S. TIP Bonds
Due 02/02/15	100,000,000	100,000,500	0.13% - 2.50%
			07/15/22 - 02/15/43	84,667,600	102,000,086

Barclays Capital, Inc.			U.S. Treasury Notes
0.04%			2.00% - 2.50%
Due 02/02/15	51,155,000	51,155,171	10/31/21 - 05/15/24	48,772,400	52,178,262

There is also $10,213,535 in segregated cash held as collateral.

Item 2.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	March 30, 2015

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date:	March 30, 2015